As filed with the Securities and Exchange Commission on January 25, 2008
Securities Act File No. 333-92106
Investment Company Act of 1940 File No. 811-21145

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 14  ☑
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 17 ☑
SPDR® INDEX SHARES FUNDS
(Exact Name of Registrant as Specified in Charter)
One Lincoln Street
Boston, Massachusetts 02111

(Address of Principal Executive Offices)
Registrant’s Telephone Number: (866) 787-2257
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street/LCC6
Boston, Massachusetts 02111
(Name and Address of Agent for Service)
Copies to:
W. John McGuire, Esq.
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Ave., NW
Washington, DC 20004
It is proposed that this filing will become effective:
☐     immediately upon filing pursuant to Rule 485, paragraph (b)
☑     on January 31, 2008 pursuant to Rule 485, paragraph (b)
☐     60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐     on ____________ pursuant to Rule 485, paragraph (a)(1)
☐     75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐     on ____________ pursuant to Rule 485, paragraph (a)(2)
☐     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SPDR® Index Shares Funds

Prospectus

DJ STOXX 50® ETF
DJ EURO STOXX 50® ETF
SPDR® S&P® Asia Pacific ETF
SPDR® S&P® Emerging Asia Pacific ETF
SPDR® S&P® China ETF
SPDR® S&P® Emerging Markets ETF
SPDR® S&P® BRIC 40 ETF
SPDR® S&P® Europe ETF
SPDR® S&P® Emerging Europe ETF
SPDR® S&P® Emerging Latin America ETF
SPDR® S&P® Emerging Middle East & Africa ETF
SPDR® S&P® World ex-US ETF
SPDR® S&P® International Small Cap ETF
SPDR® DJ Wilshire International Real Estate ETF
SPDR® FTSE/Macquarie Global Infrastructure 100 ETF
SPDR® MSCI ACWI ex-US ETF
SPDR® Russell/Nomura PRIMEtm Japan ETF
SPDR® Russell/Nomura Small Captm Japan ETF

January 31, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Funds are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. Such Shares in the Funds involve investment risks, including the loss of principal.

ii

OVERVIEW OF THE FUNDS

The investment portfolios offered by this Prospectus as described herein (each is referred to as a “Fund” and collectively, the “Funds”) are series of SPDR Index Shares Funds (the “Trust”).

Each Fund, using an “indexing” investment approach, seeks to replicate as closely as possible, before fees and expenses, the total return performance, or price and yield performance, of a market index (each, an “Index”). For more information regarding each Index, please refer to the “Additional Index Information” section of this Prospectus. SSgA Funds Management, Inc. (the “Adviser”) serves as investment adviser to the Funds. The Tuckerman Group LLC (“Tuckerman” or the “Sub-Adviser”) serves as investment sub-adviser to the SPDR DJ Wilshire International Real Estate ETF and is responsible for the day-to-day management of the SPDR DJ Wilshire International Real Estate ETF’s portfolio. To the extent that a reference in this Prospectus refers to the “Adviser,” such reference should also be read to refer to Tuckerman with respect to the SPDR DJ Wilshire International Real Estate ETF where the context requires.

The shares (the “Shares”) of each Fund are, or are expected to be, listed on a national securities exchange (the “Exchange”). The Shares of the Funds trade on the Exchange at market prices that may differ to some degree from the Shares’ net asset values. Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,”* principally in-kind for securities included in the relevant Index. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

Who Should Invest?

Each Fund is designed for investors who seek a relatively low-cost “passive” approach for investing in a portfolio of equity securities as represented in each Fund’s Index. Each Fund may be suitable for long-term investment in the market or sector represented in its Index. Shares of the Funds may also be used as an asset allocation tool or as a speculative trading instrument. Unlike many conventional mutual funds, which are only bought and sold at closing net asset values, each Fund’s Shares are listed on the Exchange and trade in a secondary market on an intraday basis and can be created and redeemed principally in kind

*  Except that under the “Dividend Reinvestment Service” described further in the Statement of Additional Information, Shares may be created in less than a Creation Unit and upon termination of the Fund, Shares may be redeemed in less than a Creation Unit.

in Creation Units at each day’s next calculated net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on each Fund that could arise from frequent cash creation and redemption transactions that may affect the net asset value of a Fund. Moreover, in contrast to conventional mutual funds where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities to raise cash for redemptions which, in turn, may generate taxable gains, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for shareholders who remain invested in a Fund.

Principal Strategies of the Funds

The Adviser seeks a correlation of 0.95 or better between each Fund’s performance and the performance of its Index; however, a number of factors may affect a Fund’s ability to achieve a high correlation with its Index, including the degree to which a Fund utilizes a sampling methodology (as described below). There can be no guarantee that a Fund will achieve a high degree of correlation. A correlation of 1.00 would represent perfect correlation.

The DJ STOXX 50 ETF and DJ EURO STOXX 50 ETF (collectively, the “Stoxx Funds”) and the SPDR S&P BRIC 40 ETF generally will invest in all of the stocks comprising their respective benchmark Index in proportion to the weightings in the Index. The Adviser, in seeking to achieve each Fund’s investment objective other than the Stoxx Funds (collectively, the “Non-Stoxx Funds”) and the SPDR S&P BRIC 40 ETF, and under various circumstances where it may not be possible or practicable to purchase all of the stocks in the benchmark Index for each Stoxx Fund and the SPDR S&P BRIC 40 ETF, may utilize a sampling methodology in seeking to achieve such Fund’s investment objective. Sampling means that the Adviser uses quantitative analysis to select stocks that represent a sample of stocks in the relevant Index, that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of stocks. The quantity of holdings in each Fund will be based on a number of factors, including asset size of each Fund. The Adviser generally expects each Fund, except the Stoxx Funds and the SPDR S&P BRIC 40 ETF, to hold less than the total number of stocks in its Index, but reserves the right to hold as many stocks as it believes necessary to achieve each Fund’s investment objective.

In addition, from time to time, stocks are added to or removed from an Index and consequently the countries represented by an Index, except with respect to the SPDR S&P China ETF, SPDR S&P BRIC 40 ETF, SPDR Russell/Nomura PRIME Japan ETF and SPDR Russell/Nomura Small Cap Japan ETF, may change. The Adviser may sell stocks that are represented in an Index, or purchase stocks that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight stocks in an Index, purchase or sell securities not in an Index, or utilize various combinations of other available investment techniques, in seeking to track an Index.

Each Fund, except for the SPDR S&P BRIC 40 ETF, will normally invest at least 90% of its assets in the securities of companies of its Index. The SPDR S&P BRIC 40 ETF will normally invest at least 80% of its assets in the securities of companies in its Index. Such investments by the Non-Stoxx Funds generally include stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) that trade on developed market exchanges (collectively, “Investment Securities”), such as the Honk Kong Stock Exchange, the London Stock Exchange, NASDAQ, and the New York Stock Exchange (“NYSE”). The Adviser may purchase an ADR or GDR as a replacement for the actual foreign security in the applicable Index. Conversely, the Adviser may purchase the actual foreign security as a replacement for an ADR or GDR included in the applicable Index. Each Fund will provide shareholders with at least 60 days notice prior to any material change in the above-noted 90% or 80% investment policies or its benchmark Index. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. This percentage limitation applies at the time of investment.

Each Fund may also invest its other assets in securities not included in its benchmark Index, but which the Adviser believes will help a Fund track its Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Each Fund will generally concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that its benchmark Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, securities of state or municipal governments and their political subdivisions and securities of foreign governments are not considered to be issued by members of any industry. Each Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund.

Each Fund, except the DJ STOXX 50 ETF, the DJ EURO STOXX ETF, the SPDR S&P Emerging Markets ETF, the SPDR S&P BRIC 40 ETF, the SPDR S&P World ex-US ETF and the SPDR MSCI ACWI ex-US ETF, has adopted a non-fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. This percentage limitation applies at the time of investment. A Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% policy. The Board of Trustees of the Trust (the “Board”) may change a Fund’s investment strategy, Index and other policies without shareholder approval, except as otherwise indicated. The Board may not change a Fund’s investment objective without shareholder approval, except in the case of the SPDR FTSE/Macquarie Global Infrastructure 100 ETF.

Principal Risks of the Funds

The Funds’ Shares will change in value, and you could lose money by investing in the Funds. The Funds may not achieve their objectives. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

		Index								Sampling							Country	Real
		and			Foreign	Non-			Index	Index	Large	Mid	Small	Micro	Emerging		and	Estate
		Equity	Market	Management	Securities	Diversified	Concentration	Derivatives	Traking	Tracking	Cap	Cap	Cap	Cap	Markets	Geographic	Regional	Securities
Ticker	Name	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk
FEU	DJ STOXX 50 ETF	✓	✓	✓	✓	✓	✓	✓	✓		✓					✓	✓

FEZ	DJ EURO STOXX 50 ETF	✓	✓	✓	✓	✓	✓	✓	✓		✓					✓	✓

GAO	SPDR S&P Asia Pacific ETF	✓	✓	✓	✓	✓	✓	✓		✓	✓	✓	✓	✓		✓	✓

GMF	SPDR S&P Emerging Asia Pacific ETF	✓	✓	✓	✓	✓	✓	✓		✓		✓	✓	✓	✓	✓	✓

GXC	SPDR S&P China ETF	✓	✓	✓	✓	✓	✓	✓		✓	✓	✓	✓	✓	✓	✓	✓

GMM	SPDR S&P Emerging Markets ETF	✓	✓	✓	✓	✓	✓			✓	✓	✓	✓	✓	✓

BIK	SPDR S&P BRIC 40 ETF	✓	✓	✓	✓	✓	✓	✓	✓		✓	✓	✓		✓	✓	✓

GEU	SPDR S&P Europe ETF	✓	✓	✓	✓	✓	✓	✓		✓	✓	✓	✓	✓		✓	✓

GUR	SPDR S&P Emerging Europe ETF	✓	✓	✓	✓	✓	✓			✓	✓	✓	✓	✓	✓	✓	✓

GML	SPDR S&P Emerging Latin America ETF	✓	✓	✓	✓	✓	✓	✓			✓	✓	✓	✓	✓	✓	✓

GAF	SPDR S&P Emerging Middle East & Africa ETF	✓	✓	✓	✓	✓	✓	✓		✓	✓		✓	✓	✓	✓	✓

GWL	SPDR S&P World ex-U.S. ETF	✓	✓	✓	✓	✓	✓	✓		✓		✓	✓	✓

GWX	SPDR S&P International Small Cap ETF	✓	✓	✓	✓	✓	✓	✓		✓			✓	✓

RWX	SPDR DJ Wilshire International Real Estate ETF	✓	✓	✓	✓	✓	✓	✓		✓	✓	✓	✓	✓	✓			✓

GII	SPDR FTSE/Macquarie Global Infrastructure 100 ETF	✓	✓	✓	✓	✓	✓	✓		✓	✓	✓	✓		✓	✓

CWI	SPDR MSCI ACWI ex-U.S. ETF	✓	✓	✓	✓	✓	✓	✓				✓	✓		✓

JPP	Russell/Nomura PRIME Japan ETF	✓	✓	✓	✓	✓	✓			✓	✓	✓				✓	✓

JSC	Russell/Nomura Small Cap Japan ETF	✓	✓	✓	✓	✓	✓			✓			✓	✓		✓	✓

Index Risk:  Unlike many investment companies, each Fund is not actively “managed.” Therefore, a Fund may not sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the relevant Index. A Fund may not perform the same as its benchmark Index due to tracking error.

Market Risk:  An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the relevant Index. The values of equity securities could decline generally or could underperform other investments.

Management Risk:  Because a Fund may, under certain circumstances, hold less than the total number of stocks in its benchmark Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Foreign Securities Risk:  Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks. Each Fund’s net asset value is determined on the basis of U.S. dollars. Foreign currencies, investments, and other assets and liabilities, if any, are translated into U.S. dollars at current exchange rates. Therefore, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar even if the local currency value of a Fund’s holdings goes up.

Foreign Securities.  Each Fund will invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Depositary receipts may be “sponsored” or “unsponsored.”   Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may be unregistered and unlisted.  A Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (“Securities Act”).The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. It is possible that ADRs and GDRs purchased by a Fund in reliance on Rule 144A could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Foreign securities involve special risks and costs.  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

Currency.  Because each Fund’s net asset value is determined on the basis of U.S. dollars, a Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Forward Currency Exchange Contracts.  Each Fund may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Adviser, and the Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund’s foreign holdings increases because of currency fluctuations.

Non-Diversified Risk:  Each Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company or a single industry than diversified funds, the performance of that company or industry can have a substantial impact on a Fund’s share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of each Fund.

Concentration Risk:  Each Fund’s assets will generally be concentrated in an industry or group of industries to the same extent that a Fund’s underlying Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if a Fund’s assets were invested in a wider variety of industries.

Derivatives Risk:  A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

DESCRIPTION OF THE FUNDS

DJ STOXX 50 ETF
(Symbol: FEU)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones STOXX 50® Index (“Dow Jones STOXX 50 Index”). There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy designed to track the price and yield performance of the Dow Jones STOXX 50 Index. The Dow Jones STOXX 50 Index is a pan-European index that represents the performance of some of the largest companies, across all components of the 18 Dow Jones STOXX® 600 Supersector Indexes. The 50 companies in the Dow Jones STOXX 50 Index are selected by first identifying the companies that equal approximately 60% of the free-float market capitalization of each corresponding Dow Jones STOXX® TMI Supersector Index. In addition, any stocks that are currently components of the Dow Jones STOXX 50 Index are added to the list. From that list, the 40 largest stocks are selected to be components of the Dow Jones STOXX 50 Index. In addition, any stocks that are current components of the Dow Jones STOXX 50 Index (and ranked 41-60 on the list) are included as components. If there are still less than 50 component stocks, the applicable number of the largest remaining stocks on the list ranked 41 or higher are included as components of the Dow Jones STOXX 50 Index.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (Europe):  Developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls of the European Monetary Union. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

DJ EURO STOXX 50 ETF
(Symbol: FEZ)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones EURO STOXX 50® Index (“Dow Jones EURO STOXX 50 Index”). There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy designed to track the price and yield performance of the Dow Jones EURO STOXX 50® Index. The Dow Jones EURO STOXX 50 Index represents the performance of some of the largest companies across all components of the 18 Dow Jones EURO STOXX® Supersector Indexes. The 50 companies in the Dow Jones EURO STOXX 50 Index are selected by first identifying the companies that equal approximately 60% of the free-float market capitalization of each corresponding Dow Jones EURO STOXX® TMI Supersector Index. In addition, any stocks that are currently components of the Dow Jones EURO STOXX 50 Index are added to the list. From that list, the 40 largest stocks are selected to be components of the Dow Jones EURO STOXX 50 Index. In addition, any stocks that are current components of the Dow Jones EURO STOXX 50 Index (and ranked 41-60 on the list) are included as components. If there are still less than 50 component stocks, the applicable number of the largest remaining stocks on the list ranked 41 or higher are included as components of the Dow Jones EURO STOXX 50 Index.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above.

Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (Europe):  Developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls of the European Monetary Union. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

SPDR S&P Asia Pacific ETF
(Symbol: GAO)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Asia Pacific equity markets. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P/Citigroup BMI Asia Pacific Index (“Asia Pacific Index”). The

Asia Pacific Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed markets in the Asia Pacific region. As of December 31, 2007, the Asia Pacific Index consisted of companies from Australia, Hong Kong, Japan, New Zealand, Singapore, and South Korea. The Asia Pacific Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Asia Pacific Index calculation. As of December 31, 2007, the Asia Pacific Index was comprised of 2,927 stocks.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (Pacific Region):  Many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Pacific region as it has in the past.

SPDR S&P Emerging Asia Pacific ETF
(Symbol: GMF)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the Asia Pacific Region. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P/Citigroup BMI Asia Pacific Emerging Index (“Asia Pacific Emerging Index”). The Asia Pacific Emerging Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets. As of December 31, 2007, the Asia Pacific Emerging Index consisted of companies from China, India, Indonesia, Malaysia, Pakistan, Philippines, Taiwan and Thailand. The Asia Pacific Emerging Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Asia Pacific Emerging Index calculation. As of December 31, 2007, the Asia Pacific Emerging Index was comprised of 1,426 stocks.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

Emerging Markets Risk:  Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (Pacific Region):  Many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Pacific region as it has in the past.

SPDR S&P China ETF
(Symbol: GXC)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Chinese equity market. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P/Citigroup BMI China Index (“China Index”). The China Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in China, but legally available to foreign investors. The China Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the China Index calculation. As of December 31, 2007, the China Index was comprised of 313 stocks.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid-

and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

Emerging Markets Risk:  Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (China):   The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements.

The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

From time to time, certain of the companies comprising the Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company’s performance. Additionally, one or more of these companies may suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund will be indirectly subject to these risks.

SPDR S&P Emerging Markets ETF
(Symbol: GMM)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the world. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P/Citigroup BMI Emerging Markets Index (“Emerging Markets Index”). The Emerging Markets Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging markets. As of December 31, 2007, the Emerging Markets Index consisted of companies from Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Russia, Slovenia, South Africa, Taiwan, Thailand and Turkey. The Emerging Markets Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Emerging Markets Index calculation. As of December 31, 2007, the Emerging Markets Index was comprised of 2,377 securities.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above.

Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

Emerging Markets Risk:  Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

SPDR S&P BRIC 40 ETF
(Symbol: BIK)

Investment Objective.  The Fund’s investment objective is to replicate, before fees and expenses, the total return performance of an equity index based upon the emerging markets of Brazil, Russia, India and China. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy designed to track the total return performance of the S&P® BRIC 40 Index (”BRIC 40 Index”). The BRIC 40 Index is a market capitalization weighted index designed to provide exposure to 40 leading companies domiciled in the emerging markets of Brazil, Russia, India and China that are listed on the Hong Kong Stock Exchange, the London Stock Exchange, Nasdaq and/or

the NYSE. The BRIC 40 Index is ”float adjusted”, meaning that only those shares publicly available to investors are included in the BRIC 40 Index calculation. As of December 31, 2007, the BRIC 40 Index was comprised of 40 securities.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Emerging Markets Risk:  Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk:

Brazil:  Brazil has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency. Brazil also has suffered from chronic structural public sector deficits. Such challenges have contributed to a high degree of price volatility in both the Brazilian equity and foreign currency markets. In addition, the Brazilian economy may be significantly affected by the economies of other Latin American countries. High interest, inflation, and unemployment rates generally characterize the economies in Latin American countries. Currency devaluations in any one Latin American country can have a significant affect on the entire Latin American region. Because commodities such as oil and gas, minerals, and metals represent a significant percentage of the region’s exports, the economies of Latin American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many Latin American countries can experience significant volatility.

Russia:  Since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Because Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model, the Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. Also, Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States. A few issuers represent a large percentage of market capitalization and trading volume of Russian markets. Additionally, financial information on Russian issuers may not be as reliable as U.S. companies because they are not necessarily prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards. There is also the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities. Also, to the extent that the Fund invests directly in the securities of Russian companies, there is greater risk that the Fund’s ownership rights in such direct securities could be lost through fraud or negligence because ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. Because Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund’s shareholders.

India:  Certain countries in the India region are either comparatively underdeveloped or in the process of becoming developed. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent may have relatively unstable governments and economies based on only a few industries. The Fund may be more sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status).

China:  The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China total market and thus may be more sensitive to political or economic circumstances and market movements.

The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect the values of the Chinese companies in which the Fund invests.

From time to time, certain of the companies included in the Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company’s performance. Additionally, one or more of these companies may suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund will be indirectly subject to these risks.

SPDR S&P Europe ETF
(Symbol: GEU)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the European equity markets. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup BMI Europe Index (“Europe Index”). The Europe Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed Europe. As of December 31, 2007, the Europe Index consisted of companies from Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Slovenia, Spain, Sweden, Switzerland and the United Kingdom. The Europe Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Europe Index calculation. As of December 31, 2007, the Europe Index was comprised of 2,340 securities.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (Europe):  Developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls of the European Monetary Union. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

SPDR S&P Emerging Europe ETF
(Symbol: GUR)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the European emerging markets. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P/Citigroup BMI European Emerging Capped Index (“European Emerging Index”). The European Emerging Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging European markets. As of December 31, 2007, the Index consisted of companies from the Czech Republic, Hungary, Poland, Russia, Slovenia and Turkey. The European Emerging Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation. Each individual stock is capped at a maximum of 24% of index weight and changes in capping are monitored on the quarterly rebalancing dates. As of December 31, 2007, the European Emerging Index was comprised of 266 stocks.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

Emerging Markets Risk:  Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (Europe):  Developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls of the European Monetary Union. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

SPDR S&P Emerging Latin America ETF
(Symbol: GML)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Latin American emerging markets. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P/Citigroup BMI Latin America Index (“Latin America Index”). The Latin America Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Latin American markets. As of December 31, 2007, the Index consisted of companies from Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Latin America Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Latin America Index calculation. As of December 31, 2007, the Latin America Index was comprised of 354 stocks.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

Emerging Markets Risk:  Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (Latin America):  The Latin American economies are generally considered emerging markets and can be significantly affected by currency devaluations. The markets in Latin America can be extremely volatile. In addition, Latin American economies can be particularly sensitive to fluctuations in commodity prices. A relatively small number of Latin American companies represents a large portion of Latin America’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements.

SPDR S&P Emerging Middle East & Africa ETF
(Symbol: GAF)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Middle Eastern and African emerging markets. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P/Citigroup BMI Middle East & Africa Index (“Middle East & Africa Index”). The Middle East & Africa Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Middle Eastern and African markets. As of December 31, 2007, the Middle East & Africa Index consisted of companies from Egypt, Israel, Jordan, Morocco, Nigeria and South Africa. The Middle East & Africa Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Middle East & Africa Index calculation. As of December 31, 2007, the Middle East & Africa Index was comprised of 341 stocks.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid-

and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

Emerging Markets Risk:  Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (Middle East and Africa):  Certain Middle Eastern/African markets are in only the earliest stages of development. There also may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern/African countries typically are fewer in number and less well capitalized than brokers in the United States.

Certain economies in Middle Eastern/African countries depend to a significant degree upon exports of primary commodities such as gold, silver, copper, diamonds and oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, many Middle Eastern/African governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern/African countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio.

The legal systems in certain Middle Eastern/African countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern/African countries. The Fund therefore may be liable in certain Middle Eastern/African countries for the acts of a corporation in which it invests for an amount greater than the Fund’s actual investment in that corporation. Similarly, the rights of investors in Middle Eastern/African issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern/African country. Some Middle Eastern/African countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.

The manner in which foreign investors may invest in companies in certain Middle Eastern/African countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as in investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled.

Substantial limitations may exist in certain Middle Eastern/African countries with respect to the Fund’s ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Securities which are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by the Fund and subject to the limitations on illiquid investments.

SPDR S&P World ex-U.S. ETF
(Symbol: GWL)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the developed world (ex-US) equity markets. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P/Citigroup BMI World Ex US Index (“World Index”). The World Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. As of December 31, 2007, the World Index consisted of companies from Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Australia, Hong Kong, Japan, New Zealand, Singapore, South Korea and Canada. The World Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the World Index calculation. As of December 31, 2007, the World Index was comprised of 5,834 securities.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

SPDR S&P International Small Cap ETF
(Symbol: GWX)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the developed world (ex-US) small cap equity markets. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P/Citigroup World Ex US Cap Range < 2 billion USD Index (“World Small Cap Index”). The World Small Cap Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. As of December 31, 2007, the World Small Cap Index consisted of small-cap companies from Austria, Belgium, Denmark, Finland, France, Germany, Greece,

Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Australia, Hong Kong, Japan, New Zealand, Singapore, South Korea and Canada. The World Small Cap Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the World Small Cap Index calculation. As of December 31, 2007, the World Small Cap Index was comprised of 4,040 securities.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

SPDR DJ Wilshire International Real Estate ETF
(Symbol: RWX)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of an equity index based upon the international real estate market. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the price and yield performance of the Dow Jones Wilshire Ex-US Real Estate Securities Index (“DJW Ex-US RESI Index”). The DJW Ex-US RESI Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the U.S. As of December 31, 2007, the DJW Ex-US RESI Index consisted of companies from Austria, Australia, Belgium, Canada, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Philippines, Poland, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand , Turkey and the United Kingdom. As of December 31, 2007, the DJW Ex-US RESI Index was comprised of 156 securities.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

Emerging Markets Risk:  Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

Real Estate Securities Risk:  The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in real estate securities (which include real estate investment trusts (“REITs”)) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended (“1940 Act”).

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
(Symbol: GII)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the global infrastructure industry market. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology to track the total return performance of the Macquarie Global Infrastructure 100 Index (“MGI 100 Index”). The MGI 100 Index is a float adjusted market capitalization weighted index that measures the stock performance of companies within the infrastructure industry, principally those engaged in management, ownership and operation of infrastructure and utility assets. The MGI 100 Index is a composite of the broader Macquarie Global Infrastructure Index which is based on 255 stocks within the following subsectors: Pipelines; Transportation Services; Electricity; Gas Distribution; Multi-utilities; Water; and Telecommunications Equipment. As of December 31, 2007, the MGI 100 Index consisted of companies from Australia, Brazil, Canada, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, Portugal, South Korea, Spain and the United Kingdom. As of December 31, 2007, the MGI 100 Index was comprised of 100 stocks.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Emerging Markets Risk:  Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

SPDR MSCI ACWI ex-US ETF
(Symbol: CWI)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon broad based world ex-US equity markets. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology to track the total return performance of the standard MSCI All Country World Index ex USA Index (“MSCI ACWI ex-USA Index”). The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the U.S. As of December 31, 2007, the MSCI ACWI ex-USA Index consisted of companies from Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Malaysia, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. As of December 31, 2007, the MSCI ACWI ex-USA Index was comprised of 2,246 securities.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Emerging Markets Risk:  Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

SPDR Russell/Nomura PRIME Japan ETF
(Symbol: JPP)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Japanese equity market. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Russell/Nomura PRIMEtm Index (the “PRIME Index”). The PRIME Index is made up of the 1,000 largest stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Markettm Index and is designed to take into account liquidity and to serve as a benchmark for passive investment strategies. The PRIME Index includes stocks from a broad universe of Japanese equities. As of December 31, 2007, the PRIME Index was comprised of 999 stocks.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Large Cap Risk:  Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

Mid Cap Risk:  Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (Japan):  Japan’s economy has been in a recession. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures. Governmental policy can significantly affect economic growth.

SPDR Russell/Nomura Small Cap Japan ETF
(Symbol: JSC)

Investment Objective.  The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Japanese small cap equity market. There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies.  The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the float-adjusted Russell/Nomura Japan Small Captm Index (the “Small Cap Japan Index”). The Small Cap Japan Index is made up of the smallest 15% of stocks, in terms of float-adjusted market capitalization, of the Russell/Nomura Total Markettm Index. The Small Cap Japan Index includes stocks from a broad universe of Japanese equities. As of December 31, 2007, the Small Cap Japan Index was comprised of 1,200 stocks.

The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a “sampling” methodology in seeking the Fund’s objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund’s investment objective.

Principal Risks.  The Fund is subject to the risks identified as applicable to the Fund in Principal Risks of the Funds under “Overview of the Funds” above. Also see Additional Risks under “Additional Investment Strategies, Risks and Other Considerations.” In addition, the Fund is subject to the following risks:

Sampling Index Tracking Risk:  The Fund’s return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund utilizes a sampling approach and may invest in ADRs or GDRs based on the securities in its Index and futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if the Fund purchased all of the stocks in the Index. This risk is particularly acute due to the greater risks of investment described below and this risk may be exacerbated if the Fund has low asset levels.

Small Cap Risk:  Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Micro Cap Risk:  Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

Geographic Risk:  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

Country and Regional Risk (Japan):  Japan’s economy has been in a recession. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures. Governmental policy can significantly affect economic growth.

PERFORMANCE
BAR CHARTS AND TABLES

The bar charts and tables below provide some indication of the risks of investing in the Funds by showing the variability of the Funds’ returns based on net assets and comparing the Funds’ performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Funds will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Funds not listed below either had not completed a full calendar year of operations or had not commenced operations as of the date of this Prospectus. Once such Funds have completed a full calendar year of operations, a bar chart and table will be included with respect to such Funds.

DJ STOXX 50 ETF

This bar chart shows the performance of the Fund’s Shares for the five full calendar years since its inception on October 15, 2002. During the period shown above (January 1, 2003 through December 31, 2007), the highest quarterly return for the Fund was 21.53% for the quarter ended June 30, 2003 and the lowest quarterly return for the Fund was -9.21% for the quarter ended March 31, 2003.

Average Annual Total Return	One	Five	Since
(for Periods Ended December 31, 2007)	Year	Years	Inception(1)
Return Before Taxes	13.63%	19.29%	18.57%

Return After Taxes on Distributions	13.21%	18.91%	18.20%

Return After Taxes on Distributions and Sale of Creation Units	9.81%	17.12%	16.49%

Dow Jones STOXX 50 Index (reflects no deductions for fees, expenses or taxes) (USD)	13.78%	19.73%	18.80%

(1)	Investment operations commenced on October 15, 2002.

DJ EURO STOXX 50 ETF

This bar chart shows the performance of the Fund’s Shares for the five full calendar years since its inception on October 15, 2002. During the period shown above (January 1, 2003 through December 31, 2007), the highest quarterly return for the Fund was 27.45% for the quarter ended June 30, 2003 and the lowest quarterly return for the Fund was -11.25% for the quarter ended March 31, 2003.

Average Annual Total Return	One	Five	Since
(for Periods Ended December 31, 2007)	Year	Years	Inception(1)
Return Before Taxes	21.83%	23.70%	23.43%

Return After Taxes on Distributions	21.25%	23.39%	23.13%

Return After Taxes on Distributions and Sale of Creation Units	15.32%	21.22%	21.01%

Dow Jones EURO STOXX 50 Index (reflects no deductions for fees, expenses or taxes) (USD)	21.51%	23.78%	23.36%

(1)	Investment operations commenced on October 15, 2002.

SPDR DJ Wilshire International Real Estate ETF

This bar chart shows the performance of the Fund’s Shares for the one full calendar year since its inception on December 15, 2006. During the period shown above (January 1, 2007 through December 31, 2007) the highest quarterly return for the Fund was 7.19% for the quarter ended March 31, 2007 and the lowest quarterly return for the Fund was -10.43% for the quarter ended December 31, 2007.

Average Annual Total Return	One	Since
(for Periods Ended December 31, 2007)	Year	Inception(1)
Return Before Taxes	-6.91%	-3.04%

Return After Taxes on Distributions	-7.10%	-3.22%

Return After Taxes on Distributions and Sale of Creation Units	-3.68%	-2.30%

Dow Jones Wilshire Ex-US Real Estate Securities Index (reflects no deductions for fees, expenses or taxes) (USD)	-5.87%	-1.97%

(1)	Investment operations commenced on December 15, 2006.

SPDR Russell/Nomura PRIME Japan ETF

This bar chart shows the performance of the Fund’s Shares for the one full calendar year since its inception on November 9, 2006. During the period shown above (January 1, 2007 through December 31, 2007) the highest quarterly return for the Fund was 3.27% for the quarter ended March 31, 2007 and the lowest quarterly return for the Fund was -5.95% for the quarter ended December 31, 2007.

Average Annual Total Return	One	Since
(for Periods Ended December 31, 2007)	Year	Inception(1)
Return Before Taxes	-5.02%	-0.11%

Return After Taxes on Distributions	-5.21%	-0.30%

Return After Taxes on Distributions and Sale of Creation Units	-2.29%	0.18%

Russell/Nomura PRIME Index (reflects no deductions for fees, expenses or taxes) (USD)	-5.46%	-0.47%

(1)	Investment operations commenced on November 9, 2006.

SPDR Russell/Nomura Small Cap Japan ETF

This bar chart shows the performance of the Fund’s Shares for the one full calendar year since its inception on November 9, 2006. During the period shown above (January 1, 2007 through December 31, 2007) the highest quarterly return for the Fund was 4.77% for the quarter ended March 31, 2007 and the lowest quarterly return for the Fund was -7.18% for the quarter ended December 31, 2007.

Average Annual Total Return	One	Since
(for Periods Ended December 31, 2007)	Year	Inception(1)
Return Before Taxes	-11.57%	-6.77%

Return After Taxes on Distributions	-11.64%	-6.89%

Return After Taxes on Distributions and Sale of Creation Units	-7.20%	-5.69%

Russell/Nomura Japan Small Cap Index (reflects no deductions for fees, expenses or taxes) (USD)	-11.32%	-7.01%

(1)	Investment operations commenced on November 9, 2006.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.(1)

					SPDR
					S&P				SPDR					SPDR
			SPDR		Emerging		SPDR		S&P	SPDR		SPDR		S&P
	DJ	DJ EURO	S&P Asia		Asia		S&P		Emerging	S&P		S&P		Emerging
	STOXX 50	STOXX 50	Pacific		Pacific		China		Markets	BRIC 40		Europe		Europe
	ETF	ETF	ETF		ETF		ETF		ETF	ETF		ETF		ETF

Shareholder Fees
(fees paid directly from your investment, but see “Purchase and Redemption of Creation Units” for a discussion of Creation and Redemption Transaction Fees)	0.00%	0.00%	0.00%		0.00%		0.00%		0.00%	0.00%		0.00%		0.00%
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)(2)
Management Fees(3)	0.29%	0.29%	[ ]%		0.59%		0.59%		0.59%	0.50%		[ ]%		0.59%
Distribution and Service (12b-1) Fees	None	None	None		None		None		None	None		None		None
Other Expenses(3)	0.01%	0.01%	[ ]%	(4)	0.01%	(5)	0.01%	(5)	0.01%	0.00%	(4)	[ ]%	(4)	0.01%

Total Annual Fund Operating Expenses	0.30%	0.30%	[ ]%		0.60%		0.60%		0.60%	0.50%		[ ]%		0.60%
Less Contractual Fee Waiver	N/A	N/A	N/A		N/A		N/A		N/A	0.10%	(6)	N/A		N/A

Net Annual Fund Operating Expenses	0.30%	0.30%	[ ]%		0.60%		0.60%		0.60%	0.40%	(6)	[ ]%		0.60%

(1)	You will incur customary brokerage commissions when buying and selling shares of the Fund.
(2)	Expressed as a percentage of average daily net assets.
(3)	The Trust’s Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses and other extraordinary expenses.
(4)	Each Fund had not commenced operations or had been operating for less than six months prior to the fiscal year ended September 30, 2007. “Other Expenses” (and therefore “Total Annual Fund Operating Expenses”) are estimates based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2008.

(5)	“Other Expenses” (and therefore “Total Annual Fund Operating Expenses”) have been restated based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2008.

(6)	The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses until January 31, 2009, so that the Fund’s Net Annual Fund Operating Expenses are limited to 0.40% of the Fund’s average daily net assets. The Adviser may continue such waiver from year to year, but there is no guarantee that the Adviser will do so.

	SPDR								SPDR
	S&P	SPDR S&P		SPDR		SPDR		SPDR DJ	FTSE/Macquarie				SPDR
	Emerging	Emerging		S&P		S&P		Wilshire	Global		SPDR	SPDR	Russell/Nomura
	Latin	Middle East		World		International		International	Infrastructure		MSCI ACWI	Russell/Nomura	Small Cap
	America	& Africa		ex-US		Small Cap		Real Estate	100		ex-US	PRIME Japan	Japan
	ETF	ETF		ETF		ETF		ETF	ETF		ETF	ETF	ETF

Shareholder Fees
(fees paid directly from your investment, but see “Purchase and Redemption of Creation Units” for a discussion of Creation and Redemption Transaction Fees)	0.00%	0.00%		0.00%		0.00%		0.00%	0.00%		0.00%	0.00%	0.00%
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)(2)
Management Fees(3)	0.59%	0.59%		0.34%		0.59%		0.59%	0.59%		0.34%	0.50%	0.55%
Distribution and Service (12b-1) Fees	None	None		None		None		None	None		None	None	None
Other Expenses(3)	0.01%	0.01%	(5)	0.01%	(4)	0.00%	(4)	0.01%	0.01%	(5)	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.60%	0.60%		0.35%		0.59%		0.60%	0.60%		0.35%	0.51%	0.56%

(1)	You will incur customary brokerage commissions when buying and selling shares of the Fund.
(2)	Expressed as a percentage of average daily net assets.
(3)	The Trust’s Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses and other extraordinary expenses.
(4)	Each Fund had not commenced operations or had been operating for less than six months prior to the fiscal year ended September 30, 2007. “Other Expenses” (and therefore “Total Annual Fund Operating Expenses”) are estimates based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2008.
(5)	“Other Expenses” (and therefore “Total Annual Fund Operating Expenses”) have been restated based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2008.

EXAMPLE

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other funds. Each Fund creates and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. Shares in less than Creation Unit aggregations are not redeemable. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that each Fund’s operating expenses remain the same. Investors should note that the presentation below of a $10,000 investment in a Creation Unit is for illustration purposes only, as Shares will be issued by a Fund only in Creation Units. Further, the return of 5% and estimated expenses are for illustration purposes only and should not be considered indications of expected Fund expenses or performance, which may be greater or lesser than the estimates.

	1	3	5	10
	YEAR	YEARS	YEARS	YEARS
	($)	($)	($)	($)

DJ STOXX 50 ETF	31	97	169	381
DJ EURO STOXX 50 ETF	31	97	169	381
SPDR S&P Asia Pacific ETF	[ ]	[ ]	N/A	N/A
SPDR S&P Emerging Asia Pacific ETF	61	192	335	750
SPDR S&P China ETF	61	192	335	750
SPDR S&P Emerging Markets ETF	61	192	335	750
SPDR S&P BRIC 40 ETF	41	150	N/A	N/A
SPDR S&P Europe ETF	[ ]	[ ]	N/A	N/A
SPDR S&P Emerging Europe ETF	61	192	335	750
SPDR S&P Emerging Latin America ETF	61	192	335	750
SPDR S&P Emerging Middle East & Africa ETF	61	192	335	750
SPDR S&P World ex-US ETF	36	113	N/A	N/A
SPDR S&P International Small Cap ETF	60	189	N/A	N/A
SPDR DJ Wilshire International Real Estate ETF	61	192	335	750
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	61	192	335	750
SPDR MSCI ACWI ex-US ETF	36	113	197	443
SPDR Russell/Nomura PRIME Japan ETF	52	164	285	640
SPDR Russell/Nomura Small Cap Japan ETF	57	179	313	701

EXAMPLE — BASED ON A CREATION UNIT

Each Fund issues and redeems shares at net asset value only in large blocks of Shares called Creation Units. Generally, only institutions or large investors purchase or redeem Creation Units. A standard transaction fee is charged to each purchase or redemption of Creation Units, as set forth in the table below. The fee is a single charge and will be the same regardless of the number of Creation Units purchased or redeemed on the same day. If a Creation Unit is purchased or redeemed outside the normal Clearing Process or for cash, an additional charge of up to three times the standard transaction fee may be charged. Investors who hold Creation Units will also pay the annual Fund operation expenses described under “Fees and Expenses” earlier in this Prospectus. As of September 30, 2007, assuming a 5% return each year, the chart below provides total costs of a Creation Unit redeemed for certain time periods as set forth below. Funds not listed below had not commenced operations as of September 30, 2007.

	Approximate
	Value of	Creation	Redemption
	Creation	Transaction	Transaction	1	3	5	10
Fund Name	Unit	Fee	Fee	YEAR	YEARS	YEARS	YEARS
	($)	($)	($)	($)	($)	($)	($)

DJ STOXX 50 ETF	2,684,500	1,500	1,500	11,243	28,909	48,274	105,236
DJ EURO STOXX 50 ETF	3,106,000	1,500	1,500	12,537	32,977	55,383	121,289
SPDR S&P Emerging Asia Pacific ETF	8,774,000	8,000	8,000	69,802	184,613	309,749	674,064
SPDR S&P China ETF	9,434,000	1,300	1,300	60,449	183,896	318,445	710,166
SPDR S&P Emerging Markets ETF	7,521,000	9,000	9,000	64,119	162,533	269,799	582,087
SPDR S&P BRIC 40 ETF	3,018,000	500	500	13,350	46,354	82,397	187,688
SPDR S&P Emerging Europe ETF	6,457,000	3,000	3,000	45,594	130,086	222,177	490,286
SPDR S&P Emerging Latin America ETF	7,849,000	500	500	49,130	151,837	263,780	589,688
SPDR S&P Emerging Middle East & Africa ETF	6,863,000	1,500	1,500	45,084	134,888	232,769	517,736
SPDR S&P World ex-US ETF	6,810,000	8,000	8,000	40,389	92,623	149,827	317,799
SPDR S&P International Small Cap ETF	7,342,000	5,500	5,500	55,273	149,762	252,769	552,763
SPDR DJ Wilshire International Real Estate ETF	6,383,000	3,000	3,000	45,141	128,664	219,699	484,736

	Approximate
	Value of	Creation	Redemption
	Creation	Transaction	Transaction	1	3	5	10
Fund Name	Unit	Fee	Fee	YEAR	YEARS	YEARS	YEARS
	($)	($)	($)	($)	($)	($)	($)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF	5,768,000	2,000	2,000	39,369	114,845	197,109	436,610
SPDR MSCI ACWI ex-US ETF	8,512,000	12,000	12,000	54,485	119,773	191,273	401,227
SPDR Russell/Nomura PRIME Japan ETF	11,182,000	5,000	5,000	68,308	192,897	328,925	726,174
SPDR Russell/Nomura Small Cap Japan ETF	2,415,500	5,000	5,000	23,827	53,350	85,553	179,437

ADDITIONAL INDEX INFORMATION

Dow Jones STOXX Indexes

Index Provider Description

Dow Jones Indexes is part of Dow Jones & Company, which publishes business and financial news and information. Dow Jones Indexes is a premier global provider of investable indexes, including the Dow Jones Averages and the Dow Jones Global, Regional, Country and Sector Titans Indexes and is co-owner of the Pan-European Dow Jones STOXX Indexes.

Index Description — Dow Jones STOXX 50® Index

The Dow Jones STOXX® 600 TMI Supersector Indexes are subsets of the pan-European Dow Jones STOXX® Total Market Index and contain 600 of the largest stocks traded on the major exchanges in Europe. Countries covered in the Dow Jones STOXX 50 Index currently include Finland, France, Germany, Italy, Luxembourg, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones STOXX 50 Index is a free float, market capitalization weighted index that captures approximately 60% of the underlying market capitalization of the pan-European Dow Jones STOXX® Total Market Index. The Dow Jones STOXX® Total Market Index covers approximately 95% of the free-float market capitalization of the investable universe in Europe.

Index Description — Dow Jones EURO STOXX 50® Index

The Dow Jones EURO STOXX® TMI Supersector Indexes represent the Eurozone portion of the Dow Jones EURO STOXXsm Total Market Index. Countries covered in the Dow Jones EURO STOXX 50 Index currently include Finland, France, Germany, Italy, Luxembourg, the Netherlands and Spain. The Dow Jones EURO STOXX 50 Index is a free float, market capitalization weighted index that captures approximately 60% of the underlying market capitalization of the Dow Jones EURO STOXX® Total Market Index. The Dow Jones EURO STOXX® Total Market Index covers approximately 95% of the free-float market capitalization of the investable universe in the Eurozone.

S&P Indexes

Index Provider Description

Standard & Poor’s indexes are used for a variety of investing activities, including benchmarking active investments and serving as the underlying indexes for passive funds. In addition to independently developing indices, Standard & Poor’s from time to time works with third parties interested in creating custom indices with characteristics matching the requirements of specific investment situations.

Standard & Poor’s is a leader in providing financial data, analytical research and investment and credit opinions to the global capital markets. Among the company’s many products are the S&P Global 1200, the first real-time, global equity index, the S&P 500, the premier U.S. portfolio index, and credit ratings on more than 220,000 securities and funds. With 5,000 employees located in 19 countries, Standard & Poor’s is an integral part of the world’s financial architecture. Standard & Poor’s is a division of The McGraw-Hill Companies, Inc. and has been calculating indices since 1923.

Index Description — S&P/Citigroup Indexes

The S&P/Citigroup Indexes were developed in 1989 in a collaborative effort between Salomon Smith Barney and the consulting firm Frank Russell, the latter ending the partnership four years later. In 2004, Standard & Poor’s announced their acquisition of the indices from Citigroup, which had previously acquired the indices through merger and rebranded them with its trademark. The S&P/Citigroup Global Equity Index Series represents the full global universe of institutionally investable stocks currently listed in 53 markets.

Index Description — S&P BRIC 40 Index

To be eligible for the S&P BRIC 40 Index, companies must first be constituents of the S&P/IFC Investable (S&P/IFCI) country indices for Brazil, Russia, India or China. The S&P/IFCI Index series is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constitutents for the S&P/IFCI series are drawn from the S&P/IFC Global stock universe based on size, liquidity and their legal and practical availability to foreign institutional investors. The S&P/IFCI Composite Index currently includes 22 markets.

Dow Jones Wilshire Ex-US Real Estate Securities Index

Index Provider Description

Dow Jones Indexes is part of Dow Jones & Company, which publishes business and financial news and information. Dow Jones Indexes is a premier global provider of investable indexes, including the Dow Jones Averages and the Dow Jones Global, Regional, Country and Sector Titans Indexes and is co-owner of the Pan-European Dow Jones STOXX Indexes. Together with Wilshire Associates, Dow Jones Indexes markets and licenses the Dow Jones Wilshire index family, which includes the Dow Jones Wilshire 5000 and its size, style, and sector indexes. Dow Jones Indexes also offers a number of specialty indexes including hedge fund, commodity and credit derivative indexes.

In addition to Dow Jones Indexes, Dow Jones & Company (NYSE: DJ; dowjones.com) publishes The Wall Street Journal and its international and online editions, Barron’s and the Far Eastern Economic Review, Dow Jones Newswires, MarketWatch and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters Group of Factiva and with Hearst of SmartMoney. Dow Jones also provides news content to CNBC and radio stations in the United States.

Wilshire Associates is a leading global investment technology, investment consulting and investment management firm with four business units: Wilshire Analytics, Wilshire Funds Management, Wilshire Consulting, and Wilshire Private Markets. The firm was founded in 1972, revolutionizing the industry by pioneering the application of investment analytics and research to investment management for the institutional marketplace. Wilshire also is credited with helping to develop the field of quantitative investment analysis that uses mathematical tools to analyze market risks. All other business units evolved from Wilshire’s strong analytics foundation.

Wilshire developed the index now known as the Dow Jones Wilshire 5000sm Composite Index, the first asset/liability models for pension funds, the first U.S. equity style metrics work and many other “firsts” as the firm grew to more than 300 employees serving the investment needs of institutional and high net worth clients around the world.

Based in Santa Monica, CA, Wilshire provides services to clients in more than 20 countries representing in excess of 600 organizations. With nine offices on four continents, Wilshire Associates and its affiliates are dedicated to providing clients with the highest quality counsel, products and services. Please visit www.wilshire.com for more information.

Index Description

The Dow Jones Wilshire Ex-US Real Estate Securities Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries excluding the United States. As of December 31, 2007, countries covered in the Dow Jones Wilshire ex-US Real Estate Securities Index included Austria, Australia, Belgium, Canada, Chile, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, the Philippines, Poland, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, and the United Kingdom.

The Dow Jones Wilshire Global Real Estate Securities Index (“DJW G RESI“) is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. The global index is an expansion of the original U.S. index, developed in 1991 by Wilshire Associates to serve as a proxy for direct real estate investment by institutions. The Dow Jones Wilshire Global Real Estate Investment Trust (“DJW G REIT“) Index is a subset of the DJW G RESI and is comprised only of those REITs and REIT-like securities in the larger index.

Macquarie Global Infrastructure 100 Index

Index Provider Description

FTSE Group (“FTSE”) is a world-leader in the creation and management of over 100,000 equity, bond and hedge fund indices. With offices in Beijing, London, Frankfurt, Hong Kong, Boston, Shanghai, Madrid, Paris, New York, San Francisco, Sydney and Tokyo, FTSE Group services clients in 77 countries worldwide. FTSE is an independent company owned by The Financial Times and the London Stock Exchange.

Index Description

The Macquarie Global Infrastructure 100 Index (“MGI 100 Index”) calculated by FTSE is designed to reflect the stock performance of companies within the infrastructure industry, principally those engaged in management, ownership and operation of infrastructure and utility assets. The MGI 100 Index is a composite of the broader Macquarie Global Infrastructure Index (“MGII”) which is based on 255 stocks currently in the FTSE Global Equity Index Series. The MGI 100 Index is based on the universe of the MGII with a further country screen allowing only constituents in the FTSE developed and FTSE Advanced Emerging regions. Eligible countries from the MGII are then re-ranked by investable market with the top 100 being included in the index.

MSCI ACWI ex-USA Index

Index Provider Description

Morgan Stanley Capital International (“MSCI”) develops and maintains equity, REIT, fixed income, multi-asset class and hedge fund indices. MSCI is headquartered in New York, with research and commercial offices around the world. MSCI has constructed its equity indices for more than 30 years.

Index Description

The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States.

Russell/Nomura Indexes

Index Provider Description

The Russell/Nomura Japan Indexes were jointly developed by Russell Investment Group and Nomura Securities Co., Ltd. in 1995, and continue to serve as benchmarks of performance, based on various investment policies. The indexes, which have been value-weighted and free-float adjusted since inception, include only common stocks domiciled in Japan, and were the first Japanese stock market benchmark classified into several styles. All indexes are subsets of the Russell/Nomura Total Market Index, which represents approximately 98% of the investable Japan equity market.

Index Description — Russell/Nomura PRIME Index

The Russell/Nomura PRIME Index is made up of the 1,000 largest stocks in terms of float-adjusted market capitalization (representing approximately 96%) of the Russell/Nomura Total Market Index. It is designed to serve as a benchmark for passive investment strategies. It has broad market coverage, and takes liquidity into account.

The Russell/Nomura PRIME Index employs a “banding” method at reconstitution in order to control the frequent replacement caused by small fluctuations of market capitalization. A “negative list” method is also used to help prevent the inclusion of stocks of especially low liquidity. The Index is calculated with dividends reinvested, and is denominated in Japanese yen and U.S. dollars. The Index is calculated based on the share price for each stock on its primary exchange. The Index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. The Index has growth and value subindexes and 33 industrial subindexes.

The Russell/Nomura PRIME Index includes 76 stocks that are not listed on the First Section of the Tokyo Stock Exchange.

Index Description — Russell/Nomura Japan Small Cap Index

The Russell/Nomura Japan Small Cap Index represents approximately the smallest 15% of stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market Index.

The Index is calculated with or without dividends reinvested, and is denominated in Japanese yen and U.S. dollars. The Index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. The Index has growth and value subindexes.

The Russell/Nomura Small Cap Index includes 239 stocks that are not listed on the First Section of the Tokyo Stock Exchange.

ADDITIONAL INVESTMENT STRATEGIES,
RISKS AND OTHER CONSIDERATIONS

Additional Investment Strategies

Each Fund may invest its remaining assets in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the 1940 Act), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), swaps and in options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its benchmark Index and in managing cash flows. Each Fund will not take temporary defensive positions. The Adviser anticipates that, under normal circumstances, it may take approximately five business days for additions and deletions to an Index to be reflected in the portfolio composition of each Fund.

Borrowing Money.  Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Lending Securities.  Each Fund may lend securities from its holdings via a securities lending program through State Street Bank and Trust Company (“State Street”) to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Such loans may be terminated at any time by a Fund.

Additional Risks

Trading Issues.  Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value.  The net asset value of the Shares will generally fluctuate with changes in the market value of each Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in each Fund’s net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the applicable Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s net asset value.

Lending of Securities.  Although each Fund that may lend its portfolio securities will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by such Fund). In addition, each Fund will bear the risk of loss of any cash collateral that it may invest.

Continuous Offering.  The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received exemptive relief from Section 4(3) of the Securities Act. Dealers who are not underwriters are exempt from the prospectus delivery obligations subject to certain terms and conditions which have been set forth in a Securities and Exchange Commission (“SEC”) exemptive order issued to the Trust.

MANAGEMENT

Adviser.  SSgA Funds Management, Inc. serves as the Adviser to the Funds and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser provides an investment management program for each Fund and manages the investment of each Fund’s assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. As of December 31, 2007, the Adviser managed approximately $144 billion in assets. As of December 31, 2007, SSgA managed approximately $1.98 trillion in assets, including approximately $367 billion in equity index funds. The Adviser’s principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

For the services provided to the Funds under the Investment Advisory Agreement, for the fiscal year ended September 30, 2007, each Fund paid the Adviser annual fees based on a percentage of each Fund’s average daily net assets as set forth below.

DJ STOXX 50 ETF	0.29%
DJ EURO STOXX 50 ETF	0.29%
SPDR S&P Asia Pacific ETF*	[ ] %
SPDR S&P Emerging Asia Pacific ETF	0.59%
SPDR S&P China ETF	0.59%
SPDR S&P Emerging Markets ETF	0.59%
SPDR S&P BRIC 40 ETF**	0.50%
SPDR S&P Europe ETF*	[ ] %
SPDR S&P Emerging Europe ETF	0.59%
SPDR S&P Emerging Latin America ETF	0.59%
SPDR S&P Emerging Middle East & Africa ETF	0.59%
SPDR S&P World ex-US ETF	0.34%
SPDR S&P International Small Cap ETF	0.59%
SPDR DJ Wilshire International Real Estate ETF	0.59%
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	0.59%
SPDR MSCI ACWI ex-US ETF	0.34%
SPDR Russell/Nomura PRIME Japan ETF	0.50%
SPDR Russell/Nomura Small Cap Japan ETF	0.55%

*	Fund had not commenced operations as of September 30, 2007.

**	The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses until January 31, 2009 so that the Fund’s Net Annual Fund Operating Expenses are limited to 0.40% of the Fund’s average daily net assets. The Adviser may continue such waiver from year to year, but there is no guarantee that the Adviser will do so.

From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.

Investment Sub-Adviser — SPDR DJ Wilshire International Real Estate ETF.  Pursuant to the Advisory Agreement between the SPDR DJ Wilshire International Real Estate ETF and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained Tuckerman, an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of the SPDR DJ Wilshire International Real Estate ETF’s investments, subject to supervision of the Adviser and the Board. The Adviser will provide administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of December 31, 2007, Tuckerman managed approximately $7.62 billion in assets. Tuckerman’s principal business address is 4 International Drive, Suite 230, Rye Brook, NY 10573.

In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser pays Tuckerman a fee based on the average daily net assets with respect to the SPDR DJ Wilshire International Real Estate ETF.

A discussion regarding the Board’s consideration of the Investment Advisory Agreement and Sub-Advisory Agreement can be found in the Trust’s annual report to shareholders dated September 30, 2007 or semi-annual report to shareholders dated March 31, 2008.

Portfolio Managers.  The Adviser and, with respect to the SPDR DJ Wilshire International Real Estate ETF, Tuckerman, manage the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA. Each portfolio management team is overseen by the SSgA Investment Committee.

Key professionals primarily involved in the day-to-day portfolio management for each of the Funds, except for the SPDR DJ Wilshire International Real

Estate ETF, include Lynn Blake and John Tucker. Amos J. Rogers III and Sophia Banar are the portfolio managers for the SPDR DJ Wilshire International Real Estate ETF.

Lynn Blake

Ms. Blake, CFA, is a Managing Director of SSgA and a Principal of the Adviser. She joined the firm in 1987 and is the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake received a Bachelor of Science degree from the School of Management at Boston College and an MBA degree in Finance from Northeastern University. She is a member of the Boston Security Analysts Society.

John Tucker

Mr. Tucker, CFA, is a Vice President of SSgA and a Principal of the Adviser. He joined the firm in 1988 and is a Unit Head for the firm’s Exchange Traded Funds Management Team. Mr. Tucker received a Bachelor of Arts degree in Economics from Trinity College and an MS degree in Finance from Boston College. He is a member of the Boston Security Analysts Society and the CFA Institute.

Portfolio Management Team — SPDR DJ Wilshire International Real Estate ETF:

Amos J. Rogers III

Mr. Rogers is Managing Director of the Tuckerman Group with nearly 15 years commercial real estate lending, investment and asset management experience. He has been with the Tuckerman group since 2003. He leads the real estate securities business and is the portfolio manager for the REIT investment strategies. Prior to joining the Tuckerman Group, he spent eight years at Citicorp, holding various positions in the real estate division. Mr. Rogers received his undergraduate degree from Clarkson University, and holds a Master of Science degree in management with a concentration in real estate finance from the M.I.T. — Sloan School of Management.

Sophia Banar

Ms. Banar is a Securities Analyst for the Tuckerman Group. She performs fundamental analysis of the REIT universe for the active strategy and provides oversight on implementation of U.S. and Global/International real estate index strategies. Prior to joining the Tuckerman Group, she was an Analyst for the State Street Corporation Wealth Manager Services division. Prior to joining State Street Corporation in 2004, Ms. Banar spent five years as a consultant with

CSC Consulting Inc., a professional services organization of Computer Science Corporation. Ms. Banar received her Bachelor of Science degree in Management from Bentley College, and holds an MBA with a concentration in Finance/Security Analysis from Columbia University Graduate Business School.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the Statement of Additional Information (“SAI”).

Administrator, Custodian and Transfer Agent.  State Street, part of State Street Corporation, is the Administrator for the Funds, the Custodian for each Fund’s assets and serves as Transfer Agent to the Funds.

Lending Agent.  State Street is the securities lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

Distributor.  State Street Global Markets, LLC, part of State Street Corporation, is the Distributor of the Funds’ Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

INDEX LICENSES/DISCLAIMERS

Dow Jones STOXX® Indexes:

STOXX Limited publishes the Dow Jones STOXX® indexes. The Dow Jones STOXX 50® and Dow Jones EURO STOXX 50® Indexes were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999. STOXX Limited was founded in 1997 as a joint venture among Deutsche Boerse AG, Dow Jones & Company, Inc. (“Dow Jones”), Euronext Paris SA and SWX Swiss Exchange. The Dow Jones STOXX 50® and Dow Jones EURO STOXX 50® are service marks of Dow Jones and STOXX Limited.

The DJ STOXX 50® ETF and the DJ EURO STOXX 50® ETF are not sponsored, endorsed, sold or promoted by STOXX Limited (“STOXX”) or Dow Jones. Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. STOXX’s and Dow Jones’ only relationship to the Adviser and the Funds is the licensing of certain trademarks and trade names of Dow Jones STOXX 50® and the Dow Jones

EURO STOXX 50® which are determined, composed and calculated by STOXX without regard to the Adviser or the Funds. STOXX and Dow Jones have no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination of calculation of the equation by which the Funds are to be converted into cash. Neither STOXX nor Dow Jones will have any obligation or liability in connection with the administration, marketing or trading of the Funds.

Neither STOXX nor Dow Jones guarantees the accuracy and/or the completeness of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein and neither STOXX nor Dow Jones shall have any liability for any errors, omissions, or interruptions therein. Neither STOXX nor Dow Jones makes any warranty, express or implied, as to results to be obtained by the Adviser, owners of the Funds, or any other person or entity from the use of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein. Neither STOXX nor Dow Jones makes any express or implied warranties, and STOXX and Dow Jones expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index and any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones or STOXX have any liability for any damages arising out of or related to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or the Funds including, without limitation, indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and the Adviser other than as described herein.

Neither the Adviser nor any of its affiliates, guarantees the accuracy and/or the completeness of either the Dow Jones STOXX 50 Index or the Dow Jones EURO STOXX 50 Index or any data included therein and neither the Adviser, nor any of its affiliates, shall have liability for any errors, omissions, or interruptions therein.

The Adviser makes no warranty, express or implied, as to results to be obtained by a Fund, owners of Shares of a Fund, or any other person or entity from the use of the Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Dow Jones STOXX®, Dow Jones EURO STOXX®, Dow Jones STOXX 50®, Dow Jones EURO STOXX 50®, Dow Jones STOXX® 600, Dow Jones EURO STOXX® 600 and Dow Jones STOXX® Total Market Index are service marks of Dow Jones & Company, Inc. and STOXX Limited.

S&P Indexes:

S&P/Citigroup BMI Europe Index, S&P/Citigroup BMI Asia Pacific Index, S&P/Citigroup BMI Emerging Markets Index, S&P/Citigroup BMI Latin America Index, S&P/Citigroup BMI Middle East & Africa Index, S&P/Citigroup BMI European Emerging Capped Index, S&P/Citigroup BMI Asia Pacific Emerging Index, S&P/Citigroup BMI China Index, S&P/Citigroup BMI World Ex US Index and S&P/Citigroup World ex-US Cap Range < 2 billion USD Index and S&P BRIC 40 Index (together, the “S&P Indexes”), “S&P®”, “Standard & Poor’s®”, are trademarks of The McGraw-Hill Companies, Inc. and, except for the S&P BRIC 40 Index, Citigroup Global Markets Inc. (“Citigroup”). The Citigroup Mark is a trademark of Citigroup and has been licensed for use by Standard & Poor’s.

SPDR® S&P Asia Pacific ETF, SPDR® S&P Emerging Asia Pacific ETF, SPDR® S&P China ETF, SPDR® S&P Emerging Markets ETF, SPDR® S&P BRIC 40 ETF, SPDR® S&P Europe ETF, SPDR® S&P Emerging Europe ETF, SPDR® S&P Emerging Latin America ETF, SPDR® S&P Emerging Middle East & Africa ETF, SPDR® S&P World ex-US ETF and SPDR® S&P International Small Cap ETF are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and neither Standard & Poor’s nor Citigroup makes any representation regarding the advisability of investing in these Funds. SSgA Fund Management, Inc, and the Trust are permitted to use these trademarks pursuant to a License Agreement with Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The Funds are not sponsored, endorsed, sold or promoted by S&P or Citigroup and neither S&P nor Citigroup makes any representation or warranty, express or implied, to the Trust, the Adviser, the Distributor, or Beneficial Owners of a Fund’s shares regarding the advisability of investing in index securities or exchange-traded funds generally or in the Fund particularly or the ability of the S&P Indexes to track stock market performance. S&P’s and Citigroup’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and Citigroup and of the S&P Indexes which is determined, comprised and calculated by S&P without regard to the Funds or their shareholders. S&P and Citigroup have no obligation to take the needs of the Funds or their shareholders into consideration in determining, comprising or calculating the S&P Indexes. S&P and Citigroup are not responsible for and have not participated in any determination or calculation made with respect to issuance or redemption of the Funds’ shares. S&P and Citigroup have no obligation or liability in connection with the administration, marketing or trading of the Funds.

STANDARD & POOR’S AND CITIGROUP DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. STANDARD & POOR’S AND CITIGROUP MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE USE LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE. STANDARD & POOR’S AND CITIGROUP MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR’S OR CITIGROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Dow Jones Wilshire Index Licenses:

The Dow Jones Wilshire Ex-US Real Estate Securities Index is a service mark of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to the Fund, other than the licensing of the Dow Jones Indexes and its service marks for use in connection with the Fund.

Dow Jones and Wilshire do not:

•	Sponsor, endorse, sell or promote the Fund;

•	Recommend that any person invest in the Fund or any other securities;

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund;

•	Have any responsibility or liability for the administration, management or marketing of the Fund; or

•	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones Wilshire Indexes or have any obligation to do so.

Neither Dow Jones nor Wilshire will have any liability in connection with the Fund. Specifically,

•	Neither Dow Jones nor Wilshire makes any warranty, express or implied, and Dow Jones and Wilshire disclaim any warranty about:

•	The results to be obtained by the Fund, the shareholders of the Fund or any other person in connection with the use of the Dow Jones Wilshire Indexes and the data included in the Dow Jones Wilshire Indexes;
•	The accuracy or completeness of the Dow Jones Wilshire Indexes and any related data;
•	The merchantability and the fitness for a particular purpose or use of the Dow Jones Wilshire Indexes and/or its related data;
•	Neither Dow Jones nor Wilshire will have any liability for any errors, omissions or interruptions in the Dow Jones Wilshire Indexes or related data; and
•	Under no circumstances will Dow Jones or Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones or Wilshire knows that they might occur.

The licensing agreement among the Adviser, Dow Jones and Wilshire is solely for their benefit and not for the benefit of the shareholders of the Fund or any other third parties.

Macquarie Global Infrastructure Index Licenses:

The SPDR® FTSE/Macquarie Global Infrastructure 100 ETF is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”), Macquarie Bank Limited (“Macquarie”), the London Stock Exchange Plc (the “London Exchange”) or by The Financial Times Limited (“FT”) and neither FTSE, Macquarie, the London Exchange nor the FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Macquarie Global Index Series (the “Index”) and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. Neither FTSE, Macquarie, the London Exchange nor the FT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE nor Macquarie nor the London Exchange nor the FT shall be under any obligation to advise any person of any error therein. State Street Bank and Trust Company through its State Street Global Advisors division has obtained a license from FTSE to use such copyrights and database rights in the creation and operation of the SPDR® FTSE/Macquarie Global Infrastructure 100 ETF.

“FTSE®” is a trade mark of the London Exchange and the FT, “Macquarietm” is a trade mark of Macquarie Bank Limited and its related entities and both marks are used by FTSE under license. The SPDR® FTSE/Macquarie Global Infrastructure 100 ETF is not sponsored, endorsed, sold or promoted by any member of the Macquarie Group and none of them makes any representation or warranty, express or implied, to the Fund, investors in the Fund or its manager or adviser or to any other person regarding the advisability of investing in index securities or exchange-traded funds generally or in the Fund particularly or the ability of the Index to track performance of the stock market or the stocks comprised therein. No member of the Macquarie Group is responsible for, and none of them has participated in, any determination or calculation made with respect to the issuance or redemption of the Fund’s shares. No member of the Macquarie Group has any obligation or liability in connection with the administration, marketing or trading of the Fund, or any materials in relation thereto.

NO MEMBER OF THE MACQUARIE GROUP GUARANTEES OR GIVES ANY ASSURANCE AS TO THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NO MEMBER OF THE MACQUARIE GROUP MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, TO THE FUND, INVESTORS IN THE FUND, ITS MANAGER OR ADVISER OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN (EITHER IN CONNECTION WITH THE USE OF THE INDEX LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE). NO MEMBER OF THE MACQUARIE GROUP MAKES ANY EXPRESS OR IMPLIED WARRANTIES IN RELATION TO THE FUND AND/OR THE INDEX, AND EACH SUCH MEMBER EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE FUND, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY MEMBER OF THE MACQUARIE GROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI Index Licenses:

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL INTERNATIONAL INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE

BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE LICENSEE. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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NO PURCHASER, SELLER OR HOLDER OF THIS FUND, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THIS FUND WITHOUT FIRST CONTACTING MSCI TO DETERMINE WHETHER MSCI’S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.

Russell/Nomura Licenses:

The “Russell/Nomura PRIME Index” and the “Russell/Nomura Japan Small Cap Index” (together, the “Russell/Nomura Indexes”) are trademarks of Russell Investment Group. SSgA Fund Management Inc. and the Trust are permitted to use these trademarks pursuant to a License Agreement with Russell Investment Group.

The Funds are not sponsored, endorsed, sold or promoted by Russell Investment Group (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell/Nomura Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell/Nomura Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell/Nomura Indexes are based. Russell’s only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell/Nomura Indexes which is determined, composed and calculated by Russell without regard to the Trust or the Funds. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell/Nomura Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF

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MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DETERMINATION OF NET ASSET VALUE

Net asset value per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds’ Custodian and determined each business day, normally at the close of regular trading of the NYSE (ordinarily 4:00 p.m., New York time) (“Closing Time”). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of the security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could

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result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

BUYING AND SELLING THE FUNDS

The Shares are listed for secondary trading on the Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the Exchange at prices that may differ to varying degrees from the daily net asset value of the Shares. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (”IOPV”) relating to the applicable Fund. The IOPV calculations are estimates of the value of a Fund’s net asset value per Share using market data converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. The IOPV is the approximate value of Shares of a Fund. This should not be viewed as a ”real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

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PURCHASE AND REDEMPTION OF CREATION UNITS

The Funds issue Shares and redeem Shares only in Creation Units at their respective net asset values on a continuous basis only on days the NYSE is open for business, in Creation Unit sizes of 50,000 Shares per Creation Unit, except as otherwise set forth in the table below:

Fund	Creation Unit Size

SPDR S&P Emerging Asia Pacific ETF	100,000
SPDR S&P China ETF	100,000
SPDR S&P Emerging Markets ETF	100,000
SPDR S&P BRIC 40 ETF	100,000
SPDR S&P Emerging Europe ETF	100,000
SPDR S&P Emerging Latin America ETF	100,000
SPDR S&P Emerging Middle East & Africa ETF	100,000
SPDR DJ Wilshire International Real Estate ETF	100,000
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	100,000
SPDR S&P World ex-US ETF	200,000
SPDR S&P International Small Cap ETF	200,000
SPDR MSCI ACWI ex-US ETF	200,000
SPDR Russell/Nomura PRIME Japan ETF	200,000

The Creation Unit size for a Fund may change. Authorized Participants will be notified of such change as far in advance as possible.

Each Fund imposes no restrictions on the frequency of purchases and redemptions. The Board evaluated the risks of market timing activities by the Trust’s shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund generally issues and redeems its Shares at net asset value per share for a basket of securities intended to represent each Fund’s portfolio, plus an amount of cash, and each Fund’s Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time by the Fund’s shareholders would result in negative impact to the Funds or their shareholders.

Investors such as market-makers, large investors and institutions may wish to deal in Creation Units directly with the Funds. Set forth below is a brief description of the procedures applicable to the creation and redemption of Creation Units. For more detailed information, see “PURCHASE AND REDEMPTION OF CREATION UNITS” in the SAI.

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Creation.  In order to create (i.e., purchase) Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Fund’s Index (the “Deposit Securities”) and generally make a cash payment referred to as the “Cash Component.” The list of the names and the number of shares of the Deposit Securities is made available by the Custodian through the facilities of the National Securities Clearing Corporation (“NSCC”) immediately prior to the opening of business on the Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the Clearing Process”); or (ii) a Depository Trust Company participant (“DTC Participant”) that, in either case, has entered into an agreement with the Distributor and the Transfer Agent, subject to acceptance by the Trust, with respect to creations and redemptions of Creation Units (“Participant Agreement”). The Distributor maintains a list of the names of Participants that have signed a Participant Agreement.

The Participant Agreement sets forth the time(s) associated with order placement and other terms and conditions associated with placing an order. Due to the rebalancing of an Index or other reasons beyond the Trust’s control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

A fixed transaction fee, in the amount set forth in the table under “Creation and Redemption Transaction Fees” later in this Prospectus, is applicable to each creation transaction regardless of the number of Creation Units created in the transaction. The price of each Creation Unit will equal the aggregate daily net asset value per Share, plus the Cash Component, the transaction fees described later in this Prospectus and, if applicable, any transfer taxes. Purchasers of Shares in Creation Units are responsible for payment of the costs of transferring any Deposit Securities to a Fund.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions as set forth in the Participant Agreement, including a requirement to maintain on deposit with the Trust cash at least equal to the specified percentage, as set forth in the Participant Agreement, of the market value of the missing Deposit Securities. See “PURCHASE AND REDEMPTION OF CREATION UNITS” in the SAI.

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Legal Restrictions on Transactions in Certain Stocks (Purchase).  An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the creation of a Creation Unit may, at the applicable Fund’s discretion, be permitted to submit a custom order, as further described in the SAI, and deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the creation of a Creation Unit.

Redemption.  The Custodian makes available immediately prior to the opening of business on the Exchange, through the facilities of the NSCC, the list of the names and the number of Shares of each Fund’s portfolio securities (“Fund Securities”) that will be applicable that day to redemption requests in proper form. Fund Securities received upon redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. Redemption proceeds generally consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt by the Transfer Agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable transaction fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the applicable Fund equal to the differential will be required to be arranged for by, or on behalf of, the redeeming shareholder by the Authorized Participant, as the case may be. For more detail, see “PURCHASE AND REDEMPTION OF CREATION UNITS” in the SAI.

Orders to redeem Creation Units of a Fund may only be effected by or through a DTC Participant at the time(s) and in accordance with the other terms and conditions set forth in the Participant Agreement. Due to the rebalancing of an Index or other reasons beyond the Trust’s control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

A fixed transaction fee, in the amount set forth in the table under “Creation and Redemption Transaction Fees” below, is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.

Legal Restrictions on Transactions in Certain Stocks (Redemption).  An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash at the applicable Fund’s discretion.

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Creation and Redemption Transaction Fees:

TRANSACTION
FUND	FEE*,**

DJ STOXX 50 ETF	$1,500
DJ EURO STOXX 50 ETF	$1,500
SPDR S&P Asia Pacific ETF	$8,000
SPDR S&P Emerging Asia Pacific ETF	$8,000
SPDR S&P China ETF	$1,300
SPDR S&P Emerging Markets ETF	$9,000
SPDR S&P BRIC 40 ETF	$500
SPDR S&P Europe ETF	$12,000
SPDR S&P Emerging Europe ETF	$3,000
SPDR S&P Emerging Latin America ETF	$500
SPDR S&P Emerging Middle East & Africa ETF	$1,500
SPDR S&P World ex-US ETF	$8,000
SPDR S&P International Small Cap ETF	$5,500
SPDR DJ Wilshire International Real Estate ETF	$3,000
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	$2,000
SPDR MSCI ACWI ex-US ETF	$12,000
SPDR Russell/Nomura PRIME Japan ETF	$5,000
SPDR Russell/Nomura Small Cap Japan ETF	$5,000

*	From time to time, any Fund may waive all or a portion of its applicable transaction fee.

**	An additional charge of up to three times the transaction fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units and to the extent redemptions are for cash.

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DISTRIBUTIONS

Dividends and Capital Gains.  As a Fund shareholder, you are entitled to your share of the Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividend distributions, if any, for each Fund, except for the Stoxx Funds and the SPDR® DJ Wilshire International Real Estate ETF, are distributed to shareholders annually. Income dividend distributions, if any, for the Stoxx Funds and the SPDR® DJ Wilshire International Real Estate ETF, are distributed to shareholders quarterly. Net capital gains for all Funds are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

TAX MATTERS

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Funds.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401 (k) plan, you need to be aware of the possible tax consequences when:

–	Each Fund makes distributions;

–	You sell Shares listed on the Exchange; and

–	You create or redeem Creation Units.

Taxes on Distributions.  Each Fund will distribute any net investment income quarterly, and any net realized long-term or short-term capital gains annually. Each

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Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations. Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gain regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year. The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund’s net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Foreign Income Taxes.  Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which would entitle each Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of a Fund at the end of its taxable year consist of foreign stocks or securities, such Fund may “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

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Non-U.S. Investors.  If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Under recently enacted legislation, a Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In addition, distributions of a Fund attributable to gains from sales or exchanges of “U.S. real property interests,” as defined in the Code and Treasury Regulations (including gains on the sale or exchange of shares in certain U.S. real property holding corporations, which may include certain REITs, and certain REIT capital gain dividends) will generally cause the foreign stockholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the same rates applicable to U.S. stockholders. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. Such distributions may be subject to U.S. withholding tax and may give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

Certain Funds may invest in REITs.  Under recent legislation, the Code provides a look-through rule for distributions of so-called FIRPTA gain by a Fund if all of the following requirements are met: (i) the Fund is classified as a “qualified investment entity” (a “qualified investment entity” includes entities taxable as regulated investment companies (“RICs”) if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations); and (ii) you are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, distributions by a Fund are treated as gain from the disposition of a U.S. real property interest (“USRPI”), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that non-U.S. investors to file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. If these rules do not apply to

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a distribution, such distribution in the hands of a non-U.S. investor is subject to the same treatment referenced in the preceding paragraph.

Non-U.S. investors are encouraged to review the SAI for additional discussion of these issues. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the proposed legislation.

Taxes on Exchange-Listed Share Sales.  Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

Taxes on Creations and Redemptions of Creation Units.  A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain Tax Exempt Investors.  A Fund investing in certain limited real estate investments and other publicly traded partnerships may be required to pass-through certain “excess inclusion income” and other income as “unrelated business taxable income” (“UBTI”). Tax-exempt investors sensitive to UBTI are strongly encouraged to consult their tax advisors prior to investment in the Funds regarding this issue and recent IRS pronouncements regarding the treatment of such income in the hands of such investors.

Certain investments held by the Fund may be classified as passive foreign investment companies or ”PFICs” under the Internal Revenue Code. Accordingly,

91

investors should carefully consider the tax consequences of the impact that the PFIC investments may have on the Funds and consult their own tax advisors before making an investment. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the Statement of Additional Information.

Backup Withholding.  A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on February 14, 2002. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

Morgan, Lewis & Bockius LLP serves as counsel to the Trust, including the Funds. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

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FINANCIAL HIGHLIGHTS

The financial highlights tables commencing on the next page are intended to help you understand each Fund’s financial performance for the past five fiscal years or, if shorter, the period since each Fund’s inception. Certain information reflects the performance results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Trust’s independent registered public accounting firm, whose report, along with each Fund’s financial highlights and financial statements, is included in the 2007 Annual Report to shareholders of each of the Funds, which is available upon request. Funds that do not have information set forth below had not commenced operations as of September 30, 2007.

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	DJ STOXX 50 ETF
					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	10/15/2002* -
	9/30/2007	9/30/2006	9/30/2005	9/30/2004+	9/30/2003

Net Asset Value, Beginning of Period	$44.48	$39.31	$33.20	$27.89	$25.34	(4)

Income (loss) from Investment Operations:
Net investment income (loss)	1.50	1.30 (6)	1.01	0.99	1.20
Net realized and unrealized gain (loss)(7)	9.22	5.05	6.10	5.16	2.50

Total from investment operations	10.72	6.35	7.11	6.15	3.70

Net equalization credits and charges(6)	(0.03)	0.38	0.00 (5)	0.01	(0.49)

Distributions to Shareholders from:
Net investment income	(1.47)	(1.41)	(1.00)	(0.85)	(0.66)
Net realized gains	(0.01)	(0.15)	—	—	—

Total distributions	(1.48)	(1.56)	(1.00)	(0.85)	(0.66)

Net Asset Value, End of Period	$53.69	$44.48	$39.31	$33.20	$27.89

Total Return(1)	24.22%	17.40%	21.60%	22.13%	12.79%
Net assets, end of period (in 000’s)	$185,256	$71,175	$31,447	$24,896	$8,421
Ratio of expenses to average net assets	0.30%	0.33%	0.32%	0.33%	0.35	%(2)
Ratio of net investment income (loss) to average net assets	3.16%	3.13%	2.75%	2.98%	2.96	%(2)
Portfolio turnover rate (3)	9%	14%	9%	7%	6%

*	Commencement of operations

(1)	Total Return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2)	Annualized.

(3)	Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4)	The beginning net asset value above has been adjusted to reflect a reverse stock split which was effective October 15, 2002, in order to adjust the net asset value per share of the Fund to be approximately 1/100th of the value of its index. The ratio of the reverse stock split for the DJ STOXX 50 ETF was 1:2.536.

(5)	Amount is less than $0.005 per share.

(6)	Per share numbers have been calculated using average shares method.

(7)	The amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

+	Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund’s Adviser.

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	DJ EURO STOXX 50 ETF
					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	10/15/2002* -
	9/30/2007	9/30/2006	9/30/2005	9/30/2004+	9/30/2003

Net Asset Value, Beginning of Period	$49.23	$41.31	$33.94	$27.97	$24.35	(4)

Income (loss) from Investment Operations:
Net investment income (loss)	1.40	1.32 (5)	0.94	0.64	0.97
Net realized and unrealized gain (loss)(6)	12.80	7.92	7.39	6.14	3.59

Total from investment operations	14.20	9.24	8.33	6.78	4.56

Net equalization credits and charges(5)	0.35	(0.08)	0.02	0.01	(0.30)

Distributions to Shareholders from:
Net investment income	(1.66)	(1.24)	(0.98)	(0.82)	(0.64)
Net realized gains	—	—	—	—	—

Total distributions	(1.66)	(1.24)	(0.98)	(0.82)	(0.64)

Net Asset Value, End of Period	$62.12	$49.23	$41.31	$33.94	$27.97

Total Return(1)	29.76%	22.48%	24.82%	24.21%	17.46%
Net assets, end of period (in 000’s)	$484,541	$233,865	$179,688	$93,325	$85,366
Ratio of expenses to average net assets	0.30%	0.33%	0.32%	0.33%	0.35	%(2)
Ratio of net investment income (loss) to average net assets	2.86%	2.92%	2.79%	1.92%	2.78	%(2)
Portfolio turnover rate(3)	11%	6%	15%	11%	6%

*	Commencement of operations

(1)	Total Return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2)	Annualized.

(3)	Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4)	The beginning net asset value above has been adjusted to reflect a reverse stock split which was effective October 15, 2002, in order to adjust the net asset value per share of the Fund to be approximately 1/100th of the value of its index. The ratio of the reverse stock split for the DJ EURO STOXX 50 ETF was 1:2.444.

(5)	Per share numbers have been calculated using average shares method.

(6)	The amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

+	Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund’s Adviser.

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	SPDR S&P		SPDR		SPDR S&P		SPDR		SPDR S&P
	Emerging		S&P		Emerging		S&P		Emerging
	Asia Pacific		China		Markets		BRIC 40		Europe
	ETF		ETF		ETF		ETF		ETF
	For the Period		For the Period		For the Period		For the Period		For the Period
	3/20/2007* -		3/20/2007* -		3/20/2007* -		6/19/2007* -		3/20/2007* -
	9/30/2007		9/30/2007		9/30/2007		9/30/2007		9/30/2007

Net Asset Value, Beginning of Period	$60.50		$52.23		$55.63		$24.07		$54.38

Income (loss) from Investment Operations:
Net investment income (loss)	0.64		0.50		0.42		0.07		0.22
Net realized and unrealized gain (loss)(6)	25.50		40.90		18.49		5.90		9.18

Total from investment operations	26.14		41.40		18.91		5.97		9.40

Net equalization credits and charges(4)	1.10		0.71		0.67		0.14		0.79

Distributions to Shareholders from:
Net investment income	—		—		—		—		—
Net realized gains	—		—		—		—		—

Total distributions	—		—		—		—		—

Net Asset Value, End of Period	$87.74		$94.34		$75.21		$30.18		$64.57

Total Return(1)	45.03%		80.64%		35.20%		25.38%		18.73%
Net assets, end of period (in 000’s)	$61,420		$122,639		$45,125		$156,921		$38,741
Ratio of expenses to average net assets	0.63	%(2)	0.59	%(2)	0.60	%(2)	0.40	%(2)	0.60	%(2)
Ratio of expenses to average net assets before waiver	—		—		—		0.50	%(2)	—
Ratio of net investment income (loss) to average net assets	3.33	%(2)	2.56	%(2)	2.42	%(2)	2.31	%(2)	1.53	%(2)
Portfolio turnover rate(3)	1%		0%		0	%(5)	0%		3%

*	Commencement of operations

(1)	Total Return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2)	Annualized.

(3)	Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4)	Per share numbers have been calculated using average shares method.

(5)	Amount shown represents less than 0.5%.

(6)	The amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

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			SPDR S&P						SPDR DJ
	SPDR S&P		Emerging		SPDR		SPDR S&P		Wilshire
	Emerging		Middle East &		S&P		International		International
	Latin America		Africa		World ex-US		Small Cap		Real Estate
	ETF		ETF		ETF		ETF		ETF
	For the Period		For the Period		For the Period		For the Period		For the Period
	3/20/2007* -		3/20/2007* -		4/20/2007* -		4/20/2007* -		12/15/2006* -
	9/30/2007		9/30/2007		9/30/2007		9/30/2007		9/30/2007

Net Asset Value, Beginning of Period	$57.51		$59.25		$32.57		$35.59		$60.28

Income (loss) from Investment Operations:
Net investment income (loss)	0.50		0.67		0.41		0.17		1.20
Net realized and unrealized gain (loss)(6)	20.32		8.49		1.07		0.70		3.33

Total from investment operations	20.82		9.16		1.48		0.87		4.53

Net equalization credits and charges(4)	0.16		0.22		—		0.25		0.36

Distributions to Shareholders from:
Net investment income	—		—		—		—		(1.34)
Net realized gains	—		—		—		—		—

Total distributions	—		—		—		—		(1.34)

Net Asset Value, End of Period	$78.49		$68.63		$34.05		$36.71		$63.83

Total Return(1)	36.49%		15.84%		4.56%		3.14%		8.09%
Net assets, end of period (in 000’s)	$39,244		$27,452		$13,621		$110,116		$1,111,226
Ratio of expenses to average net assets	0.60	%(2)	0.59	%(2)	0.35	%(2)	0.59	%(2)	0.60	%(2)
Ratio of expenses to average net assets before waiver	—		—		—		—		—
Ratio of net investment income (loss) to average net assets	1.98	%(2)	2.65	%(2)	2.89	%(2)	1.89	%(2)	3.01	%(2)
Portfolio turnover rate(3)	2%		1%		0	%(5)	2%		16%

*	Commencement of operations

(1)	Total Return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2)	Annualized.

(3)	Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4)	Per share numbers have been calculated using average shares method.

(5)	Amount shown represents less than 0.5%.

(6)	The amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

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	SPDR						SPDR
	FTSE/Macquarie		SPDR		SPDR		Russell/Normura
	Global		MSCI ACWI		Russell/Normura		Small Cap
	Infrastructure 100		ex-US		PRIME Japan		Japan
	ETF		ETF		ETF		ETF
	For the Period		For the Period		For the Period		For the Period
	1/25/2007* -		1/10/2007* -		11/9/2006* -		11/9/2006* -
	9/30/2007		9/30/2007		9/30/2007		9/30/2007

Net Asset Value, Beginning of Period	$50.41		$35.60		$52.65		$48.70

Income (loss) from Investment Operations:
Net investment income (loss)	0.59		0.44		0.42		0.53
Net realized and unrealized gain (loss)(7)	6.11		6.12		2.84		(0.77)

Total from investment operations	6.70		6.56		3.26		(0.24)

Net equalization credits and charges(5)	0.57		0.40		—		(0.03)

Distributions to Shareholders from:
Net investment income	—		—		0.00	(4)	(0.12)
Net realized gains	—		—		—		—

Total distributions	—		—		—		(0.12)

Net Asset Value, End of Period	$57.68		$42.56		$55.91		$48.31

Total Return(1)	14.43%		19.55%		6.19%		(0.57)%
Net assets, end of period (in 000’s)	$46,142		$127,691		$268,392		$137,695
Ratio of expenses to average net assets	0.59	%(2)	0.35	%(2)	0.51	%(2)	0.56	%(2)
Ratio of net investment income (loss) to average net assets	2.50	%(2)	2.78	%(2)	0.97	%(2)	1.26	%(2)
Portfolio turnover rate(3)	6%		1%		0	%(6)	2%

*	Commencement of operations

(1)	Total Return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2)	Annualized.

(3)	Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4)	Amount is less than $0.005 per share.

(5)	Per share numbers have been calculated using average shares method.

(6)	Amount shown represents less than 0.5%.

(7)	The amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

98

ADDITIONAL INFORMATION CONCERNING THE FUNDS

The following charts are provided to: (i) show the frequency at which the daily market price on the Exchange was at a discount or premium to such Fund’s daily net asset value (“NAV”); and (ii) compare each Fund’s total pre-tax return at NAV with the total pre-tax return based on market price and its benchmark Index. The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund’s NAV is calculated (referred to as the “Bid/Offer Midpoint”). Each Fund’s Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. All data presented below represents past performance, which cannot be used to predict future results. Discount and premium information prior to November 1, 2006 is calculated by comparing the closing price (last trade) with the NAV of each applicable Fund. Funds not listed below had not commenced operations as of the date of this Prospectus and Funds that do not include performance information below had not completed a full calendar year of operations.

DJ STOXX 50 ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

One Year Ended 12/31/07	33	17	1	23	11	0
251 Trading Days

	Cumulative Total Return			Average Annual Total Return
			Index			Index
	Net Asset	Market	Value	Net Asset	Market	Value
	Value	Value	(USD)	Value	Value	(USD)

One Year ended 12/31/07	13.63%	13.26%	13.78%	13.63%	13.26%	13.78%
Five Years ended 12/31/07	141.57%	141.32%	146.07%	19.29%	19.27%	19.73%
Since Inception(1)	143.00%	142.56%	145.52%	18.57%	18.53%	18.80%

(1)	Total returns are calculated based on the commencement of operations on October 15, 2002.

99

DJ EURO STOXX 50 ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

One Year Ended 12/31/07	24	12	2	24	19	3
251 Trading Days

	Cumulative Total Return			Average Annual Total Return
			Index			Index
	Net Asset	Market	Value	Net Asset	Market	Value
	Value	Value	(USD)	Value	Value	(USD)

One Year ended 12/31/07	21.83%	21.08%	21.51%	21.83%	21.08%	21.51%
Five Years ended 12/31/07	189.67%	189.77%	190.61%	23.70%	23.71%	23.78%
Since Inception(1)	199.61%	198.58%	198.82%	23.43%	23.34%	23.36%

(1)	Total returns are calculated based on the commencement of operations on October 15, 2002.

SPDR S&P Emerging Asia Pacific ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/2007) through 12/31/2007	32	34	14	18	25	8
196 Trading Days

SPDR S&P China ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/2007) through 12/31/2007	32	28	22	23	17	24
196 Trading Days

100

SPDR S&P Emerging Markets ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/2007) through 12/31/2007	32	29	7	24	18	1
196 Trading Days

SPDR S&P BRIC 40 ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (6/22/2007) through 12/31/2007	30	31	14	13	12	4
133 Trading Days

SPDR S&P Emerging Europe ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/2007) through 12/31/2007	61	20	3	8	7	1
196 Trading Days

101

SPDR S&P Emerging Latin America ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/2007) through 12/31/2007	25	9	0	9	5	0

196 Trading Days

SPDR S&P Emerging Middle East & Africa ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/2007) through 12/31/2007	53	29	8	15	15	2

196 Trading Days

SPDR S&P World ex-US ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (4/26/2007) through 12/31/2007	24	16	1	12	9	1

173 Trading Days

102

SPDR S&P International Small Cap ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (4/26/2007) through 12/31/2007	66	39	11	10	0	0

173 Trading Days

SPDR DJ Wilshire International Real Estate ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

One Year Ended 12/31/07	97	38	4	17	8	1

251 Trading Days

	Cumulative Total Return			Average Annual Total Return
			Index			Index
	Net Asset	Market	Value	Net Asset	Market	Value
	Value	Value	(USD)	Value	Value	(USD)

One Year ended 12/31/07	-6.91%	-7.48%	-5.87%	-6.91%	-7.48%	-5.87%
Since Inception(1)	-3.18%	-2.92%	-2.13%	-3.04%	-2.79%	-1.97%

(1)	Total returns are calculated based on the commencement of operations on December 15, 2006.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>>200	50-99	100-200	>>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (1/30/2007) through 12/31/2007	55	6	0	3	0	1

233 Trading Days

103

SPDR MSCI ACWI ex-US ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>200	50-99	100-200	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (1/17/2007) through 12/31/2007	66	19	3	16	5	0

242 Trading Days

SPDR Russell/Nomura PRIME Japan ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>200	50-99	100-200	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

One Year Ended 12/31/07	41	16	4	34	31	8

251 Trading Days

	Cumulative Total Return			Average Annual Total Return
			Index			Index
	Net Asset	Market	Value	Net Asset	Market	Value
	Value	Value	(USD)	Value	Value	(USD)

One Year ended 12/31/07	-5.02%	-6.07%	-5.46%	-5.02%	-6.07%	-5.46%
Since Inception(1)	-0.13%	-0.64%	-0.54%	-0.11%	-0.56%	-0.47%

(1)	Total returns are calculated based on the commencement of operations on November 9, 2006.

104

SPDR Russell/Nomura Small Cap Japan ETF

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV
	Bid/Offer Midpoint			Bid/Offer Midpoint
	Above NAV			Below NAV
	(Premium)			(Discount)
	50-99	100-200	>200	50-99	100-200	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

One Year Ended 12/31/07	63	50	8	25	29	8

251 Trading Days

	Cumulative Total Return			Average Annual Total Return
			Index			Index
	Net Asset	Market	Value	Net Asset	Market	Value
	Value	Value	(USD)	Value	Value	(USD)

One Year ended 12/31/07	-11.57%	-13.38%	-11.32%	-11.57%	-13.38%	-11.32%
Since Inception(1)	-7.71%	-8.36%	-8.13%	-6.77%	-7.34%	-7.01%

(1)	Total returns are calculated based on the commencement of operations on November 9, 2006.

105

WHERE TO LEARN MORE ABOUT THE FUNDS

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds’ Shares. The SAI and the annual and semi-annual reports to shareholders, each of which is on file with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the Fund’s last fiscal year. The SAI and the financial statements included in the Trust’s most recent annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, by visiting the Funds’ website at www.SPDRETFs.com or by calling the following number:

Investor Information: 1-866-787-2257

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC’s Public Reference Room (100 F Street, NE, Washington D.C. 20549) or on the EDGAR Database on the SEC’s website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of the Funds’ Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Funds. Neither the delivery of this Prospectus nor any sale of Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s Investment Company Act Number is 811-21145.

STISPROS

SPDR® INDEX SHARES FUNDS
Supplement dated January 31, 2008
to Statement of Additional Information (“SAI”)
dated January 31, 2008
Investors are advised that the below-listed Funds are not yet in operation:
SPDR® S&P Asia Pacific ETF
SPDR® S&P Europe ETF
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SPDRISSUPP3

SPDR® INDEX SHARES FUNDS (THE “TRUST”)
STATEMENT OF ADDITIONAL INFORMATION
Dated January 31, 2008
This Statement of Additional Information (“SAI”) is not a Prospectus. With respect to each of the Trust’s series portfolios listed below, this SAI should be read in conjunction with the Prospectus dated January 31, 2008, as it may be revised from time to time.
DJ STOXX 50® ETF
DJ EURO STOXX 50® ETF
SPDR® S&P® Asia Pacific ETF
SPDR® S&P® Emerging Asia Pacific ETF
SPDR® S&P® China ETF
SPDR® S&P® Emerging Markets ETF
SPDR® S&P® BRIC 40 ETF
SPDR® S&P® Europe ETF
SPDR® S&P® Emerging Europe ETF
SPDR® S&P® Emerging Latin America ETF
SPDR® S&P® Emerging Middle East & Africa ETF
SPDR® S&P® World ex-US ETF
SPDR® S&P® International Small Cap ETF
SPDR® DJ Wilshire International Real Estate ETF
SPDR® FTSE/Macquarie Global Infrastructure 100 ETF
SPDR® MSCI ACWI ex-US ETF
SPDR® Russell/Nomura PRIME™ Japan ETF
SPDR® Russell/Nomura Small Cap™ Japan ETF
Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Copies of the Prospectus may be obtained without charge by writing to State Street Global Markets, LLC, the Trust’s principal underwriter (referred to herein as “Distributor” or “Principal Underwriter”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or calling toll-free 1-866-787-2252. The Report of Independent Registered Public Accounting Firm, financial highlights, and financial statements of the Funds included in the Trust’s Annual Report to Shareholders for the fiscal year ended September 30, 2007, and the Trust’s Semi-Annual Report to Shareholders for the period ended March 31, 2007, are incorporated by reference to this SAI.
The SPDR S&P Asia Pacific ETF and the SPDR S&P Europe ETF (collectively, the “New Funds”) had not commenced operations as of September 30, 2007 and therefore did not have any financial information to report for the period listed above.

1

2

GENERAL DESCRIPTION OF THE TRUST
The Trust is an open-end management investment company. As of the date of this SAI, the Trust consists of eighteen (18) investment series (each a “Fund” and collectively the “Funds”). The Trust was organized as a Massachusetts business trust on February 14, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The shares of each Fund are referred to herein as “Shares.” The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the total return, or the price and yield performance, of a specified market index (each an “Index”). SSgA Funds Management, Inc. (the “Adviser”) manages each Fund.
The Trust was organized as a Massachusetts business trust on February 14, 2002. Prior to August 1, 2007, the Trust was known as the streetTRACKS® Index Shares Funds. The DJ STOXX 50 ETF and the DJ EURO STOXX 50 ETF (collectively, the “Stoxx Funds”) commenced operations on October 15, 2002; the SPDR Russell/Nomura PRIME Japan ETF and the SPDR Russell/Nomura Small Cap Japan ETF commenced operations on November 9, 2006; the SPDR DJ Wilshire International Real Estate ETF commenced operations on December 15, 2006; the SPDR MSCI ACWI ex-US ETF commenced operations on January 10, 2007; the SPDR FTSE/Macquarie Global Infrastructure 100 ETF commenced operations on January 25, 2007; The SPDR S&P Emerging Asia Pacific ETF, the SPDR S&P China ETF, the SPDR S&P Emerging Markets ETF, the SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF and the SPDR S&P Emerging Middle East & Africa ETF commenced operations on March 19, 2007; the SPDR S&P World ex-US ETF and the SPDR S&P International Small Cap ETF commenced operations on April 20, 2007; the SPDR S&P BRIC 40 ETF commenced operations on June 19, 2007; and the New Funds had not commenced operations prior to the date of this SAI.
Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a “Creation Unit”)1. Each Fund offers and issues Creation Units generally in exchange for a basket of equity securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund have been approved for listing and secondary trading on a national securities exchange (the “Exchanges”). The Shares will trade on the Exchanges at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of either 50,000 Shares, 100,000 Shares or 200,000 Shares.
The Trust reserves the right to accept offers to purchase or redeem creation units in cash for Funds, although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “PURCHASE AND REDEMPTION OF CREATION UNITS.” In each instance of such cash creations or redemptions, the Trust may impose, transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to three times the fixed Creation or Redemption Transaction Fee may apply.
ADDITIONAL INDEX INFORMATION
Dow Jones STOXX® Indexes
STOXX Limited provides and services the Dow Jones STOXX® Indexes. STOXX Limited was founded in 1997 as a joint venture between Deutsche Boerse AG, Dow Jones & Company, Euronext Paris SA and SWX Swiss Exchange. The Dow Jones STOXX 50® Index and the Dow Jones EURO STOXX 50® Index were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999.

[1]	Except that under the “Dividend Reinvestment Service” described herein, however, shares may be created in less than a Creation Unit and upon termination of a Fund, shares may be redeemed in less than a Creation Unit.

3

When the Dow Jones STOXX indexes were created in 1998, the intention was to provide a complete and fully integrated family of market indicators for the European market. While the benchmark indexes resulting from this outlook were innovative in their own right, regional blue-chip indexes were more conspicuously absent from the types of indexes available to investors. The most widely used blue-chip indexes at that time were typically calculated by local exchanges with a variety of incompatible methodologies and consisting wholly of stocks listed on those exchanges.
The Dow Jones STOXX 50 and Dow Jones EURO STOXX 50 Indexes were born out of this need for a set of consistently designed pan-European measures. The indexes track the large-cap markets of the European and Eurozone regions. Both these Dow Jones STOXX blue-chip indexes are designed to be suitable as the basis for investment products, such as derivatives and exchange-traded funds. Their components have a high degree of liquidity and represent the largest companies across all 18 market sectors defined by the Dow Jones Global Classification Standard.
Derived from the broader total market indexes for each of the two regions, Europe and the Eurozone, these two blue-chip indexes each represent about 60% of the market capitalization of their underlying benchmarks. The Dow Jones STOXX 50 Index currently covers, Finland, France, Germany, Italy, Luxembourg, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones EURO STOXX 50 Index covers the same countries, excluding Sweden, Switzerland and the United Kingdom.
Index Universe — The index universe for the Dow Jones STOXX 50 Index is defined as all components of the 18 Dow Jones STOXX® 600 Supersector indexes. The Dow Jones STOXX 600 Supersector indexes contain the 600 largest stocks traded on the major exchanges of 17 European countries. The index universe for the Dow Jones EURO STOXX 50 Index is defined as all components of the 18 Dow Jones EURO STOXX Supersector indexes. The Dow Jones EURO STOXX Supersector indexes represent the Eurozone portion of the Dow Jones STOXX Total Market Index, which in turn covers 95% of the total market capitalization of the stocks traded on the major exchanges of 17 European countries. “Dow Jones STOXX 600” and “Dow Jones EURO STOXX” are service marks of Dow Jones & Company, Inc. and STOXX Limited.
Selection List — For each of the 18 Dow Jones STOXX 600 TMI Supersector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones STOXX Total Market Supersector Index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones STOXX 50 Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.
Within each of the 18 Dow Jones EURO STOXX TMI Supersector Indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones EURO STOXX Total Market Supersector Index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones EURO STOXX 50 Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.
Stock Selection — The 40 largest stocks on the selection list for each index are chosen as components. Any remaining current components of the index ranked between 41 and 60 are added as index components. If the component number is still below 50, then the largest stocks on the selection list are added until the index contains 50 stocks.
Review Frequency — Index composition is reviewed annually in September.
Weighting — The indexes are each weighted by free-float market capitalization. Each component’s weight is capped at 10% of the index’s total free-float market capitalization. Weights are reviewed quarterly.

4

S&P Citigroup/BMI Indexes
Index Criteria & Methodology
a.	Component Selection Criteria
     To qualify for index inclusion, a company must first meet the minimum requirements to enter and remain in the S&P/Citigroup BMI Global Index universe, the parent index for the S&P/Citigroup series.
     To be added to the S&P/Citigroup BMI Global Index, a company must:
•	Be domiciled in one of the world’s developed or emerging markets.

•	Have at least USD 100 million in free float capitalization at the time of index reconstitution.

•	Post a minimum value traded of USD 25 million for the 12 months preceding the annual reconstitution.
     A stock may be added to the S&P/Citigroup BMI Global index intra reconstitution if an IPO (Initial Public Offering) is large enough to warrant inclusion. Companies are removed from the S&P/Citigroup BMI Global Index if their free float capital falls below USD 75 million or below USD 25 million value traded for the preceding 12 months at the time of the annual reconstitution.
b.	Methodology
     The S&P/Citigroup indexes are market capitalization weighted and adjusted for free float, meaning that only those shares publicly available for trading are used in calculation of index values. Four categories of shares are subtracted from a company’s market capitalization to obtain its percentage shares in free float: corporate cross holdings, private control blocks holdings accounting for 10% or more of total capital; government holdings; and legally-restricted shares. All investable primary market share classes are included in the index. All ordinary share classes, except fixed-dividend shares, are eligible for inclusion.
     Shares used in index calculations are adjusted for corporate actions on their ex-dates. These actions include splits, scrip and bonus issues, and preemptive rights. For actions resulting in no net change to the capitalization of the issue, the index divisor remains unchanged.
     Index divisors are adjusted for all extraordinary dividends, non-cash corporate distributions, and monies distributed via share buybacks. The index levels are price levels and, therefore, do not account for ordinary dividends.
     The following corporate actions result in changes to the index divisor: special dividends that are a return of capital, divestitures in the form of spin-offs, installment calls on partly paid issues, and buybacks through tender offers.
     With respect to the S&P/Citigroup BMI European Emerging Capped Index, stocks are capped at a maximum of 24% of index weight and changes in capping are monitored on a quarterly basis on the quarterly rebalancing dates.
c.	Liquidity
     A company must post a minimum value traded of USD 25 million for the 12 month preceding the annual reconstitution to remain in the S&P/Citigroup series.
Index Maintenance and Issue Changes
     The S&P/Citigroup BMI Indexes are maintained by a team of analysts working under the direction of the S&P Index Committee. Index reconstitution takes place annually and involves both a bottom-up and a top-down review of all aspects of index construction.

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     All listed common equities in index-eligible countries are evaluated for membership by taking into consideration multiple factors, including: price per share, total shares outstanding, available free float of shares outstanding, and market foreign exchange rate versus the U.S. dollar.
a.	Additions
     Companies will be added to the index at the time of the annual reconstitution if their free float market capitalization exceeds USD 100 million and they are domiciled in one of the existing component countries. The company must also post a minimum of USD 25 million in value traded in the 12 months preceding the reconstitution.
     Newly public companies that arise from spin-offs, privatizations, and other events will be added each quarter if their market caps register above the median of a country’s total market capitalization range. They may be added sooner if their size and expected liquidity warrants immediate inclusion.
b.	Deletions
     Companies will be deleted from the index whose market capitalization falls below USD 75 million at the time of the annual reconstitution or those that have less than USD 15 million value traded in the last 12 months.
     Companies that fall below USD 25 million free float market cap on the final business day of a month are removed from the index at the following month end.
     If a company’s shares are no longer available due to a cash acquisition or as a result of bankruptcy or delisting, the company will be deleted from the index without replacement. If an issue stops pricing, its index membership will be maintained at the final offer price until its removal. The company may be removed from the index if, in the judgment of Standard & Poor’s, trading in the company’s shares is unlikely to resume.
c.	Index Rebalancing/Structural Changes
     All share changes, impacting an index constituent, of 5% or more will be done as soon as reasonably possible after the data are verified and after providing a minimum 5 days notice period. Announcements will be posted on the Standard & Poor’s site: www.globalindices.standardandpoors.com.
     Changes entailing less than 5% changes of shares will be done on a quarterly basis. The dates of share rebalancing will be the third Fridays of March, June and December. In September they will coincide with the annual reconstitution of the index and share changes will be implemented at the close of business of September 30th, effective October 1st, for the developed markets and on November 1st for emerging markets.
Index Availability
     The S&P/Citigroup BMI Indexes are calculated on all weekdays throughout the year. Daily historical price and total returns are available for download from the public website: www.globalindices.standardandpoors.com. Index data are also generally available via commercial data providers, including the following major vendors: BARRA, Bloomberg, Datastream FactSet Data Systems, Reuters, Wilshire Associates, Vestek, and Zephyr Associates.
Exchange Rates and Pricing
     WM/Reuters foreign exchange rates are taken daily at 4:00 p.m. London time, and used in the calculation of the S&P/Citigroup Global Equity Indices. These fixings during the U.S. trading day are calculated by the WM Company based on Reuters data and appear on Reuters pages WMRA and those pages following.
     Each company’s primary share listing is used to calculate index levels. Closing prices in each company’s domestic market are used in the final daily index calculations. If trading in a stock is halted, the last bid or suspension price is carried forward. In cases of prolonged suspension, a dealer market or gray market price is used, if obtainable, and the issue may be deleted from the index.

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S&P BRIC 40 Index
Index Criteria & Methodology
a.	Component Selection Criteria
          To qualify for index inclusion, a company must first meet the minimum requirements to enter and remain in the S&P/IFC Investable (S&P/IFCI) universe, the parent index for the S&P BRIC 40 Index.
To be added to the BRIC 40, a company must:
•	Be domiciled in constituents of the S&P/IFCI country indices for emerging markets of Brazil, Russia, India or China.

•	Have stocks with float-adjusted market capitalization above US$1 billion.

•	Have stocks with three-month average daily value traded above US$5 million.
     No companies are added between rebalancings. Between rebalancings, companies are removed from the BRIC 40 Index due to corporate events such as mergers, acquisitions, takeovers or delistings.
b.	Methodology & Liquidity
          The S&P BRIC 40 index is modified market capitalization weighted and adjusted for free float, meaning that only those shares publicly available for trading are used in calculation of index values.
          The methodology stipulates that, at rebalancing, no stock can have a weight of more than 10% in the index and the minimum initial portfolio size that can be turned over in a single day (based on recent trading volumes) cannot be lower than US$600 million. In order to uphold these parameters, the index uses a modified market capitalization weighting scheme. Modifications are made to market cap weights, if required, to reflect available float, reduce single stock concentration and enhance index basket liquidity.
          There are basically two steps in the creation of the S&P BRIC 40 Index. The first is the selection of the 40 companies; the second is the weighting of the index constituents as follows:
1. All constituents of the S&P/IFCI country indices for Brazil, Russia, India and China comprise the initial selection universe.
2. All companies that do not have a developed market listing are removed from the list.
3. Average three-month daily value traded (hereafter referred to as “liquidity”) and float-adjusted market capitalization (hereafter referred to as “market cap”), as of the reference date, are measured.
4. All stocks with a market cap of less than US$1 billion (the “Market Cap Threshold”) and/or liquidity of less than US$5 million (the “Liquidity Threshold”) are removed.
5. If a company has multiple share classes, the share class with the lower liquidity is removed.
6. The remaining stocks are sorted in decreasing order of their float-adjusted market capitalization. The top forty become index members.
Index Maintenance and Issue Changes
          The S&P BRIC 40 Index Committee maintains the index. The Index Committee members are all are full-time professional members of Standard & Poor’s staff. The Index Committee meets as needed. At each meeting, the Index Committee reviews pending corporate actions that may affect index constituents, statistics comparing the composition of the indices to the market, and any significant market events. In addition, the Index Committee may

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revise index policy covering rules for selecting companies, share counts, the Liquidity Threshold, the Market Cap Threshold, Basket Liquidity and Maximum Weight, or other matters. In the rare event that less than 40 stocks qualify for inclusion at the rebalancing, Standard & Poor’s may modify the criteria to include multiple share classes or reduce the market cap limit, in that order.
a.	Index Rebalancing/Structural Changes
          The index is rebalanced once a year in December. The annual rebalancing of the index will be effective after the market close of the third Friday of December. The cut-off date for the data used in the review will be the third Friday of November. New constituents and index shares will be made available to clients with a two-week notice.
          In addition to the annual rebalancing, there will be a mid-year review. A semi-annual rebalancing will occur only if three of the biggest 30 stocks from the eligible universe are not in the index at the mid-year review. There will not be a semi-annual rebalancing in years when this condition is not satisfied. The cut-off date for the data used in the midyear review will be mid-May, with a mid-year rebalancing being made, if necessary, after the market close on the third Friday of June. If a mid-year rebalancing is required, new constituents and index shares will be made available to clients with a two-week notice.
b.	Additions
          No companies are added between rebalancings.
c.	Deletions
          Between rebalancings, a company can be deleted from the S&P BRIC 40 index due to corporate events such as mergers, acquisitions, takeovers or delistings.
Index Availability
          The BRIC 40 Index rebalancing announcements are made at 05:15PM Eastern Time three to ten business days before the effective date on the Web site at www.indices.standardpoors.com No separate announcements are made for routine corporate actions whose index implications are discussed in this document. If required, special or unusual events may warrant a posting on the aforementioned Web site.
Index Pricing
          The pricing of index members is taken from the stocks included in the index — specifically their developed market listing. If a single stock is trading in multiple developed markets, only the listing from the market with most liquidity is considered. All calculations to arrive at the membership and weightings are made in U.S. dollars. The index is calculated in U.S. dollars, with the Reuters/WM London closing fix being used to convert the local market prices to U.S. dollars. The index is also calculated in Euros.
Dow Jones Wilshire Ex-US Real Estate Securities Index
Index Methodology
     To be included in the real estate Index, an issue must be all of the following:
•	The company must be both an equity owner and operator of commercial and/or residential real estate. Security types excluded from these more focused indexes include mortgage REITs, health care REITS, net- lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments.

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•	The company must have a minimum total market capitalization of at least US $200 million at the time of its inclusion.

•	At least 75% of the company’s total revenue must be derived from the ownership and operation of real estate assets.

•	The liquidity of the company’s stock must be commensurate with that of other institutionally held real estate securities.
Index Maintenance
     Periodic and ongoing reviews of the index composition and shares are conducted based on the following rules:
•	Routine additions and deletions to the index, as well as shares updates, are made quarterly after the close of trading on the third Friday of March, June, September, and December. The changes become effective at the opening of trading on the next business day.

•	During the quarter, a component company’s shares outstanding will be adjusted at the same time as a change in that company is made to the Dow Jones Wilshire 5000 Composite Index or to the soon to be released Dow Jones Wilshire family of Indexes.

•	A company will be removed from the index if direct mortgage investments represent more than 25% of the company’s assets for two consecutive quarters or if the company is reclassified as a mortgage or hybrid REIT.

•	A company will be removed from the index if less than 50% of its total revenue is generated from the ownership and operation of real estate assets for two consecutive quarters.

•	A company will be removed from the index if its stock becomes illiquid or has more than 10 nontrading days during the previous quarter.

•	A company will be removed from the index if its stock is delisted by its primary market due to failure to meet financial or regulatory requirements.

•	A company will be removed from the index if its total market capitalization falls below $100 million and remains at that level for two consecutive quarters.

•	If a component company enters bankruptcy proceedings, it will be removed from the indexes and will remain ineligible for reinclusion until it has emerged from bankruptcy. However, the Dow Jones Wilshire Index Oversight Committee may, following a review of the bankrupt company and the issues involved in the filing, decide to keep the company in the index.

•	The Dow Jones Wilshire Index Oversight Committee may, at its discretion and if it has determined a company to be in extreme financial distress, remove the company from the Index if the committee deems the removal necessary to protect the integrity of the index and the interests of investors in products linked to that index.

•	The Index value is based on each stock’s closing price on its primary market and the official WM closing spot rates as of 5:30 p.m. eastern time.
Inception Date
     The date on which the Dow Jones Wilshire Ex-US Real Estate Securities Index was first published was March 21, 2006. Back-tested historical data is available on a monthly basis from December 31, 1992, and daily from January 1, 1999.

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Macquarie Global Infrastructure 100 Index
Index Methodology
     To be included in the index, an issue must be all of the following:
•	Each security must be a current constituent of the FTSE Global Equity Index Series (“GEIS”) All Cap Index.

•	The share weighting of an individual constituent is the same as in the FTSE GEIS All Cap Index, based on the appropriate free float weighting of that Index.

•	The Companies classified in one of the following Industry Classification Benchmark (“ICB”) subsectors are eligible for inclusion in the index —
1.	Pipelines

2.	Transportation Services

3.	Electricity

4.	Gas Distribution

5.	Multiutilities

6.	Water

7.	Telecommunications Equipment
•	Macquarie Communications Infrastructure (Code MCG) will be included in the Telecommunications Equipment subsector.
•	Macquarie will be responsible for vetting the constituent list and excluding noninfrastructure stocks. FTSE must receive this final constituent list 5 working days before the changes are to be implemented.

•	The MGI 100 Index is based on the universe of the Macquarie Global Infrastructure Index (“MGII”) with a further country screen allowing only constituents in the FTSE Developed and FTSE Advanced Emerging regions.
Index Maintenance
     Periodic and ongoing reviews of the index composition and shares are conducted based on the following rules:
•	The Index Series is reviewed semi annually in June and December as part of the reviews of the FTSE Global Equity Index Series on the same dates. The MGII constituents will be compiled using data available on the Monday, 3 weeks before the review implementation, and sent to Macquarie for sign off. The MGI100 Index will be cut after close, the Monday before implementation, once the MGII has been agreed.

•	Changes arising from the reviews are implemented after the close of business on the third Friday in June and December.

•	For the MGII, at review, eligible securities will be ranked by full market capitalization, and those single lines with a full market cap greater than $250m USD will be included in the index.

•	There will be no intra-review additions to the MGII.

•	For the MGI 100 Index, the eligible companies from the MGII Index, and the further country screen, will then be re-ranked by investable market cap, and the top 100 will be included in the index. A reserve list of 10 securities will also be identified to replace any intra-review deletions to maintain 100 constituents at all times.

•	If a company with multiple lines is eligible, only the largest of those lines, by investable market cap, will be included in the index.

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     In the event of a spin off, the spun off company will remain in the MGI 100 Index, if eligible, and if it is larger than the current lowest ranking constituent.
The smallest constituent will be removed from the index at the close of business the day before the corporate action.
     The FTSE Global Equity Index Series covers over 7,000 securities in 48 different countries and captures 98% of the world’s investable market capitalisation. The index series is divided into Developed, Advanced Emerging and Secondary Emerging segments.
MSCI Index
Index Criteria & Methodology Summary
a.	Component Selection Criteria
     MSCI undertakes an index construction process, which involves: (i) defining the equity universe; (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors; (iii) classifying the universe of securities under the Global Industry Classification Standard (the “GICS”); and (iv) selecting securities for inclusion according to MSCI’s index construction rules and guidelines.
b.	Eligibility
     The index construction process starts at the country level, with the identification of all listed securities for that country. Currently, MSCI creates equity indices for 50 country markets globally. MSCI classifies each company and its securities in one and only one country. This allows securities to be sorted distinctly by their respective countries. In general, companies and their respective securities are classified as belonging to the country in which they are incorporated. All listed equity securities, or listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe.
c.	Methodology
     MSCI follows a “bottom-up” approach to index construction, building indices up to the industry group level. MSCI targets an 85% free float-adjusted market representation level within each industry group, within each country. The security selection process within each industry group is based on: (i) each company’s business activities and the diversification that its securities would bring to the index, (ii) the size (based on free float-adjusted market capitalization) and liquidity of securities, and (iii) the estimated free float for the company and its individual share classes. Only securities of companies with estimated free float greater than 15% are, in general, considered for inclusion. Exceptions to this general rule are made only in significant cases, where not including a security of a large company would compromise the index’s ability to fully and fairly represent the characteristics of the underlying market.
d.	Liquidity
     All securities that are considered for inclusion or currently are included in the MSCI Indices must have adequate liquidity. However, liquidity is not the sole determinant for inclusion in the index, although it is an important consideration.
     In making an assessment of adequate liquidity levels, a number of absolute and relative liquidity measures are considered. These include patterns of traded volume and traded value over several periods of time.
     The analysis of the adequacy of a security’s liquidity also considers the average liquidity for the country and the industry group to which the security belongs. In addition, in some cases, while assessing the liquidity of a local security, the trading volumes in depository receipts, such as American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) may also be considered. MSCI does not define absolute minimum or maximum liquidity levels for stock inclusion or exclusion from the MSCI Standard Equity Index Series, but considers their relative standing within each country and between cycles. This is because liquidity is not comparable between countries.
In addition, liquidity is partly a function of the cyclicality of markets or industries, and limiting index constituents to only the most liquid stocks would introduce a bias against those stocks and sectors that are temporarily out of favor with investors.

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Index Maintenance and Issue Changes
     Overall, index maintenance can be described by three broad categories of implementation of changes:
•	Annual full country index reviews that systematically re-assess the various dimensions of the equity universe for all countries and are conducted on a fixed annual timetable;

•	Quarterly index reviews, aimed at promptly reflecting other significant market events; and

•	Ongoing event-related changes, such as mergers and acquisitions, which are generally implemented in the indices as they occur.
     The annual full country index review for all the MSCI Standard Country Indices is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs on only three dates throughout the year: as of the close of the last business day of February, August and November. Any Country Indices may be impacted at the quarterly index review. MSCI

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Index additions and deletions due to quarterly index rebalancings are generally announced at least two weeks in advance.
     Potential changes in the status of countries (stand-alone, emerging, developed) follow their own separate timetables.
     Market driven changes such as mergers, acquisitions, bankruptcies or new issues can cause changes in the index composition. MSCI seeks to monitor all cases of such corporate actions within the MSCI universe and implement them as they occur.
a.	Additions
     Potential additions are analyzed not only with respect to their industry group, but also with respect to their industry or sub-industry group, in order to represent a wide range of economic and business activities. All additions are considered in the context of MSCI’s methodology, including the index constituent eligibility rules and guidelines.
     Security additions have to meet the normal criteria for inclusion and also often undergo a “seasoning period” of several months until trading patterns and volumes are established. Furthermore, sometimes a new issue, usually a privatization, comes to the market and substantially changes the country’s industry profile. In this case, where even temporarily excluding it would distort the characteristics of the market, it may be immediately included in the MSCI Standard Equity Indices. There is no fixed number of companies included in the index. Therefore, the addition of a company does not necessarily cause the corresponding deletion of another.
b.	Deletions
     MSCI will remove from the MSCI Standard Equity Index Series as soon as practicable securities of companies that file for bankruptcy, companies that file for protection from their creditors and/or companies that are suspended for which a return to normal business activity and trading is unlikely in the near future.
     Securities may also be considered for early deletion in other significant cases, such as decreases in free float and Foreign Ownership Limits (FOLs). In addition, when a constituent company acquires or merges with a non-constituent company or spins-off another company, the securities of the constituent company may be removed from the index, if, for example, these securities are no longer representative of the industry as a result of the event.
Index Availability
     The MSCI Standard Equity Indexes are calculated and published daily. Daily index values can be found at the MSCI website and are also made available to major newspapers, financial websites and financial data vendors.
Exchange Rates and Pricing
     The prices used to calculate the MSCI Indices are currently the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.
     Exchange Rates: MSCI currently uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m. London time by the WM Reuters Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of “snapshots” of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI currently uses these to calculate mid-point to 5 decimal places.
     MSCI may elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.

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Russell/Nomura Indexes
     Purposes of Russell/Nomura Indexes:
•	Determining investment strategies (strategic asset allocation)

•	Determining manager structure

•	Supporting portfolio management activities

•	Evaluating performance

•	Managing risk
     Characteristics of Russell/Nomura Indexes:
•	Entire Japanese market representation; constituent stocks are selected from among all listed stocks on the various stock exchanges in Japan, not just a single exchange

•	Reflect only stocks that are investable (available for investment) as market capitalization is free-float adjusted to account for stable shareholdings

•	Existence of subindexes for different sizes of companies based on market capitalization

•	Existence of subindexes for growth and value stocks, which are determined based on P/B ratios adjusted for off-balance sheet items

•	Transparent methodology that eliminates arbitrary stock selection

•	Annual reconstitution
Russell/Nomura PRIME Index
Index Methodology
     The Russell/Nomura PRIME Index is made up of the 1,000 largest stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market Index, which are determined by an annual reconstitution of the Russell/Nomura Japan Indexes. A “banding” method is employed at reconstitution in order to control the frequent replacement caused by small fluctuations of market capitalization. A “negative list” method is also used to help prevent the inclusion of stocks of especially low liquidity. The “negative list” takes precedence over “banding.”
     Under the “negative list” rule (exclusion of low-liquidity stocks), stocks ranked 2,001st or lower in terms of average monthly trading value in the one year prior to the reconstitution date are automatically excluded.
     Stocks ranked 900 or higher in terms of float-adjusted market capitalization are automatically included in the index, regardless of whether or not they were in the index immediately prior to the reconstitution. However under the “banding” (900 — 1,100) rule, stocks ranked 901 — 1,100 are only included in the index if they were constituents of the index immediately prior to the reconstitution, and are thus selected in rank order until 1,000 stocks have been selected in total. If a total of 1,000 stocks is not reached as a result of this process, then stocks ranked 901 — 1,100 that were not constituents immediately prior to the reconstitution are selected until the 1,000-stock mark is reached.
Index Maintenance
     The Russell/Nomura PRIME Index is reconstituted annually (on the first trading day in December). Newly listed large-caps are included every quarter. The index is calculated based on the share price for each stock on its primary exchange. The index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers,

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and free-float ratios are adjusted when private placements are made. Liquidation post stocks (where the name of the issuer of a stock falls within the purview of the Criteria for Delisting Stocks is put on the liquidation post to make the information public among investors) are removed from the index on the second day following the move to the liquidation post. Stocks that are delisted for reasons other than those noted above are removed from the index on the date of delisting. Stocks that have been removed from the index are not replaced.
     Outside of the annual reconstitution, free-float ratios (vis-à-vis stable shareholdings) will be revised as necessary, in principle, in the event of substantial changes in stable shareholdings due to corporate actions such as the conversion of preferred stocks, M&A involving private (non-listed) companies, tender offer bids (TOB), as well as private placements. The decision as to whether or not to revise free-float ratios will be made upon confirmation of the number of shares following such corporate actions, and in the case revisions are implemented, an announcement to this effect will be made and the changes duly reflected in the indexes.
Structural Changes
     The aim of the annual reconstitution of the Russell/Nomura Japan Indexes is to completely and objectively rebuild the indexes to ensure market segments are accurately represented, while minimizing unnecessary turnover.
     Complete reconstitution is important for an index designed to represent market segments because market characteristics change over time. Lack of complete reconstitution results in sector, capitalization, and style biases, all of which challenge the ability of an index to represent the market.
     As a general rule, index changes are announced on the website of Nomura Securities about two weeks before the changes take effect, except but not limited to cases of unforeseen circumstances or when information cannot be confirmed.
Inception Date
     The inception date of the Russell/Nomura PRIME Index is June 2004, with historical performance going back to end-December, 1996.
Index Compilation
     The Russell/Nomura PRIME Index is compiled by Russell Investment Group and Nomura Securities Co., Ltd., in conjunction with Nomura Research Institute, as agent for Nomura Securities.
Russell/Nomura Small Cap Index
Index Methodology
     The Russell/Nomura Small Cap Index represents approximately the smallest 15% of stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market Index, which are determined by an annual reconstitution of the Russell/Nomura Japan Indexes.
     For the Russell/Nomura Total Market Index itself, stocks are ranked according to free float-adjusted market capitalization and are selected based on data as of the end of the month two months prior to the reconstitution month. Stocks are added to the Total Market Index in descending order of adjusted market capitalization until over 98% of total market capitalization is represented and the number of stocks in the index is a multiple of 100.
     The Small Cap Index contains approximately the bottom 15% of Total Market Index stocks by adjusted market capitalization, and excludes stocks in the Large Cap Index.
Index Maintenance
     The Russell/Nomura Small Cap Index is reconstituted annually (on the first trading day in December) as part of the overall reconstitution of the Russell/Nomura Total Market Index. The index is calculated based on the share price for each stock on its primary exchange. The index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. Liquidation

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post stocks (where the name of the issuer of a stock falls within the purview of the Criteria for Delisting Stocks is put on the liquidation post to make the information public among investors) are removed from the index on the second day following the move to the liquidation post. Stocks that are delisted for reasons other than those noted above are removed from the index on the date of delisting. Stocks that have been removed from the index are not replaced.
     Outside of the annual reconstitution, free-float ratios (vis-à-vis stable shareholdings) will be revised as necessary, in principle, in the event of substantial changes in stable shareholdings due to corporate actions such as the conversion of preferred stocks, M&A involving private (non-listed) companies, tender offer bids (TOB), as well as private placements. The decision as to whether or not to revise free-float ratios will be made upon confirmation of the number of shares following such corporate actions, and in the case revisions are implemented, an announcement to this effect will be made and the changes duly reflected in the indexes.
Structural Changes
     The aim of the annual reconstitution of the Russell/Nomura Japan Indexes is to completely and objectively rebuild the indexes to ensure market segments are accurately represented, while minimizing unnecessary turnover. Complete reconstitution is important for an index designed to represent market segments because market characteristics change over time. Lack of complete reconstitution results in sector, capitalization, and style biases, all of which challenge the ability of an index to represent the market. As a general rule, index changes are announced on the website of Nomura Securities about two weeks before the changes take effect, except but not limited to cases of unforeseen circumstances or when information cannot be confirmed.
Inception Date
     The inception date of the Russell/Nomura Small Cap Index is December 1995, with historical performance going back to end-December, 1979.
Index Compilation
     The Russell/Nomura Small Cap Index is compiled by Russell Investment Group and Nomura Securities Co., Ltd., in conjunction with Nomura Research Institute, as agent for Nomura Securities.
INVESTMENT POLICIES
DIVERSIFICATION
Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may constitute a greater portion of an Index of a Fund and therefore, the securities may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject the Fund’s Shares to greater price volatility than more diversified investment companies.
Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a ''regulated investment company’’ for purposes of the Internal Revenue Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.
CONCENTRATION
In addition, some of the Funds may concentrate their investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

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INVESTMENT COMPANIES
Each Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Adviser or otherwise affiliated with the Adviser, in excess of the limits discussed above.
If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
FOREIGN CURRENCY TRANSACTIONS
Each Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
U.S. REGISTERED SECURITIES OF FOREIGN ISSUERS
Each Fund may purchase publicly traded common stocks of foreign corporations.
Investing in U.S. registered, dollar-denominated, common stocks issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
A Fund’s investment in common stock of foreign corporations may also be in the form of ADRs, GDRs and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities market, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

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LENDING PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.
With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.
A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees (the“Board”) who administer the lending program for one or more Funds in accordance with guidelines approved by the Fund’s Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”), an affiliate of the Trust, has been approved by the Board to serve as securities lending agent for each Fund and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. State Street has received an order of exemption from the Securities and Exchange Commission (“SEC”) under Sections 17(a) and 12(d)(1) under the 1940 Act to serve as the lending agent for affiliated investment companies such as the Trust and to invest the cash collateral received from loan transactions to be invested in an affiliated cash collateral fund.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.
REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of each Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

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REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to a Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund’s assets. A Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such
OTHER SHORT-TERM INSTRUMENTS
In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS
Each Fund may utilize exchange-traded futures and options contracts and swap agreements. Each Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.
Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.
The Funds are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin,

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resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.
Each Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in the underlying Index. Exchange-traded futures and options contracts are not currently available for all of the Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying Index components or a subset of the components. The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.
Restrictions on the Use of Futures and Options — In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the CEA and, therefore, is not subject to the registration and regulatory requirements of the CEA. The Funds reserve the right to engage in transaction involving futures and option thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with each Fund’s policies. Each Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian ban, cash or equivalents. When it has a short futures position it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).
Short Sales “Against the Box” — Each Fund may engage in short sales “against the box”. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.
Swap Agreements — Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.
Future Developments — Each Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.
SPECIAL CONSIDERATIONS AND RISKS
A discussion of the risks associated with an investment in a Fund is contained in the Funds’ Prospectus under the heading “Principal Risks of the Funds.” The discussion below supplements, and should be read in conjunction with,

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such section of the Prospectus.
GENERAL
Investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.
An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Although most of the securities in the Indexes are listed on a securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.
FUTURES AND OPTIONS TRANSACTIONS
Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.
A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.
Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

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Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
RISKS OF SWAP AGREEMENTS
Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor.
The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.
TAX RISKS
As with any investment, you should consider how your investment in shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of any Fund.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.
CONTINUOUS OFFERING
The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
REAL ESTATE INVESTMENT TRUSTS (“REITs”)
The Funds and, in particular, the SPDR DJ Wilshire International Real Estate ETF, will generally invest in REITs only to the

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extent that their underlying Indexes invest in REITs. REITs pool investor’s funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in REITs may subject Fund shareholders to duplicate management and administrative fees.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:
1. Change its investment objective (except for the SPDR FTSE/Macquarie Global Infrastructure 100 ETF);
2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;
3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund’s total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund’s total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant index for the purchase of Creation Units);
4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings (the

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deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund’s assets);
5. Purchase, hold or deal in real estate, but a Fund may purchase and sell securities that are issued by companies that invest or deal in real estate assets;
6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;
7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;
8. Sell securities short, except short sales “against the box”;
9. Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts; or
10. Concentrate its investments in an industry (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:
1. Invest in the securities of a company for the purpose of exercising management or control;
2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; or
3. Under normal circumstances:
a.	with respect to the Stoxx Funds, invest less than 90% of its total assets in component securities that comprise its relevant benchmark Index;

b.	with respect to the Funds (except the Stoxx Funds and SPDR S&P BRIC 40 ETF), invest less than 90% of its total assets in component securities that comprise its relevant benchmark Index or in ADRs or GDRs based on the securities in its Index;

c.	with respect to the SPDR S&P BRIC 40 ETF, invest less than 80% of its total assets in component securities that comprise its relevant benchmark Index or in ADRs or GDRs based on the securities in its Index;

d.	with respect to the SPDR S&P Europe ETF and SPDR S&P Emerging Europe ETF, invest less than 80% of their assets in securities of European companies;

e.	with respect to the SPDR S&P Asia Pacific ETF and SPDR S&P Emerging Asia Pacific ETF, invest less than 80% of their assets in securities of Asian Pacific companies;

f.	with respect to the SPDR S&P China ETF, invest less than 80% of its assets in securities of Chinese companies;

g.	with respect to the SPDR S&P Emerging Latin America ETF, invest less than 80% of its assets in securities

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of Latin American companies;

h.	with respect to the SPDR S&P Emerging Middle East & Africa ETF, invest less than 80% of its assets in securities of Middle Eastern and/or African companies;

i.	with respect to the SPDR S&P International Small Cap ETF, invest less than 80% of its assets in securities of small capitalization companies;

j.	with respect to the SPDR DJ Wilshire International Real Estate ETF, invest less than 80% of its assets in securities of real estate companies;

k.	with respect to the SPDR FTSE/Macquarie Global Infrastructure 100 ETF, invest less than 80% of its assets in securities of companies in the infrastructure industry;

l.	with respect to the SPDR Russell/Nomura PRIME Japan ETF, invest less than 80% of its assets in securities of Japanese companies;

m.	with respect to the SPDR Russell/Nomura Small Cap Japan ETF, invest less than 80% of its assets in securities of small capitalization Japanese companies;

Prior to any change in a Fund’s 90% investment policy or 80% investment policy, as applicable, such Fund will provide shareholders with 60 days written notice
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.
EXCHANGE LISTING AND TRADING
A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under “DETERMINATION OF NET ASSET VALUE” and “BUYING AND SELLING THE FUNDS.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.
The Shares of each Fund are approved for listing and trading on the Exchanges, subject to notice of issuance. The Shares trade on the Exchanges at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of Shares of any Fund will continue to be met.
An Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of the underlying Index or portfolio of securities on which such Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Exchange inadvisable. In addition, an Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
In order to provide current Share pricing information, the Exchanges disseminate an updated IOPV relating to each Fund as calculated by Bloomberg, L.P. or the Exchanges. The IOPV calculations are based on local closing prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the IOPV and the market price could be affected. IOPVs also will be disseminated to providers of financial data via the National Market System. IOPVs are disseminated for each Fund every 15 seconds during regular Exchange trading hours of 9:30 a.m., New York time to 4:00 p.m., New York time. Neither the Trust, nor the Adviser, nor any of its affiliates are involved in or responsible for any aspect of the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

25

An IOPV is solely an estimate of the current market value per Share of a Fund. As such, IOPVs are not, and should not be taken to be, a real time update of the net asset value per Share of a Fund, which is calculated only once daily, normally at 4:00 p.m., New York time. Further, IOPVs are not, and should not be taken to be, the price at which Shares may be purchased or sold in the secondary market.
The Trust reserves the right to adjust the stock prices of Shares of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.
The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which each Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Funds are listed and traded on the applicable Exchange.
MANAGEMENT OF THE TRUST
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT.”
TRUSTEES AND OFFICERS OF THE TRUST
The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of four Trustees, one of whom is considered to be an “interested person” (as defined in the 1940 Act) of the Trust.
The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Adviser, are listed below:

26

TRUSTEES AND OFFICERS OF THE TRUST

				NUMBER OF
				PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND
		OFFICE AND	OCCUPATION(S)	COMPLEX	OTHER
NAME, ADDRESS	POSITION(S)	LENGTH OF	DURING PAST	OVERSEEN	DIRECTORSHIPS
AND DATE OF BIRTH	WITH FUNDS	TIME SERVED	5 YEARS	BY TRUSTEE	HELD BY TRUSTEE
Trustees

INDEPENDENT TRUSTEES
DAVID M. KELLY c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 10/10/38	Independent Trustee	Unlimited Elected: July 2004	Retired.	66	Chicago Stock Exchange (Public Governor/Director); Penson Worldwide Inc. (Director); Custodial Trust Co. (Director); SPDR Series Trust (Trustee).

FRANK NESVET c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 9/24/43	Independent Trustee, Chairman	Unlimited Elected: July 2004	Chief Executive Officer, Libra Group, Inc. (1998-present)(a financial services consulting company).	66	SPDR Series Trust (Trustee); The Massachusetts Health & Education Tax Exempt Trust (Trustee).

HELEN F. PETERS c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 3/22/48	Independent Trustee	Unlimited Elected: July 2004	Professor of Finance, Carroll School of Management, Boston College (2003-present); Dean, Boston College (August 2000-2003).	66	Federal Home Loan Bank of Boston (Director); BJ’s Wholesale Clubs (Director); SPDR Series Trust (Trustee).

INTERESTED TRUSTEE
JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 6/24/65	Interested Trustee, President	Unlimited Elected Trustee: November 2005, Elected President: May 2005	President, SSgA Funds Management, Inc. (2005-present); Principal, SSgA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (2006-present); Principal, State Street Global Advisors (2000 to 2006).	75	SPDR Series Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds Trust (Trustee); and State Street Institutional Investment Trust (Trustee).

Officers
MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 3/22/69	Vice President	Unlimited Elected: February 2005	Principal, State Street Global Advisors (2005-present); Assistant Vice President, State Street Bank and Trust Company (2000-2004).	N/A	N/A

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

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NUMBER OF
PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND
		OFFICE AND	OCCUPATION(S)	COMPLEX	OTHER
NAME, ADDRESS	POSITION(S)	LENGTH OF	DURING PAST	OVERSEEN	DIRECTORSHIPS
AND DATE OF BIRTH	WITH FUNDS	TIME SERVED	5 YEARS	BY TRUSTEE	HELD BY TRUSTEE
GARY L. FRENCH State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 7/4/51	Treasurer	Unlimited Elected: May 2005	Senior Vice President, State Street Bank and Trust Company (2002-present); Managing Director, Deutsche Bank (2001-2002).	N/A	N/A

MARY MORAN ZEVEN State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 2/27/61	Secretary	Unlimited Elected: July 2004	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2002-present).	N/A	N/A

RYAN M. LOUVAR State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 2/18/72	Assistant Secretary	Unlimited Elected: October 2006	Vice President and Senior Counsel, State Street Bank and Trust Company (2005-present); Counsel, BISYS Group, Inc. (2000-2005) (a financial services company).	N/A	N/A

MARK E. TUTTLE State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 3/25/70	Assistant Secretary	Unlimited Elected: August 2007	Vice President and Counsel, State Street Bank & Trust Company (2007 — present); Assistant Counsel, BISYS Group, Inc. (2006-2007) (a financial; services company); Compliance Manager, BISYS Group, Inc. (2005-2006); Sole Practitioner, Mark E. Tuttle Attorney at Law (2004-2005); Paralegal, John Hancock Financial Services, Inc. (2000-2004).	N/A	N/A

LAURA F. HEALY State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 3/20/64	Assistant Treasurer	Unlimited Elected: November 2007	Vice President, State Street Bank and Trust Company (2002-Present).*	N/A	N/A

CHAD C. HALLETT State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 1/28/69	Assistant Treasurer	Unlimited Elected: May 2006	Vice President, State Street Bank and Trust Company (2001-Present).*	N/A	N/A

MATTHEW FLAHERTY State Street Bank and Trust Company Two Avenue de Lafayette Boston, MA 02111 2/19/71	Assistant Treasurer	Unlimited Elected: May 2005	Assistant Vice President, State Street Bank and Trust (1994-present).*	N/A	N/A

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NUMBER OF
PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND
		OFFICE AND	OCCUPATION(S)	COMPLEX	OTHER
NAME, ADDRESS	POSITION(S)	LENGTH OF	DURING PAST	OVERSEEN	DIRECTORSHIPS
AND DATE OF BIRTH	WITH FUNDS	TIME SERVED	5 YEARS	BY TRUSTEE	HELD BY TRUSTEE
JULIE B. PIATELLI SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 8/5/67	Chief Compliance Officer	Unlimited Elected: August 2007	Principal and Senior Compliance Officer, SSgA Funds Management, Inc. (2004-present); Vice President, State Street Global Advisors (2004-present); Senior Manager, PricewaterhouseCoopers, LLP (1999-2004)	N/A	N/A

*	Served in various capacities during the noted time period.
REMUNERATION OF THE TRUSTEES AND OFFICERS
No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust, other than the Chief Compliance Officer, who serves at the pleasure of the Independent Trustees. Commencing August 11, 2007, the Trust and SPDR Series Trust (“SST”) pay in the aggregate, each Independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended. An Independent Trustee will receive $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Trustee fees are allocated between the Trust and SST and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series. Previously, the Trust paid each Independent Trustee an annual fee of $15,000 plus $300 per Fund per meeting for scheduled quarterly meetings attended.
The table below shows the compensation that the Independent Trustees received during the Trust’s fiscal year ended September 30, 2007.

		PENSION OR		TOTAL COMPENSATION
		RETIREMENT BENEFITS		FROM
	AGGREGATE	ACCRUED	ESTIMATED ANNUAL	TRUST AND FUND
NAME OF INDEPENDENT	COMPENSATION FROM	AS PART OF TRUST	BENEFITS	COMPLEX PAID TO
TRUSTEE	TRUST	EXPENSES	UPON RETIREMENT	TRUSTEES(1)

David M. Kelly	$32,901	$0	NA	$76,350
Frank Nesvet	$39,502	$0	NA	$87,100
Helen F. Peters	$38,158	$0	NA	$83,100

(1)	The Fund Complex includes the Trust and SST.
No trustee or officer is entitled to any pension or retirement benefits from the Trust.
STANDING COMMITTEES
Audit Committee. The Board has an Audit Committee consisting of all Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Ms. Peters serves as Chair. The Audit Committee meets with the Trust’s independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust’s accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust’s independent auditors. The Audit Committee met five (5) times during the fiscal year ended September 30, 2007.
Trustee Committee. The Board has established a Trustee Committee consisting of all Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Mr. Nesvet serves as Chair. The responsibilities of the Trustee Committee are to: (1) nominate Independent Trustees; (2) review on a periodic basis the governance

29

structures and procedures of the Funds; (3) review proposed resolutions and conflicts of interest that may arise in the business of the Funds and may have an impact on the investors of the Funds; (4) review matters that are referred to the Committee by the Chief Legal Officer or other counsel to the Trust; and (5) provide general oversight of the Funds on behalf of the investors of the Funds. The Trustee Committee met four (4) times during the fiscal year ended September 30, 2007.
Pricing and Investment Committee. The Board also has established a Pricing and Investment Committee that is composed of Officers of the Trust, investment management personnel of the Adviser and senior operations and administrative personnel of State Street. The Pricing and Investment Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Pricing and Investment Committee meets only when necessary. The Board met four (4) times during the fiscal year ended September 30, 2007 to review and ratify fair value pricing determinations of the Pricing and Investment Committee. The Pricing and Investment Committee reports to the Board on a quarterly basis.
OWNERSHIP OF SHARES
The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2007:

AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
	DOLLAR RANGE OF	ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
	EQUITY SECURITIES	BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE	IN THE TRUST	INVESTMENT COMPANIES

INDEPENDENT TRUSTEES
David M. Kelly	None	None
Frank Nesvet	None	None
Helen F. Peters	None	None
INTERESTED TRUSTEE
James Ross	None	None
As of December 31, 2007, the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust or their immediate family members did not own beneficially or of record any securities in the Adviser, the Sub-Adviser, the Distributor any person controlling, controlled by, or under common control with the Adviser, Sub-Adviser or the Distributor.
CODES OF ETHICS
The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
PROXY VOTING POLICIES
The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Adviser. The Adviser’s proxy voting policy, which has been adopted by the Sub-Adviser, is attached to this SAI as Appendix A. Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge by calling 1-866-787-2257; and (2) on the SEC’s website at http://www.sec.gov.
DISCLOSURE OF PORTFOLIO HOLDINGS POLICY
The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board of the Trust must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including

30

publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation (NSCC). The basket represents one creation unit of the Funds. The Trust, the Adviser or State Street will not disseminate non-public information concerning the Trust.
THE INVESTMENT ADVISER
SSgA Funds Management, Inc. acts as the investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Fund. As of December 31, 2007, the Adviser managed approximately $144 billion. The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. The Adviser, a Massachusetts corporation, is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street Global Advisors (“SSgA”), consisting of the Adviser and other investment advisory affiliates of State Street Corporation, is the investment management arm of State Street Corporation.
The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund’s outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of each Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund. Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.
A discussion regarding the basis for the Board’s approval or continuation of the Investment Advisory Agreements regarding certain Funds is available in the Trust’s Semi-Annual Report to Shareholders dated March 31, 2007 and in the Trust’s Annual Report to Shareholders dated September 30, 2007.
For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund’s average daily net assets as set forth in the Prospectus. From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to the Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
For the past three fiscal years ended September 30, the Funds paid the following amounts to the Adviser:

FUND	2007		2006		2005
DJ STOXX 50 ETF	$389,812		$104,897		$84,662
DJ EURO STOXX 50 ETF	$1,254,644		$533,758		$397,634
SPDR S&P Asia Pacific ETF	N/A	(1)	N/A	(1)	N/A	(1)
SPDR S&P Emerging Asia Pacific ETF	$85,114	(2)	N/A	(1)	N/A	(1)
SPDR S&P China ETF	$149,963	(2)	N/A	(1)	N/A	(1)
SPDR S&P Emerging Markets ETF	$67,842	(2)	N/A	(1)	N/A	(1)
SPDR S&P BRIC 40 ETF	$78,069	(7)	N/A	(1)	N/A	(1)
SPDR S&P Europe ETF	N/A	(1)	N/A	(1)	N/A	(1)

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FUND	2007		2006		2005
SPDR S&P Emerging Europe ETF	$55,660	(2)	N/A	(1)	N/A	(1)
SPDR S&P Emerging Latin America ETF	$88,822	(2)	N/A	(1)	N/A	(1)
SPDR S&P Emerging Middle East & Africa ETF	$61,939	(2)	N/A	(1)	N/A	(1)
SPDR S&P World ex-US ETF	$19,932	(8)	N/A	(1)	N/A	(1)
SPDR S&P International Small Cap ETF	$157,589	(8)	N/A	(1)	N/A	(1)
SPDR DJ Wilshire International Real Estate ETF	$3,211,424	(3)	N/A	(1)	N/A	(1)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	$106,123	(4)	N/A	(1)	N/A	(1)
SPDR MSCI ACWI ex-US ETF	$160,478	(5)	N/A	(1)	N/A	(1)
SPDR Russell/Nomura PRIME Japan ETF	$1,081,791	(6)	N/A	(1)	N/A	(1)
SPDR Russell/Nomura Small Cap Japan ETF	$517,959	(6)	N/A	(1)	N/A	(1)

(1)	The Fund was not operational.

(2)	The Fund commenced operations on March 20, 2007.

(3)	The Fund commenced operations on December 15, 2006.

(4)	The Fund commenced operations on January 25, 2007.

(5)	The Fund commenced operations on January 10, 2007.

(6)	The Fund commenced operations on November 9, 2006.

(7)	The Fund commenced operations on June 19, 2007.

(8)	The Fund commenced operations on April 20, 2007.
INVESTMENT SUB-ADVISER (SPDR DJ Wilshire International Real Estate ETF)
Pursuant to the Advisory Agreement between the SPDR DJ Wilshire International Real Estate ETF and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained The Tuckerman Group LLC (“Tuckerman” or the “Sub-Adviser”), an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of the SPDR DJ Wilshire International Real Estate ETF’s investments, subject to supervision of the Adviser and the Board while the Adviser will provide administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of December 31, 2007, Tuckerman managed approximately $7.620 billion in assets. Tuckerman’s principal business address is 4 International Drive, Suite 230, Rye Brook, NY 10573.
The Trust, the Adviser and the Sub-Adviser have entered into a Sub-Advisory Agreement. The Sub-Advisory Agreement continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund’s outstanding voting securities. The Sub-Advisory Agreement is also terminable upon 60 days notice by the Sub-Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
A discussion regarding the basis for the Board’s continuation of the Sub-Advisory Agreement is available in the Trust’s Annual Report to Shareholders dated September 30, 2007.
In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser will pay Tuckerman an annual investment sub-advisory fee based on the average daily net assets with respect to the SPDR DJ Wilshire International Real Estate ETF. For the period December 15, 2006 through September 30, 2007, the Adviser paid $653,596 to Tuckerman for its services.

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PORTFOLIO MANAGERS
The Adviser manages the Funds, and with respect to the SPDR DJ Wilshire International Real Estate ETF, the Adviser and Sub-Adviser each manage the Fund, using a team of investment professionals. Key professionals primarily involved in the day-to-day portfolio management for each of the Funds include:

Fund	Portfolio Managers
All ETFs (Excluding the SPDR DJ Wilshire International Real Estate ETF)	Lynn Blake, John Tucker
SPDR DJ Wilshire International Real Estate ETF	Amos J. Rogers III, Sophia Banar
The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.
Other Accounts Managed as of September 30, 2007

	Registered		Pooled				Total
	Investment	Assets	Investment	Assets		Assets	Assets
Portfolio	Company	Managed	Vehicle	Managed	Other	Managed	Managed
Manager	Accounts	(billions)*	Accounts	(billions)*	Accounts	(billions)*	(billions)*
Lynn Blake	57	$15.10	513	$242.62	534	$342.35	$600.07
John Tucker	57	$15.10	513	$242.62	534	$342.35	$600.07

*	There are no performance fees associated with these portfolios.
The portfolio managers listed above do not beneficially own any shares of the Funds as of September 30, 2007.
A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities. The Adviser and Sub-Adviser have adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser, the Sub-Adviser and their advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio managers’ accounts with the same strategy.
Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of a Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

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A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser and Sub-Adviser have adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and Sub-Adviser and their advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.
The compensation of the Adviser’s investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. The Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.
SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
The following table lists the number and types of other accounts managed by each of the key professionals involved in the day-to-day portfolio management for the SPDR DJ Wilshire International Real Estate ETF and assets under management in those accounts as of September 30, 2007.

	Registered		Pooled				Total
	Investment	Assets	Investment	Assets		Assets	Assets
Portfolio	Company	Managed	Vehicle	Managed	Other	Managed	Managed
Manager	Accounts	(billions)	Accounts	(billions)	Accounts	(billions)	(billions)
Amos J. Rogers III	7	$3.153	12	$1.533	55	$1.302	$5.988
Sophia Banar	7	$3.153	12	$1.533	55	$1.302	$5.988
•	There are no performance fees associated with these portfolios.
Amos J. Rogers III owns shares of the SPDR DJ Wilshire International Real Estate ETF valued at between $1 and $10,000 as of September 30, 2007. Sophia Banar does not own any shares of the SPDR DJ Wilshire International Real Estate ETF.
The Sub-Adviser’s portfolio managers are compensated through an industry competitive fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool the aggregate of which is tied to the firm’s income generated by all accounts included within the manager’s investment strategy, including the fund. A portfolio manager is not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Tuckerman based on assets under management. Tuckerman bases incentive bonuses on income earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns the portfolio manager’s interests more closely with the long-term interests of clients. Most senior professionals, including portfolio managers have ownership interests in the firm.

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THE ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated on a continuous basis to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. State Street will generally assist in all aspects of the Trust’s and the Funds’ operations; supply and maintain office facilities (which may be in State Street’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.
Pursuant to the Administrative Services Agreement, the Trust has agreed to a limitation on damages to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from gross negligence or willful misconduct in the performance of its duties. Under the Custodian Agreement and Transfer Agency Agreement, as described below, the Trust has also provided indemnities to State Street for certain liabilities.
State Street, One Lincoln Street, Boston, Massachusetts 02111, also serves as Custodian for the Funds pursuant to a Custodian Agreement. As Custodian, State Street holds the Funds’ assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.
State Street also serves as Transfer Agent of the Funds pursuant to a Transfer Agency Agreement.
Compensation. As compensation for its services under the Administrative Services Agreement, the Custodian Agreement and Transfer Agency Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets of each Fund of the Trust, as follows: 0.0475% on the first $3 billion and 0.0425% thereafter (determined on a fund complex basis), subject to certain per Fund minimum fees. In addition, State Street shall receive global safekeeping and transaction fees, which are calculated on a per-country basis, and in-kind creation (purchase) and redemption transaction fees (as described below and in the Fund’s prospectus). State Street may be reimbursed by the Funds for its out-of-pocket expenses. The Advisory Agreement provides that the Adviser will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement.
THE DISTRIBUTOR
State Street Global Markets, LLC is the principal underwriter and Distributor of Shares. Its principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. Investor information can be obtained by calling 1-866-787-2257. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.
The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to each Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The

35

Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.
Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days’ written notice to the other party. Each of the Distribution Agreement and the Investor Services Agreements is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days’ notice to the other party thereto.
The allocation among the Funds of fees and expenses payable under the Distribution Agreement and the Investor Services Agreements will be made pro rata in accordance with the daily net assets of the respective Funds.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below), DTC Participants (as defined below) and/or Investor Services Organizations.
Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as defined below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.
LICENSING ARRANGMENTS. Each Fund will be based on a particular equity market index compiled by each Index provider. No Index providers are affiliated with the Adviser or its affiliates. Each Fund will be entitled to use the underlying index pursuant to a license or sub-license agreement from the respective Index provider. The Adviser has entered into certain license and sub-license agreements such that the Trust is not obligated to pay any sub-license fees for the use of the Indexes.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills,

36

administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (ECNs) when appropriate.
The Adviser does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of SSgA, whose commission dollars may be used to generate soft dollar credits. Although the Adviser’s clients’ commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by SSgA.
The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.
The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The table below shows the aggregate dollar amount of brokerage commissions paid by the Funds for the fiscal years ended September 30. None of the brokerage commissions paid were paid to affiliated brokers.

Fund	2007		2006		2005
DJ STOXX 50 ETF	$7,867		$4,345		$2,812
DJ EURO STOXX 50 ETF	$38,592		$10,304		$18,734
SPDR S&P Asia Pacific ETF	N/A	(1)	N/A	(1)	N/A	(1)
SPDR S&P Emerging Asia Pacific ETF	$32,647	(2)	N/A	(1)	N/A	(1)
SPDR S&P China ETF	$178	(2)	N/A	(1)	N/A	(1)
SPDR S&P Emerging Markets ETF	$22,135	(2)	N/A	(1)	N/A	(1)
SPDR S&P BRIC 40 ETF	$0	(3)	N/A	(1)	N/A	(1)
SPDR S&P Europe ETF	N/A	(1)	N/A	(1)	N/A	(1)
SPDR S&P Emerging Europe ETF	$14,076	(2)	N/A	(1)	N/A	(1)
SPDR S&P Emerging Latin America ETF	$12,128	(2)	N/A	(1)	N/A	(1)
SPDR S&P Emerging Middle East & Africa ETF	$34,555	(2)	N/A	(1)	N/A	(1)
SPDR S&P World ex-US ETF	$252	(4)	N/A	(1)	N/A	(1)
SPDR S&P International Small Cap ETF	$10,651	(4)	N/A	(1)	N/A	(1)
SPDR DJ Wilshire International Real Estate ETF	$138,837	(5)	N/A	(1)	N/A	(1)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	$1,716	(6)	N/A	(1)	N/A	(1)
SPDR MSCI ACWI ex-US ETF	$6,317	(7)	N/A	(1)	N/A	(1)
SPDR Russell/Nomura PRIME Japan ETF	$4,546	(8)	N/A	(1)	N/A	(1)
SPDR Russell/Nomura Small Cap Japan ETF	$1,669	(8)	N/A	(1)	N/A	(1)

(1)	The Fund was not operational.

(2)	The Fund commenced operations on March 20, 2007.

(3)	The Fund commenced operations on June 19, 2007.

(4)	The Fund commenced operations on April 20, 2007.

(5)	The Fund commenced operations on December 15, 2006.

(6)	The Fund commenced operations on January 25, 2007.

(7)	The Fund commenced operations on January 10, 2007.

(8)	The Fund commenced operations on November 9, 2006.
Securities of “Regular Broker-Dealer.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged

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as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.
Holdings of Regular Broker-Dealers as of September 30, 2007.

ABN AMRO Bank N.V.	$18,969,821
Deutsche Bank Securities, Inc.	$12,164,573
UBS AG	$4,740,120
Credit Suisse Group	$3,165,714
Nomura Holdings, Inc.	$2,760,955
Macquarie Bank Ltd.	$175,895
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
BOOK ENTRY ONLY SYSTEM
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “BUYING AND SELLING THE FUNDS.”
DTC acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.
DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), the American Stock Exchange (“AMEX”) and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust, a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of

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Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchanges.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Although the Funds do not have information concerning their beneficial ownership held in the names of DTC Participants, as of January 4, 2008, the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding Shares of the Funds were as follows:

DJ Stoxx 50 ETF	Pershing, LLC	10.98%
	One Pershing Plaza
	Jersey City, NJ 07399

	Charles Schwab & Company, Inc.	10.47%
	101 Montgomery Street
	San Francisco, CA 94104

	Timber Hill L.L.C.	9.57%
	Two Pickwick Plaza
	Greenwich, CT 06830

	SEI Private Trust Co.	8.71%
	1 Freedom Valley Drive
	Oaks, PA 19456

	National Financial Services LLC	8.09%
	200 Liberty Street
	New York, NY 10281

	UBS Financial Services, Inc.	7.05%
	1000 Harbor Boulevard
	Weehawken, NJ 07086-6790

	Morgan Stanley & Co.
	Incorporated/Retail	6.11%
	75 Varick Street
	New York, NY 11201

DJ Euro Stoxx 50 ETF	Charles Schwab & Company, Inc.	13.90%
	101 Montgomery Street
	San Francisco, CA 94104

39

	National Financial Services LLC	10.82%
	200 Liberty Street
	New York, NY 10281

	TD Ameritrade, Inc.	8.50%
	4211 South 102nd Street
	Omaha, NE 68127

	JPMorgan Chase Bank, National
	Association	6.98%
	14201 Dallas Parkway
	Chase International Plaza
	Dallas, TX 75254-2916

	UBS Financial Services, Inc.	6.76%
	1000 Harbor Boulevard
	Weehawken, NJ 07086-6790

	First Clearing LCC	5.90%
	Riverfront Plaza
	901 East Byrd Street
	Richmond VA 23219

	Pershing, LLC	5.11%
	One Pershing Plaza
	Jersey City, NJ 07399

SPDR S&P Emerging Asia Pacific ETF	Brown Brothers Harriman & Co.	15.32%
	525 Washington Blvd.
	Jersey City, NJ 07310

	National Financial Services LLC	8.70%
	200 Liberty Street
	New York, NY 10281

	Citibank, N.A.	8.54%
	3800 Citigroup Center
	Tampa, FL 33610

	Bear, Stearns Securities Corp.	6.64%
	245 Park Avenue
	New York, NY 10167

	ML SFKPG	6.25%
	101 Hudson Street, 8th Fl.
	Jersey City, NJ 07302

	Charles Schwab & Company, Inc.	5.14%
	101 Montgomery Street
	San Francisco, CA 94104

SPDR S&P China ETF	National Financial Services LLC	17.84%
	222 Delaware Avenue

40

	Wilmington, DE 19801

	State Street Bank and Trust Company	16.00%
	Two Heritage Drive
	North Quincy, MA 02171

	Charles Schwab & Company, Inc.	11.93%
	101 Montgomery Street
	San Francisco, CA 94104

	Bear, Stearns Securities Corp.	8.84%
	245 Park Avenue
	New York, NY 10167

	Citigroup Global Markets Inc.	5.91%
	222 Delaware Avenue
	Wilmington, DE 19801

	TD Ameritrade, Inc.	5.89%
	4211 South 102nd Street
	Omaha, NE 68127

SPDR S&P Emerging Markets ETF	National Financial Services LLC	13.40%
	222 Delaware Avenue
	Wilmington, DE 19801

	Bear, Stearns Securities Corp.	12.71%
	245 Park Avenue
	New York, NY 10167

	Goldman Sachs Execution & Clearing,
	L.P.	10.75%
	30 Hudson Street, 4th floor
	Jersey City, NJ 07302

	UBS Financial Services, Inc.	7.19%
	1000 Harbor Boulevard
	Weehawken, NJ 07086-6790

	Pershing, LLC	6.46%
	One Pershing Plaza
	Jersey City, NJ 07399

	Charles Schwab & Company, Inc.	5.41%
	101 Montgomery Street
	San Francisco, CA 94104

	Citigroup Global Markets Inc.	5.31%
	222 Delaware Avenue
	Wilmington, DE 19801

SPDR S&P BRIC 40 ETF	Citigroup Global Markets Inc.	25.18%
	222 Delaware Avenue

41

	Wilmington, DE 19801

	National Financial Services LLC	10.85%
	200 Liberty Street
	New York, NY 10281

	Charles Schwab & Company, Inc.	8.23%
	101 Montgomery Street
	San Francisco, CA 94104

	ML SFKPG	7.56%
	101 Hudson Street, 8th Fl.
	Jersey City, NJ 07302

	Brown Brothers Harriman & Co.	6.32%
	525 Washington Blvd.
	Jersey City, NJ 07310

SPDR S&P Emerging Europe ETF	State Street Bank and Trust Company	15.38%
	Two Heritage Drive
	North Quincy, MA 02171

	Pershing, LLC	9.49%
	One Pershing Plaza
	Jersey City, NJ 07399

	ML SFKPG	8.82%
	101 Hudson Street, 8th Fl.
	Jersey City, NJ 07302

	Citigroup Global Markets Inc.	8.08%
	222 Delaware Avenue
	Wilmington, DE 19801

	National Financial Services LLC	7.14%
	200 Liberty Street
	New York, NY 10281

	Brown Brothers Harriman & Co.	5.54%
	525 Washington Blvd.
	Jersey City, NJ 07310

	Bear, Stearns Securities Corp.	5.52%
	245 Park Avenue
	New York, NY 10167

	UBS Financial Services, Inc.	5.10%
	1000 Harbor Boulevard
	Weehawken, NJ 07086-6790

	Charles Schwab & Company, Inc.	5.01%
	101 Montgomery Street

42

	San Francisco, CA 94104

SPDR S&P Emerging Latin America ETF	Brown Brothers Harriman & Co	22.53%
	525 Washington Blvd.
	Jersey City, NJ 07310

	State Street Bank and Trust Company	16.60%
	Two Heritage Drive
	North Quincy, MA 02171

	Charles Schwab & Company, Inc.	8.19%
	101 Montgomery Street
	San Francisco, CA 94104

	ML SFKPG	7.65%
	101 Hudson Street, 8th Fl.
	Jersey City, NJ 07302

	National Financial Services LLC	7.58%
	200 Liberty Street
	New York, NY 10281

SPDR S&P Emerging Middle East & Africa ETF	State Street Bank and Trust Company	18.94%
	Two Heritage Drive
	North Quincy, MA 02171

	Citigroup Global Markets Inc.	10.57%
	222 Delaware Avenue
	Wilmington, DE 19801

	National Financial Services LLC	9.39%
	200 Liberty Street
	New York, NY 10281

	Brown Brothers Harriman & Co.	7.46%
	525 Washington Blvd.
	Jersey City, NJ 07310

	ML SFKPG	6.02%
	101 Hudson Street, 8th Fl.
	Jersey City, NJ 07302

	Charles Schwab & Company, Inc.	5.99%
	101 Montgomery Street
	San Francisco, CA 94104

SPDR S&P World ex-US ETF	Goldman Sachs Execution & Clearing,
	L.P.	50.13%
	30 Hudson Street, 4th floor
	Jersey City, NJ 07302

	ML SFKPG	11.31%
	101 Hudson Street, 8th Fl.

43

	Jersey City, NJ 07302

	Citigroup Global Markets Inc.	9.45%
	222 Delaware Avenue
	Wilmington, DE 19801

	Charles Schwab & Company, Inc.	5.56%
	101 Montgomery Street
	San Francisco, CA 94104

	Pershing, LLC	5.37%
	One Pershing Plaza
	Jersey City, NJ 07399

SPDR S&P International Small Cap ETF	Charles Schwab & Company, Inc.	34.52%
	101 Montgomery Street
	San Francisco, CA 94104

	Pershing, LLC	11.43%
	One Pershing Plaza
	Jersey City, NJ 07399

	National Financial Services LLC	11.05%
	200 Liberty Street
	New York, NY 10281

	State Street Bank and Trust Company	8.68%
	Two Heritage Drive
	North Quincy, MA 02171

SPDR DJ Wilshire International Real Estate ETF	Charles Schwab & Company, Inc.	14.71%
	101 Montgomery Street
	San Francisco, CA 94104

	The Northern Trust Company	10.02%
	50 South LaSalle Street
	Chicago, IL 60675

	The Bank of New York	8.09%
	One Wall Street, 5th floor
	New York, NY 10286

	Wells Fargo Bank, N.A.	7.72%
	733 Marquette Avenue South
	Minneapolis, MN 55479

	National Financial Services LLC	7.21%
	200 Liberty Street
	New York, NY 10281

SPDR FTSE/Macquarie Global Infrastructure 100 ETF	Pershing, LLC One Pershing Plaza	9.19%

44

	Jersey City, NJ 07399

	State Street Bank & Trust Company	7.69%
	2 Heritage Drive
	North Quincy, MA 02171

	National Financial Services LLC	7.58%
	200 Liberty Street
	New York, NY 10281

	UBS Financial Services, Inc.	7.17%
	1000 Harbor Boulevard
	Weehawken, NJ 07086-6790

	Charles Schwab & Company, Inc.	6.61%
	101 Montgomery Street
	San Francisco, CA 94104

SPDR MSCI ACWI ex-US ETF	Citibank, N.A.	16.61%
	3800 Citigroup Center
	Tampa, FL 33610

	The Northern Trust Company	12.14%
	50 South LaSalle Street
	Chicago, IL 60675

	Charles Schwab & Company, Inc.	11.90%
	101 Montgomery Street
	San Francisco, CA 94104

	Citigroup Global Markets Inc.	10.95%
	222 Delaware Avenue
	Wilmington, DE 19801

	ML SFKPG	7.12%
	101 Hudson Street, 8th Fl.
	Jersey City, NJ 07302

	National Financial Services LLC	6.63%
	200 Liberty Street
	New York, NY 10281

	First National Bank of Omaha	5.13%
	1620 Dodge Street
	Omaha, NE 68102

SPDR Russell/Nomura PRIME Japan ETF	Nomura Securities International, Inc.	75.11%
	2 World Financial Center, Building B
	255 Liberty Street
	New York, NY 10281-1198

	Goldman Sachs Execution & Clearing,
	L.P.	10.58%

45

	30 Hudson Street, 4th floor
	Jersey City, NJ 07302

SPDR Russell/Nomura Small Cap Japan ETF	Charles Schwab & Company, Inc.	13.53%
	101 Montgomery Street
	San Francisco, CA 94104

	The Northern Trust Company	10.63%
	50 South LaSalle Street
	Chicago, IL 60675

	Swiss American Securities Inc.	7.31%
	12 East 49th Street
	New York, NY 10017

	ML SFKPG	7.24%
	101 Hudson Street, 8th Fl.
	Jersey City, NJ 07302

	National Financial Services LLC	6.31%
	200 Liberty Street
	New York, NY 10281

	Bear, Stearns Securities Corp.	5.44%
	245 Park Avenue
	New York, NY 10167
The SPDR S&P Asia Pacific ETF and the SPDR S&P Europe ETF had not commenced operations as of January 4, 2008 and therefore no person owned of record beneficially 5% or more of any Shares of such Funds.
An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be beneficial and/or legal owners of certain Funds, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of such Fund(s). Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate of State Street (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of the applicable Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the applicable Fund.
The Trustees and officers of the Trust, as a group, owned less than 1% of the Trust’s voting securities as of the date of this SAI.
PURCHASE AND REDEMPTION OF CREATION UNITS
PURCHASE (CREATION). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Underwriter, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (as defined below).
A “Business Day” with respect to each Fund is any day except weekends and the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” per each Creation Unit constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund’s benchmark index and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchanges (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.
The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the applicable Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant index.
In addition, the Trust reserves the right to permit or require the substitution of an amount of cash i.e., a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security which: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant Fund or resulting from certain corporate actions.
PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units (an “Authorized Participant”). Each Authorized Participant will agree, pursuant to the terms of a Participation Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below).
All orders to purchase Shares directly from a Fund, including custom orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is referred to as the “Order Placement Date.”

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An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when an Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
CREATION ORDER. The Principal Underwriter shall inform the Transfer Agent, the Adviser and the Custodian upon receipt of a purchase order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount). Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.
The Authorized Participant must also pay to the Trust, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the applicable Creation Transaction Fee (defined below). Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchanges.
Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant.
In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should also be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to purchase Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement.
ACCEPTANCE OF ORDERS FOR CREATION UNITS. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than the time set forth in the Participant Agreement, and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Principal Underwriter and the Adviser) to reject any order until acceptance.
Once the Trust has accepted an order, the Trust will confirm the issuance of a Creation Unit of a Fund against receipt of payment, at such net asset value as shall have been calculated after receipt in proper form of such order pursuant to the terms of the Participant Agreement. The Principal Underwriter will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities,

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cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fees” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
REJECTION OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of any Fund if (a) the order is not in proper form; (b) the Deposit Securities delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with purchase of Creation Units, and investors will be required to pay a fixed creation transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Funds’ Prospectus, as may be revised from time to time. The Funds may adjust the creation transaction fee from time to time based upon actual experience. An additional charge for cash purchases, custom orders, or partial cash purchases for each Fund may be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.
REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors

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should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchanges (currently 9:30 am, Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.
REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Funds’ Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. An additional charge for cash redemptions, custom orders, or partial cash redemptions (when cash redemptions are available) for each Fund may be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.
PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or cause to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement and in accordance with the applicable order form. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver

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redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.
ADDITIONAL REDEMPTION PROCEDURES. If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the Exchanges are closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchanges is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the net asset value of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
TRANSACTION FEES. A fixed transaction fee is applicable to each creation transaction and each redemption transaction regardless of the number of Creation Units created in the transaction, as set forth in the Prospectus, as may be revised from time to time.
REQUIRED EARLY ACCEPTANCE OF ORDERS FOR CERTAIN INTERNATIONAL FUNDS. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, certain Funds may require orders to be placed up to one business day prior to the trade date in order to receive the trade date’s NAV. Orders to purchase shares of such Funds that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted.
DETERMINATION OF NET ASSET VALUE
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DETERMINATION OF NET ASSET VALUE.”
Net asset value per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for

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purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the SIFMA announces an early closing time.
In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Pricing and Investment Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Pricing and Investment Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Funds’ index providers). In these cases, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in each Prospectus entitled “DISTRIBUTIONS.”
GENERAL POLICIES
Dividends from net investment income, if any, are declared and paid annually by each Fund except the STOXX Funds, and the SPDR DJ Wilshire International Real Estate ETF. Dividends from net income, if any, are declared and paid quarterly by the STOXX Funds and the SPDR DJ Wilshire International Real Estate ETF. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

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DIVIDEND REINVESTMENT SERVICE
Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service (the “Service”) for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If the Service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per share. Shares will be issued at NAV under the Service regardless of whether the Shares are then trading in the secondary market at a premium or discount to net asset value. Broker dealers, at their own discretion, may also offer a dividend reinvestment program under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding the Service or other dividend reinvestment programs.
TAXES
The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
The following information also supplements and should be read in conjunction with the section in the Prospectus entitled “TAX MATTERS.”
Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to be taxable as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund’s taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund’s taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.
If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

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Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund will be subject to federal income tax to the extent any such income or gains are not distributed. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.
A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.
As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to create Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Although not anticipated to be significant in amount based on the investment objectives of the Funds, a Fund’s dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.
Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then such Fund should be eligible to file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid such Fund, subject to certain limitations. Pursuant to this election, a Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If a Fund makes this election, such Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.
A Fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.
If any Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and

54

net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.
A Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.
Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. Such Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income and, if negative, will reduce net tax-exempt income, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or character of the income distributed to you by the Fund.
Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction, if any. A portion of the dividends received from a Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.
In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder’s Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. As noted above, without future legislation, the maximum tax rate on long-term capital gains would return to 20% in 2011.
Gain or loss on the sale or redemption of Shares in each Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their Shares.

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A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.
Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.
Distributions reinvested in additional Shares of a Fund through the means of the service (see “DIVIDEND REINVESTMENT SERVICE”) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.
Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain (other than “qualified short-term capital gain” described below) or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate.
Under recently enacted legislation, the Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a “qualified short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.
The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (a “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations); and (ii) you are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return. Such distributions will give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return.
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, a Fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund. For example, if (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b), a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt

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status for the year. There is no restriction preventing a Fund from holding investments in REITs that hold residual interests in REMICs, and a Fund may do so. The Internal Revenue Service has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.
A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).
Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
CAPITAL STOCK AND SHAREHOLDER REPORTS
Each Fund issues Shares of beneficial interest, par value $.01 per Share. The Board may designate additional Funds.
Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.
Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.
Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust’s property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund’s assets and operations, the risk to shareholders of personal liability is believed to be remote.

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Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, State Street Global Markets, LLC at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Morgan Lewis & Bockius, LLP serves as counsel to the Trust. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for the Trust. PricewaterhouseCoopers LLP performs annual audits of the Funds’ financial statements and provides other audit, tax and related services.
LOCAL MARKET HOLIDAY SCHEDULES
The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus three business days (i.e., days on which the Exchanges are open) in the relevant foreign market of each Fund, except for the Funds which hold Portfolio Securities primarily traded in South Africa. The ability of the Trust to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.
The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than seven calendar days for some Funds, in certain circumstances, during the calendar years 2008 and 2009. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. The countries set forth below are based on the composition of each Fund’s benchmark Index as of December 31, 2007 and may change. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.
DJ STOXX 50 ETF
DJ EURO STOXX 50 ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

FINLAND March 21, 2008 March 24, 2008 May 1, 2008 June 20, 2008 December 24, 2008 December 25, 2008 December 26, 2008 December 31, 2008 January 1, 2009 FRANCE	NETHERLANDS March 21, 2008 March 24, 2008 May 1, 2008 December 24, 2008 December 25, 2008 December 26, 2008 December 31, 2008 January 1, 2009 SPAIN March 21, 2008

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March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

GERMANY
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

ITALY
March 21, 2008
March 24, 2008
May 1, 2008
August 15, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

LUXEMBOURG
March 21, 2008
March 24, 2008
May 1, 2008	March 24, 2008
May 1, 2008
December 25, 2008
December 26, 2008
January 1, 2009

SWEDEN
March 20, 2008
March 21, 2008
March 24, 2008
April 30, 2008
May 1, 2008
June 6, 2008
June 20, 2008
October 31, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

SWITZERLAND
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
May 19, 2008
August 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009
January 2, 2009

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May 12, 2008 June 23, 2008 August 15, 2008 December 25, 2008 December 26, 2008 January 1, 2009	UNITED KINGDOM March 21, 2008 March 24, 2008 May 5, 2008 May 26, 2008 August 25, 2008 December 25, 2008 December 26, 2008 January 1, 2009
REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise a Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Danish, Swedish and Swiss securities markets presented the worst-case redemption cycle for each Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.
SPDR S&P ASIA PACIFIC ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

AUSTRALIA March 20, 2008 March 21, 2008 March 24, 2008 April 25, 2008 June 9, 2008 December 24, 2008 December 25, 2008 December 26, 2008 December 31, 2008 January 1, 2009 January 28, 2009 HONG KONG	NEW ZEALAND February 6, 2008 March 21, 2008 March 24, 2008 April 25, 2008 June 2, 2008 October 27, 2008 December 25, 2008 December 26, 2008 January 1, 2009 January 2, 2009 SINGAPORE February 7, 2008

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February 6, 2008
February 7, 2008
February 8, 2008
March 21, 2008
March 24, 2008
April 4, 2008
May 1, 2008
May 12, 2008
June 9, 2008
July 1, 2008
September 15, 2008
October 1, 2008
October 7, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

JAPAN
February 11, 2008
March 20, 2008
April 29, 2008
May 5, 2008
May 6, 2008
July 21, 2008
September 15, 2008
September 23, 2008
October 13, 2008
November 3, 2008
November 24, 2008
December 23, 2008
December 30, 2008
December 31, 2008
January 1, 2009	February 8, 2008
March 21, 2008
May 1, 2008
May 19, 2008
October 1, 2008
October 28, 2008
December 8, 2008
December 25, 2008
January 1, 2009

SOUTH KOREA
February 6, 2008
February 7, 2008
February 8, 2008
April 9, 2008
Mary 1, 2008
May 5, 2008
May 12, 2008
June 6, 2008
August 15, 2008
September 15, 2008
October 3, 2008
December 25, 2008
December 31, 2008
January 1, 2009

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January 2, 2009 January 3, 2009 January 4, 2009 January 14, 2009
REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Australian and Japanese securities markets presented the worst-case redemption cycle for the Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.
SPDR S&P EMERGING ASIA PACIFIC ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

CHINA
February 6, 2008
February 7, 2008
February 8, 2008
February 11, 2008
February 12, 2008
April 4, 2008
May 1, 2008
May 2, 2008
June 9, 2008
September 15, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 3, 2008
January 1, 2009

INDIA
March 6, 2008	PAKISTAN
February 5, 2008
March 21, 2008
May 1, 2008
August 14, 2008
September 30, 2008
October 4, 2008
October 5, 2008
October 6, 2008
October 7, 2008
December 10, 2008
December 11, 2008
December 25, 2008
January 19, 2009
January 20, 2009

PHILIPPINES
March 20, 2008
March 21, 2008
April 7, 2008

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March 20, 2008
March 21, 2008
April 14, 2008
April 18, 2008
May 1, 2008
May 19, 2008
August 15, 2008
September 3, 2008
October 2, 2008
October 9, 2008
October 28, 2008
October 30, 2008
November 13, 2008
December 9, 2008
December 25, 2008

INDONESIA
February 7, 2008
February 8, 2008
March 7, 2008
March 20, 2008
March 21, 2008
May 1, 2008
May 2, 2008
May 19, 2008
May 20, 2008
July 30, 2008
August 18, 2008
September 19, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 3, 2008
December 8, 2008
December 25, 2008	April 28, 2008
June 9, 2008
August 18, 2008
December 1, 2008
December 25, 2008
December 29, 2008
December 31, 2008
January 1, 2009

TAIWAN
February 4, 2008
February 5, 2008
February 6, 2008
February 7, 2008
February 8, 2008
February 11, 2008
February 28, 2008
April 4, 2008
May 1, 2008
October 10, 2008
January 1, 2009

THAILAND
April 7, 2008
April 14, 2008
April 15, 2008
May 1, 2008
May 5, 2008
May 19, 2008
July 1, 2008
July 17, 2008
August 12, 2008
October 23, 2008
December 5, 2008
December 10, 2008

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December 26, 2008
December 29, 2008
January 1, 2009
January 10, 2009
January 11, 2009

MALAYSIA
February 1, 2008
February 7, 2008
February 8, 2008
May 1, 2008
May 19, 2008
October 1, 2008
October 2, 2008
October 27, 2008
December 8, 2008
December 25, 2008
December 29, 2008
January 1, 2009
January 10, 2009	December 31, 2008 January 1, 2009
REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Chinese and Indonesian securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

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SPDR S&P CHINA ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

CHINA
February 6, 2008
February 7, 2008
February 8, 2008
February 11, 2008
February 12, 2008
April 4, 2008
May 1, 2008
May 2, 2008
June 9, 2008
September 15, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 3, 2008
January 1, 2009
REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Chinese securities market presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.
SPDR S&P EMERGING MARKETS ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

ARGENTINA March 20, 2008 March 21, 2008 March 24, 2008 April 2, 2008	MALAYSIA February 1, 2008 February 7, 2008 February 8, 2008 May 1, 2008

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May 1, 2008
June 16, 2008
July 9, 2008
August 18, 2008
November 6, 2008
December 8, 2008
December 25, 2008
January 1, 2009

BRAZIL
February 4, 2008
February 5, 2008
February 6, 2008
March 21, 2008
April 21, 2008
May 1, 2008
May 22, 2008
July 9, 2008
November 20, 2008
December 24, 2008
December 25, 2008
December 31, 2008
January 1, 2009
January 25, 2009

CHILE
March 21, 2008
May 1, 2008
May 21, 2008
July 16, 2008
August 15, 2008
September 18, 2008
September 19, 2008
December 8, 2008
December 25, 2008	May 19, 2008
October 1, 2008
October 2, 2008
October 27, 2008
December 8, 2008
December 25, 2008
December 29, 2008
January 1, 2009
January 10, 2009

MEXICO
February 4, 2008
March 17, 2008
March 20, 2008
March 21, 2008
May 1, 2008
September 16, 2008
November 17, 2008
December 12, 2008
December 25, 2008
January 1, 2009

MOROCCO
March 20, 2008
March 21, 2008
May 1, 2008
July 30, 2008
August 14, 2008
August 20, 2008
August 21, 2008
October 1, 2008
October 2, 2008
November 6, 2008
November 18, 2008
December 9, 2008

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January 1, 2009

CHINA
February 6, 2008
February 7, 2008
February 8, 2008
February 11, 2008
February 12, 2008
April 4, 2008
May 1, 2008
May 2, 2008
June 9, 2008
September 15, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 3, 2008
January 1, 2009

COLOMBIA
March 20, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 5, 2008
May 26, 2008
June 2, 2008
June 30, 2008
August 7, 2008
August 18, 2008
October 13, 2008
November 3, 2008
November 17, 2008
December 8, 2008	December 10, 2008
January 1, 2009
January 10, 2009
January 11, 2009

NIGERIA
March 20, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 29, 2008
October 1, 2008
December 8, 2008
December 25, 2008
December 26, 2008
January 1, 2009

PAKISTAN
February 5, 2008
March 21, 2008
May 1, 2008
August 14, 2008
September 30, 2008
October 4, 2008
October 5, 2008
October 6, 2008
October 7, 2008
December 10, 2008
December 11, 2008
December 12, 2008
December 25, 2008
January 19, 2009
January 20, 2009

PERU

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December 25, 2008
January 1, 2009
January 7, 2009

CZECH REPUBLIC
March 24, 2008
May 1, 2008
May 8, 2008
October 28, 2008
November 17 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

EGYPT
March 20, 2008
April 27, 2008
April 28, 2008
May 1, 2008
July 23, 2008
October 1, 2008
October 2, 2008
October 6, 2008
December 7, 2008
December 9, 2008
December 29, 2008
January 7, 2009
January 9, 2009

HUNGARY
March 24, 2008
May 1, 2008
May 2, 2008	March 20, 2008
March 21, 2008
May 1, 2008
July 28, 2008
July 29, 2008
October 8, 2008
December 8, 2008
December 25, 2008
January 1, 2009

PHILIPPINES
March 20, 2008
March 21, 2008
April 7, 2008
April 28, 2008
June 9, 2008
August 18, 2008
December 1, 2008
December 25, 2008
December 29, 2008
December 31, 2008
January 1, 2009

POLAND
March 21, 2008
March 24, 2008
May 1, 2008
May 22, 2008
August 15, 2008
November 11, 2008
December 24, 2008
December 25, 2008
December 26, 2008
January 1, 2009

68

May 12, 2008
August 20, 2008
October 23, 2008
October 24, 2008
December 24, 2008
December 25, 2008
December 26, 2008
January 1, 2009

INDIA
March 6, 2008
March 20, 2008
March 21, 2008
April 14, 2008
April 18, 2008
May 1, 2008
May 19, 2008
August 15, 2008
September 3, 2008
October 2, 2008
October 9, 2008
October 28, 2008
October 30, 2008
November 13, 2008
December 9, 2008
December 25, 2008

INDONESIA
February 7, 2008
February 8, 2008
March 7, 2008
March 20, 2008
March 21, 2008
May 1, 2008
May 2, 2008
RUSSIA
February 25, 2008
March 10, 2008
May 1, 2008
May 2, 2008
May 9, 2008
June 12, 2008
June 13, 2008
November 3, 2008
November 4, 2008
December 31, 2008
January 1, 2009
January 2, 2009
January 3, 2009
January 4, 2009
January 7, 2009
January 8, 2009

SLOVENIA
February 8, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 2, 2008
June 25, 2008
August 15, 2008
October 31, 2008
December 25, 2008
December 26, 2008
December 31, 2007
January 1, 2009
January 2, 2009

69

May 19, 2008
May 20, 2008
July 30, 2008
August 18, 2008
September 19, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 3, 2008
December 8, 2008
December 25, 2008
December 26, 2008
December 29, 2008
January 1, 2009
January 10, 2009
January 11, 2009

ISRAEL
April 20, 2008
April 21, 2008
April 22, 2008
April 23, 2008
April 24, 2008
May 7, 2008
May 8, 2008
June 8, 2008
June 9, 2008
August 10, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 8, 2008
October 9, 2008
October 13, 2008	SOUTH AFRICA
March 21, 2008
March 24, 2008
February 28, 2008
May 1, 2008
June 16, 2008
September 24, 2008
December 16, 2008
December 25, 2008
December 26, 2008
January 1, 2009

TAIWAN
February 4, 2008
February 5, 2008
February 6, 2008
February 7, 2008
February 8, 2008
February 11, 2008
February 28, 2008
April 4, 2008
May 1, 2008
October 10, 2008
January 1, 2009

THAILAND
April 7, 2008
April 14, 2008
April 15, 2008
May 1, 2008
May 5, 2008
May 19, 2008
July 1, 2008
July 17, 2008

70

October 14, 2008
October 15, 2008
October 16, 2008
October 19, 2008
October 20, 2008
October 21, 2008

JORDAN
March 19, 2008
May 1, 2008
May 25, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 6, 2008
December 8, 2008
December 9, 2008
December 10, 2008
December 11, 2008
December 25, 2008
December 28, 2008
January 1, 2009
January 10, 2009	August 12, 2008
October 23, 2008
December 5, 2008
December 10, 2008
December 31, 2008
January 1, 2009

TURKEY
April 23, 2008
May 19, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 28, 2009
October 29, 2008
November 23, 2008
December 8, 2008
December 9, 2008
December 10, 2008
December 11, 2008
January 1, 2009
REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Chinese, Indonesian and South African securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.
SPDR S&P BRIC 40 ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

BRAZIL	INDIA

71

February 4, 2008
February 5, 2008
February 6, 2008
March 21, 2008
April 21, 2008
May 1, 2008
May 22, 2008
July 9, 2008
November 20, 2008
December 24, 2008
December 25, 2008
December 31, 2008
January 1, 2009
January 25, 2009

CHINA
February 6, 2008
February 7, 2008
February 8, 2008
February 11, 2008
February 12, 2008
April 4, 2008
May 1, 2008
May 2, 2008
June 9, 2008
September 15, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 3, 2008
January 1, 2009	March 6, 2008
March 20, 2008
March 21, 2008
April 14, 2008
April 18, 2008
May 1, 2008
May 19, 2008
August 15, 2008
September 3, 2008
October 2, 2008
October 9, 2008
October 28, 2008
October 30, 2008
November 13, 2008
December 9, 2008
December 25, 2008

RUSSIA
February 25, 2008
March 10, 2008
May 1, 2008
May 2, 2008
May 9, 2008
June 12, 2008
June 13, 2008
November 3, 2008
November 4, 2008
December 31, 2008
January 1, 2009
January 2, 2009
January 3, 2009
January 4, 2009
January 7, 2009
January 8, 2009

72

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Chinese and Russian securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.
SPDR S&P EUROPE ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

AUSTRIA
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
May 22, 2008
August 15, 2008
December 8, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

BELGIUM
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

DENMARK
March 20, 2008	ITALY
March 21, 2008
March 24, 2008
May 1, 2008
August 15, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

LUXEMBOURG
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
June 23, 2008
August 15, 2008
December 25, 2008
December 26, 2008
January 1, 2009

NETHERLANDS
March 21, 2008
March 24, 2008
May 1, 2008

73

March 21, 2008
March 24, 2008
April 18, 2008
May 1, 2008
May 12, 2008
June 5, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

FINLAND
March 21, 2008
March 24, 2008
May 1, 2008
June 20, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

FRANCE
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

GERMANY
March 21, 2008	December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

NORWAY
March 19, 2008
March 20, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

PORTUGAL
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

SLOVENIA
February 8, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 2, 2008

74

March 24, 2008
May 1, 2008
May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

GREECE
March 10, 2008
March 21, 2008
March 24, 2008
March 25, 2008
April 25, 2008
April 28, 2008
May 1, 2008
June 16, 2008
August 15, 2008
October 28, 2008
December 25, 2008
December 26, 2008
January 1, 2009

ICELAND
March 20, 2008
March 21, 2008
March 24, 2008
April 24, 2008
May 1, 2008
May 12, 2008
June 17, 2008
August 4, 2008
December 24, 2008
December 25, 2008	June 25, 2008
August 15, 2008
October 31, 2008
December 25, 2008
December 26, 2008
December 31, 2007
January 1, 2009
January 2, 2009

SPAIN
March 21, 2008
March 24, 2008
May 1, 2008
December 25, 2008
December 26, 2008
January 1, 2009

SWEDEN
March 20, 2008
March 21, 2008
March 24, 2008
April 30, 2008
May 1, 2008
June 6, 2008
June 20, 2008
October 31, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

SWITZERLAND
March 21, 2008
March 24, 2008

75

December 26, 2008
December 31, 2008
January 1, 2009
January 2, 2009

IRELAND
March 21, 2008
March 24, 2008
May 5, 2008
June 2, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009	May 1, 2008
May 12, 2008
May 19, 2008
August 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009
January 2, 2009

UNITED KINGDOM
March 21, 2008
March 24, 2008
May 5, 2008
May 26, 2008
August 25, 2008
December 25, 2008
December 26, 2008
January 1, 2009
REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Danish and Norwegian securities markets presented the worst-case redemption cycle for the Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.
SPDR S&P EMERGING EUROPE ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

CZECH REPUBLIC March 24, 2008 May 1, 2008 May 8, 2008	RUSSIA February 25, 2008 March 10, 2008 May 1, 2008

76

October 28, 2008
November 17 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

HUNGARY
March 24, 2008
May 1, 2008
May 2, 2008
May 12, 2008
August 20, 2008
October 23, 2008
October 24, 2008
December 24, 2008
December 25, 2008
December 26, 2008
January 1, 2009

POLAND
March 21, 2008
March 24, 2008
May 1, 2008
May 22, 2008
August 15, 2008
November 11, 2008
December 24, 2008
December 25, 2008
December 26, 2008
January 1, 2009	May 2, 2008
May 9, 2008
June 12, 2008
June 13, 2008
November 3, 2008
November 4, 2008
December 31, 2008
January 1, 2009
January 2, 2009
January 3, 2009
January 4, 2009
January 7, 2009
January 8, 2009

SLOVENIA
February 8, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 2, 2008
June 25, 2008
August 15, 2008
October 31, 2008
December 25, 2008
December 26, 2008
December 31, 2007
January 1, 2009
January 2, 2009

TURKEY
April 23, 2008
May 19, 2008
September 29, 2008
September 30, 2008
October 1, 2008

77

October 2, 2008 October 28, 2009 October 29, 2008 November 23, 2008 December 8, 2008 December 9, 2008 December 10, 2008 December 11, 2008 January 1, 2009
REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Russian securities markets presented the worst-case redemption cycle for the Fund as R + 11 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.
SPDR S&P EMERGING LATIN AMERICA ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

ARGENTINA March 20, 2008 March 21, 2008 March 24, 2008 April 2, 2008 May 1, 2008 June 16, 2008 July 9, 2008 August 18, 2008 November 6, 2008 December 8, 2008 December 25, 2008 January 1, 2009 BRAZIL	COLOMBIA
March 20, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 5, 2008
May 26, 2008
June 2, 2008
June 30, 2008
August 7, 2008
August 18, 2008
October 13, 2008
November 3, 2008
November 17, 2008
December 8, 2008

78

February 4, 2008
February 5, 2008
February 6, 2008
March 21, 2008
April 21, 2008
May 1, 2008
May 22, 2008
July 9, 2008
November 20, 2008
December 24, 2008
December 25, 2008
December 31, 2008
January 1, 2009
January 25, 2009

CHILE
March 21, 2008
May 1, 2008
May 21, 2008
July 16, 2008
August 15, 2008
September 18, 2008
September 19, 2008
December 8, 2008
December 25, 2008
January 1, 2009	December 25, 2008
January 1, 2009
January 7, 2009

MEXICO
February 4, 2008
March 17, 2008
March 20, 2008
March 21, 2008
May 1, 2008
September 16, 2008
November 17, 2008
December 12, 2008
December 25, 2008
January 1, 2009

PERU
March 20, 2008
March 21, 2008
May 1, 2008
July 28, 2008
July 29, 2008
October 8, 2008
December 8, 2008
December 25, 2008
January 1, 2009
REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

EGYPT
March 20, 2008
April 27, 2008
April 28, 2008
May 1, 2008
July 23, 2008
October 1, 2008
October 2, 2008
October 6, 2008
December 7, 2008
December 9, 2008
December 29, 2008
January 7, 2009
January 9, 2009

ISRAEL
April 20, 2008
April 21, 2008
April 22, 2008
April 23, 2008
April 24, 2008
May 7, 2008
May 8, 2008
June 8, 2008
June 9, 2008
August 10, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 8, 2008
October 9, 2008
October 13, 2008	MOROCCO
March 20, 2008
March 21, 2008
May 1, 2008
July 30, 2008
August 14, 2008
August 20, 2008
August 21, 2008
October 1, 2008
October 2, 2008
November 6, 2008
November 18, 2008
December 9, 2008
December 10, 2008
January 1, 2009
January 10, 2009
January 11, 2009

NIGERIA
March 20, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 29, 2008
October 1, 2008
December 8, 2008
December 25, 2008
December 26, 2008
January 1, 2009

SOUTH AFRICA

October 14, 2008
October 15, 2008
October 16, 2008
October 19, 2008
October 20, 2008
October 21, 2008

JORDAN
March 19, 2008
May 1, 2008
May 25, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 6, 2008
December 8, 2008
December 9, 2008
December 10, 2008
December 11, 2008
December 25, 2008
December 28, 2008
January 1, 2009
January 10, 2009	March 21, 2008 March 24, 2008 February 28, 2008 May 1, 2008 June 16, 2008 September 24, 2008 December 16, 2008 December 25, 2008 December 26, 2008 January 1, 2009
REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise a Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the South African securities markets presented the worst-case redemption cycle for the Fund as R + 11 and R + 12 calendar days, respectively, were the maximum number of calendar days necessary to satisfy a redemption request.
SPDR S&P WORLD ex-US ETF
SPDR S&P INTERNATIONAL SMALL CAP ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

AUSTRALIA
March 20, 2008
March 21, 2008
March 24, 2008
April 25, 2008
June 9, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009
January 28, 2009

AUSTRIA
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
May 22, 2008
August 15, 2008
December 8, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

BELGIUM
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008	JAPAN
February 11, 2008
March 20, 2008
April 29, 2008
May 5, 2008
May 6, 2008
July 21, 2008
September 15, 2008
September 23, 2008
October 13, 2008
November 3, 2008
November 24, 2008
December 23, 2008
December 30, 2008
December 31, 2008
January 1, 2009
January 2, 2009
January 3, 2009
January 4, 2009
January 14, 2009

LUXEMBOURG
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
June 23, 2008
August 15, 2008
December 25, 2008
December 26, 2008
January 1, 2009

NETHERLANDS
March 21, 2008
March 24, 2008

January 1, 2009

CANADA
February 18, 2008
March 21, 2008
May 19, 2008
July 1, 2008
August 4, 2008
September 1, 2008
October 13, 2008
December 25, 2008
December 26, 2008
January 1, 2009

DENMARK
March 20, 2008
March 21, 2008
March 24, 2008
April 18, 2008
May 1, 2008
May 12, 2008
June 5, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

FINLAND
March 21, 2008
March 24, 2008
May 1, 2008
June 20, 2008
December 24, 2008	May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

NEW ZEALAND
February 6, 2008
March 21, 2008
March 24, 2008
April 25, 2008
June 2, 2008
October 27, 2008
December 25, 2008
December 26, 2008
January 1, 2009
January 2, 2009

NORWAY
March 19, 2008
March 20, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

PORTUGAL
March 21, 2008
March 24, 2008

December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

FRANCE
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

GERMANY
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

GREECE
March 10, 2008
March 21, 2008
March 24, 2008
March 25, 2008
April 25, 2008
April 28, 2008
May 1, 2008
June 16, 2008	May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

SINGAPORE
February 7, 2008
February 8, 2008
March 21, 2008
May 1, 2008
May 19, 2008
October 1, 2008
October 28, 2008
December 8, 2008
December 25, 2008
January 1, 2009

SOUTH KOREA
February 6, 2008
February 7, 2008
February 8, 2008
April 9, 2008
Mary 1, 2008
May 5, 2008
May 12, 2008
June 6, 2008
August 15, 2008
September 15, 2008
October 3, 2008
December 25, 2008
December 31, 2008
January 1, 2009

August 15, 2008
October 28, 2008
December 25, 2008
December 26, 2008
January 1, 2009

HONG KONG
February 6, 2008
February 7, 2008
February 8, 2008
March 21, 2008
March 24, 2008
April 4, 2008
May 1, 2008
May 12, 2008
June 9, 2008
July 1, 2008
September 15, 2008
October 1, 2008
October 7, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

ICELAND
March 20, 2008
March 21, 2008
March 24, 2008
April 24, 2008
May 1, 2008
May 12, 2008
June 17, 2008
August 4, 2008	SPAIN
March 21, 2008
March 24, 2008
May 1, 2008
December 25, 2008
December 26, 2008
January 1, 2009

SWEDEN
March 20, 2008
March 21, 2008
March 24, 2008
April 30, 2008
May 1, 2008
June 6, 2008
June 20, 2008
October 31, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

SWITZERLAND
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
May 19, 2008
August 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009
January 2, 2009

IRELAND
March 21, 2008
March 24, 2008
May 5, 2008
June 2, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

ITALY
March 21, 2008
March 24, 2008
May 1, 2008
August 15, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009	January 2, 2009 UNITED KINGDOM March 21, 2008 March 24, 2008 May 5, 2008 May 26, 2008 August 25, 2008 December 25, 2008 December 26, 2008 January 1, 2009
REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise each Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Australian, Japanese, Danish and Norwegian securities markets presented the worst-case redemption cycle for the Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.
SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF

The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

AUSTRALIA
March 20, 2008
March 21, 2008
March 24, 2008
April 25, 2008
June 9, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009
January 28, 2009

AUSTRIA
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
May 22, 2008
August 15, 2008
December 8, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

BELGIUM
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008	NEW ZEALAND
February 6, 2008
March 21, 2008
March 24, 2008
April 25, 2008
June 2, 2008
October 27, 2008
December 25, 2008
December 26, 2008
January 1, 2009
January 2, 2009

PHILIPPINES
March 20, 2008
March 21, 2008
April 7, 2008
April 28, 2008
June 9, 2008
August 18, 2008
December 1, 2008
December 25, 2008
December 29, 2008
December 31, 2008
January 1, 2009

POLAND
March 21, 2008
March 24, 2008
May 1, 2008
May 22, 2008
August 15, 2008

December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

CANADA
February 18, 2008
March 21, 2008
May 19, 2008
July 1, 2008
August 4, 2008
September 1, 2008
October 13, 2008
December 25, 2008
December 26, 2008
January 1, 2009

FRANCE
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

GERMANY
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008	November 11, 2008
December 24, 2008
December 25, 2008
December 26, 2008
January 1, 2009

SINGAPORE
February 7, 2008
February 8, 2008
March 21, 2008
May 1, 2008
May 19, 2008
October 1, 2008
October 28, 2008
December 8, 2008
December 25, 2008
January 1, 2009

SOUTH AFRICA
March 21, 2008
March 24, 2008
February 28, 2008
May 1, 2008
June 16, 2008
September 24, 2008
December 16, 2008
December 25, 2008
December 26, 2008
January 1, 2009

SPAIN
March 21, 2008
March 24, 2008
May 1, 2008

December 31, 2008
January 1, 2009

HONG KONG
February 6, 2008
February 7, 2008
February 8, 2008
March 21, 2008
March 24, 2008
April 4, 2008
May 1, 2008
May 12, 2008
June 9, 2008
July 1, 2008
September 15, 2008
October 1, 2008
October 7, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

ITALY
March 21, 2008
March 24, 2008
May 1, 2008
August 15, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

JAPAN	December 25, 2008
December 26, 2008
January 1, 2009

SWEDEN
March 20, 2008
March 21, 2008
March 24, 2008
April 30, 2008
May 1, 2008
June 6, 2008
June 20, 2008
October 31, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

SWITZERLAND
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
May 19, 2008
August 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009
January 2, 2009

TAIWAN
February 4, 2008

February 11, 2008
March 20, 2008
April 29, 2008
May 5, 2008
May 6, 2008
July 21, 2008
September 15, 2008
September 23, 2008
October 13, 2008
November 3, 2008
November 24, 2008
December 23, 2008
December 30, 2008
December 31, 2008
January 1, 2009
January 2, 2009
January 3, 2009
January 4, 2009
January 14, 2009

MALAYSIA
February 1, 2008
February 7, 2008
February 8, 2008
May 1, 2008
May 19, 2008
October 1, 2008
October 2, 2008
October 27, 2008
December 8, 2008
December 25, 2008
December 29, 2008
January 1, 2009
January 10, 2009	February 5, 2008
February 6, 2008
February 7, 2008
February 8, 2008
February 11, 2008
February 28, 2008
April 4, 2008
May 1, 2008
October 10, 2008
January 1, 2009

THAILAND
April 7, 2008
April 14, 2008
April 15, 2008
May 1, 2008
May 5, 2008
May 19, 2008
July 1, 2008
July 17, 2008
August 12, 2008
October 23, 2008
December 5, 2008
December 10, 2008
December 31, 2008
January 1, 2009

TURKEY
April 23, 2008
May 19, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 28, 2009

NETHERLANDS March 21, 2008 March 24, 2008 May 1, 2008 December 24, 2008 December 25, 2008 December 26, 2008 December 31, 2008 January 1, 2009	October 29, 2008
November 23, 2008
December 8, 2008
December 9, 2008
December 10, 2008
December 11, 2008
January 1, 2009

UNITED KINGDOM
March 21, 2008
March 24, 2008
May 5, 2008
May 26, 2008
August 25, 2008
December 25, 2008
December 26, 2008
January 1, 2009
REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Australian and Japanese securities markets and the Turkish securities markets presented the worst-case redemption cycles for the Fund as R + 8 calendar days for the Japanese and Australian securities markets and R + 12 calendar days for the Turkish securities markets were the maximum number of calendar days necessary to satisfy a redemption request.
SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

AUSTRALIA March 20, 2008 March 21, 2008 March 24, 2008 April 25, 2008 June 9, 2008	HONG KONG February 6, 2008 February 7, 2008 February 8, 2008 March 21, 2008 March 24, 2008 April 4, 2008

December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009
January 28, 2009

BRAZIL
February 4, 2008
February 5, 2008
February 6, 2008
March 21, 2008
April 21, 2008
May 1, 2008
May 22, 2008
July 9, 2008
November 20, 2008
December 24, 2008
December 25, 2008
December 31, 2008
January 1, 2009
Brazil 25, 2009

CANADA
February 18, 2008
March 21, 2008
May 19, 2008
July 1, 2008
August 4, 2008
September 1, 2008
October 13, 2008
December 25, 2008
December 26, 2008
January 1, 2009	May 1, 2008
May 12, 2008
June 9, 2008
July 1, 2008
September 15, 2008
October 1, 2008
October 7, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

ITALY
March 21, 2008
March 24, 2008
May 1, 2008
August 15, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

PORTUGAL
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

SOUTH KOREA

FINLAND
March 21, 2008
March 24, 2008
May 1, 2008
June 20, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

FRANCE
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

GERMANY
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

GREECE
March 10, 2008	February 6, 2008
February 7, 2008
February 8, 2008
April 9, 2008
Mary 1, 2008
May 5, 2008
May 12, 2008
June 6, 2008
August 15, 2008
September 15, 2008
October 3, 2008
December 25, 2008
December 31, 2008
January 1, 2009

SPAIN
March 21, 2008
March 24, 2008
May 1, 2008
December 25, 2008
December 26, 2008
January 1, 2009

UNITED KINGDOM
March 21, 2008
March 24, 2008
May 5, 2008
May 26, 2008
August 25, 2008
December 25, 2008
December 26, 2008
January 1, 2009

March 21, 2008 March 24, 2008 March 25, 2008 April 25, 2008 April 28, 2008 May 1, 2008 June 16, 2008 August 15, 2008 October 28, 2008 December 25, 2008 December 26, 2008 January 1, 2009
REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the South Korean securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.
SPDR MSCI ACWI ex-US ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

AUSTRALIA March 20, 2008 March 21, 2008 March 24, 2008 April 25, 2008 June 9, 2008 December 24, 2008 December 25, 2008 December 26, 2008 December 31, 2008 January 1, 2009 January 28, 2009	JAPAN February 11, 2008 March 20, 2008 April 29, 2008 May 5, 2008 May 6, 2008 July 21, 2008 September 15, 2008 September 23, 2008 October 13, 2008 November 3, 2008 November 24, 2008

ARGENTINA
March 20, 2008
March 21, 2008
March 24, 2008
April 2, 2008
May 1, 2008
June 16, 2008
July 9, 2008
August 18, 2008
November 6, 2008
December 8, 2008
December 25, 2008
January 1, 2009

AUSTRIA
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
May 22, 2008
August 15, 2008
December 8, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

BELGIUM
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008	December 23, 2008
December 30, 2008
December 31, 2008
January 1, 2009
January 2, 2009
January 3, 2009
January 4, 2009
January 14, 2009

JORDAN
March 19, 2008
May 1, 2008
May 25, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 6, 2008
December 8, 2008
December 9, 2008
December 10, 2008
December 11, 2008
December 25, 2008
December 28, 2008
January 1, 2009
January 10, 2009

MALAYSIA
February 1, 2008
February 7, 2008
February 8, 2008
May 1, 2008
May 19, 2008
October 1, 2008
October 2, 2008

December 26, 2008
December 31, 2008
January 1, 2009

BRAZIL
February 4, 2008
February 5, 2008
February 6, 2008
March 21, 2008
April 21, 2008
May 1, 2008
May 22, 2008
July 9, 2008
November 20, 2008
December 24, 2008
December 25, 2008
December 31, 2008
January 1, 2009
January 25, 2009

CANADA
February 18, 2008
March 21, 2008
May 19, 2008
July 1, 2008
August 4, 2008
September 1, 2008
October 13, 2008
December 25, 2008
December 26, 2008
January 1, 2009

CHILE
March 21, 2008	October 27, 2008
December 8, 2008
December 25, 2008
December 29, 2008
January 1, 2009
January 10, 2009

MEXICO
February 4, 2008
March 17, 2008
March 20, 2008
March 21, 2008
May 1, 2008
September 16, 2008
November 17, 2008
December 12, 2008
December 25, 2008
January 1, 2009

MOROCCO
March 20, 2008
March 21, 2008
May 1, 2008
July 30, 2008
August 14, 2008
August 20, 2008
August 21, 2008
October 1, 2008
October 2, 2008
November 6, 2008
November 18, 2008
December 9, 2008
December 10, 2008
January 1, 2009
January 10, 2009

May 1, 2008
May 21, 2008
July 16, 2008
August 15, 2008
September 18, 2008
September 19, 2008
December 8, 2008
December 25, 2008
January 1, 2009

CHINA
February 6, 2008
February 7, 2008
February 8, 2008
February 11, 2008
February 12, 2008
April 4, 2008
May 1, 2008
May 2, 2008
June 9, 2008
September 15, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 3, 2008
January 1, 2009

COLOMBIA
March 20, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 5, 2008
May 26, 2008	January 11, 2009

NETHERLANDS
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

NEW ZEALAND
February 6, 2008
March 21, 2008
March 24, 2008
April 25, 2008
June 2, 2008
October 27, 2008
December 25, 2008
December 26, 2008
January 1, 2009
January 2, 2009

NORWAY
March 19, 2008
March 20, 2008
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008

June 2, 2008
June 30, 2008
August 7, 2008
August 18, 2008
October 13, 2008
November 3, 2008
November 17, 2008
December 8, 2008
December 25, 2008
January 1, 2009
January 7, 2009

CZECH REPUBLIC
March 24, 2008
May 1, 2008
May 8, 2008
October 28, 2008
November 17 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

DENMARK
March 20, 2008
March 21, 2008
March 24, 2008
April 18, 2008
May 1, 2008
May 12, 2008
June 5, 2008
December 24, 2008
December 25, 2008
December 26, 2008	January 1, 2009

PAKISTAN
February 5, 2008
March 21, 2008
May 1, 2008
August 14, 2008
September 30, 2008
October 4, 2008
October 5, 2008
October 6, 2008
October 7, 2008
December 10, 2008
December 11, 2008
December 25, 2008
January 19, 2009
January 20, 2009

PERU
March 20, 2008
March 21, 2008
May 1, 2008
July 28, 2008
July 29, 2008
October 8, 2008
December 8, 2008
December 25, 2008
January 1, 2009

PHILIPPINES
March 20, 2008
March 21, 2008
April 7, 2008
April 28, 2008
June 9, 2008

December 31, 2008
January 1, 2009

EGYPT
March 20, 2008
April 27, 2008
April 28, 2008
May 1, 2008
July 23, 2008
October 1, 2008
October 2, 2008
October 6, 2008
December 7, 2008
December 9, 2008
December 29, 2008
January 7, 2009
January 9, 2009

FINLAND
March 21, 2008
March 24, 2008
May 1, 2008
June 20, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

FRANCE
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008	August 18, 2008
December 1, 2008
December 25, 2008
December 29, 2008
December 31, 2008
January 1, 2009

POLAND
March 21, 2008
March 24, 2008
May 1, 2008
May 22, 2008
August 15, 2008
November 11, 2008
December 24, 2008
December 25, 2008
December 26, 2008
January 1, 2009

PORTUGAL
March 21, 2008
March 24, 2008
May 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

RUSSIA
February 25, 2008
March 10, 2008
May 1, 2008
May 2, 2008

December 26, 2008
December 31, 2008
January 1, 2009

GERMANY
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

GREECE
March 10, 2008
March 21, 2008
March 24, 2008
March 25, 2008
April 25, 2008
April 28, 2008
May 1, 2008
June 16, 2008
August 15, 2008
October 28, 2008
December 25, 2008
December 26, 2008
January 1, 2009

HONG KONG
February 6, 2008
February 7, 2008
February 8, 2008
March 21, 2008	May 9, 2008
June 12, 2008
June 13, 2008
November 3, 2008
November 4, 2008
December 31, 2008
January 1, 2009
January 2, 2009
January 3, 2009
January 4, 2009
January 7, 2009
January 8, 2009

SINGAPORE
February 7, 2008
February 8, 2008
March 21, 2008
May 1, 2008
May 19, 2008
October 1, 2008
October 28, 2008
December 8, 2008
December 25, 2008
January 1, 2009

SOUTH AFRICA
March 21, 2008
March 24, 2008
February 28, 2008
May 1, 2008
June 16, 2008
September 24, 2008
December 16, 2008
December 25, 2008
December 26, 2008

March 24, 2008
April 4, 2008
May 1, 2008
May 12, 2008
June 9, 2008
July 1, 2008
September 15, 2008
October 1, 2008
October 7, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

HUNGARY
March 24, 2008
May 1, 2008
May 2, 2008
May 12, 2008
August 20, 2008
October 23, 2008
October 24, 2008
December 24, 2008
December 25, 2008
December 26, 2008
January 1, 2009

INDIA
March 6, 2008
March 20, 2008
March 21, 2008
April 14, 2008
April 18, 2008
May 1, 2008	January 1, 2009

SOUTH KOREA
February 6, 2008
February 7, 2008
February 8, 2008
April 9, 2008
Mary 1, 2008
May 5, 2008
May 12, 2008
June 6, 2008
August 15, 2008
September 15, 2008
October 3, 2008
December 25, 2008
December 31, 2008
January 1, 2009

SPAIN
March 21, 2008
March 24, 2008
May 1, 2008
December 25, 2008
December 26, 2008
January 1, 2009

SWEDEN
March 20, 2008
March 21, 2008
March 24, 2008
April 30, 2008
May 1, 2008
June 6, 2008
June 20, 2008
October 31, 2008

May 19, 2008
August 15, 2008
September 3, 2008
October 2, 2008
October 9, 2008
October 28, 2008
October 30, 2008
November 13, 2008
December 9, 2008
December 25, 2008

INDONESIA
February 7, 2008
February 8, 2008
March 7, 2008
March 20, 2008
March 21, 2008
May 1, 2008
May 2, 2008
May 19, 2008
May 20, 2008
July 30, 2008
August 18, 2008
September 19, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 3, 2008
December 8, 2008
December 25, 2008
December 26, 2008
December 29, 2008
January 1, 2009
January 10, 2009
January 11, 2009	December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

SWITZERLAND
March 21, 2008
March 24, 2008
May 1, 2008
May 12, 2008
May 19, 2008
August 1, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009
January 2, 2009

TAIWAN
February 4, 2008
February 5, 2008
February 6, 2008
February 7, 2008
February 8, 2008
February 11, 2008
February 28, 2008
April 4, 2008
May 1, 2008
October 10, 2008
January 1, 2009

THAILAND
April 7, 2008

IRELAND
March 21, 2008
March 24, 2008
May 5, 2008
June 2, 2008
December 24, 2008
December 25, 2008
December 26, 2008
December 31, 2008
January 1, 2009

ISRAEL
April 20, 2008
April 21, 2008
April 22, 2008
April 23, 2008
April 24, 2008
May 7, 2008
May 8, 2008
June 8, 2008
June 9, 2008
August 10, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 8, 2008
October 9, 2008
October 13, 2008
October 14, 2008
October 15, 2008
October 16, 2008
October 19, 2008
October 20, 2008
October 21, 2008	April 14, 2008
April 15, 2008
May 1, 2008
May 5, 2008
May 19, 2008
July 1, 2008
July 17, 2008
August 12, 2008
October 23, 2008
December 5, 2008
December 10, 2008
December 31, 2008
January 1, 2009

TURKEY
April 23, 2008
May 19, 2008
September 29, 2008
September 30, 2008
October 1, 2008
October 2, 2008
October 28, 2009
October 29, 2008
November 23, 2008
December 8, 2008
December 9, 2008
December 10, 2008
December 11, 2008
January 1, 2009

UNITED KINGDOM
March 21, 2008
March 24, 2008
May 5, 2008
May 26, 2008

ITALY March 21, 2008 March 24, 2008 May 1, 2008 August 15, 2008 December 24, 2008 December 25, 2008 December 26, 2008 December 31, 2008 January 1, 2009	August 25, 2008 December 25, 2008 December 26, 2008 January 1, 2009
REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Indonesian, Russian and Turkish securities markets presented the worst-case redemption cycle for the Fund as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.
SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
The remaining dates in the calendar year 2008 and January 2009 on which the regular holidays affecting the Japanese securities market are as follows:
February 11, 2008
March 20, 2008
April 29, 2008
May 5, 2008
May 6, 2008
July 21, 2008
September 15, 2008
September 23, 2008
October 13, 2008
November 3, 2008
November 24, 2008
December 23, 2008
December 30, 2008
December 31, 2008
January 1, 2009
January 2, 2009
January 3, 2009
January 14, 2009
REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise each Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the Japanese securities markets presented the worst-case redemption cycle for each Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

FINANCIAL STATEMENTS
The Report of PricewaterhouseCoopers LLP, the Trust’s Independent Registered Public Accounting Firm, financial highlights, and financial statements of the Funds included in the Trust’s Annual Report to Shareholders for the fiscal year ended September 30, 2007 and the Trust’s unaudited Semi-Annual Report to Shareholders for the period ended March 31, 2007, each on Form N-CSR under the Investment Company Act, are incorporated by reference into this Statement of Additional Information.

Appendix A

Proxy Voting Policy
Introduction
SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).
Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (“SSgA”) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:
1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)	matches proxies received with holdings as of record date;

5)	reconciles holdings as of record date and rectifies any discrepancies;

6)	generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)	documents the reason(s) for voting for all non-routine items; and

8)	keeps records of such proxy voting available for inspection by the client or governmental agencies.
Process
The FM Manager of Corporate Governance is responsible for monitoring proxy voting on behalf of our clients and executing the day to day implementation of this Proxy Voting Policy. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.
In order to facilitate our proxy voting process, FM retains Institutional Shareholder Services (“ISS”), a firm with expertise in the proxy voting and corporate governance fields. ISS assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist ISS in interpreting and applying this Policy, we meet with

ISS at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits ISS to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to ISS, ISS refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with ISS to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters. The Manager of Corporate Governance is responsible, working with ISS, for submitting proxies in a timely manner and in accordance with our policy. The Manager of Corporate Governance works with ISS to establish and update detailed procedures to implement this policy.
From time to time, proxy votes will be solicited which fall into one of the following categories:
(i)	proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)	proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.
These proxies are identified through a number of methods, including but not limited to notification from ISS, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to ISS, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.
In instances of special circumstances or issues not directly addressed by our policies or guidance to ISS, the FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.
FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies, which may lead to different votes. For example, in certain foreign markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.
Voting
For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.
I. Generally, FM votes for the following ballot items:
Board of Directors
•	Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, or whether the nominee receives non-board related compensation from the issuer

•	Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

•	Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

•	Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

•	The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues.

•	Mandates requiring a majority of independent directors on the Board of Directors

•	Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

•	Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

•	Elimination of cumulative voting

*	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

•	Establishment of confidential voting
Auditors
•	Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

•	Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

•	Discharge of auditors*

•	Approval of financial statements, auditor reports and allocation of income

•	Requirements that auditors attend the annual meeting of shareholders

•	Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

•	Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function
Capitalization
•	Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

•	Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

•	Capitalization changes which eliminate other classes of stock and/or unequal voting rights

•	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

•	Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific — ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)
Anti-Takeover Measures
•	Elimination of shareholder rights plans (“poison pill”)

*	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

•	Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

•	Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

•	Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

•	Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

•	Repeals of various anti-takeover related provisions
Executive Compensation/Equity Compensation
•	Stock purchase plans with an exercise price of not less that 85% of fair market value

•	Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

•	Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

•	Expansions to reporting of financial or compensation-related information, within reason

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee
Routine Business Items
•	General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

•	Change in Corporation Name

•	Mandates that amendments to bylaws or charters have shareholder approval

Other
•	Adoption of anti-“greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

•	Repeals or prohibitions of “greenmail” provisions

•	“Opting-out” of business combination provision
II. Generally, FM votes against the following items:
Board of Directors
•	Establishment of classified boards of directors, unless 80% of the board is independent

•	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

•	Limits to tenure of directors

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

•	Restoration of cumulative voting in the election of directors

•	Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer Elimination of Shareholders’ Right to Call Special Meetings

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

•	Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

•	Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:
•	(i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

•	(i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

•	(i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

•	(i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward
Capitalization
•	Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

•	Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change
Anti-Takeover Measures
•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•	Adjournment of Meeting to Solicit Additional Votes

•	Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

•	Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)
Executive Compensation/Equity Compensation
•	Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

•	Retirement bonuses for non-executive directors and auditors

•	Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee
Routine Business Items
•	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

•	Reincorporation in a location which has more stringent anti-takeover and related provisions

•	Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other
•	Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

•	Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

•	Proposals which require inappropriate endorsements or corporate actions

•	Proposals asking companies to adopt full tenure holding periods for their executives
III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:
•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

•	Against offers where, at the time of voting, the current market price of the security exceeds the bid price

•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

•	For offers made at a premium where no other higher bidder exists
Protecting Shareholder Value
We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive — whether from clients, consultants, the media, the issuer, ISS or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.
Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors “target” lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the FM Manager of Corporate Governance and the Proxy Review Committee, as necessary.
As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process — especially the proxy voting process — as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.
Potential Conflicts
As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).
When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to ISS and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.
In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to ISS, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping
In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:
1)	FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)	a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)	a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)	a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)	a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.
Disclosure of Client Voting Information
Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

PART C
OTHER INFORMATION
ITEM 23. Exhibits

(a)(i)	Amended and Restated Declaration of SPDR Index Shares Funds (the “Trust” or “Registrant”) (5)

(a)(ii)	Amendment to the Amended and Restated Declaration of Trust (12)

(b)	Amended and Restated Bylaws of the Trust (13)

(c)	Not applicable

(d)(i)	Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (5)

(d)(ii)	Revised Exhibit A to the Investment Advisory Agreement, filed herewith

(d)(iii)	Sub-Advisory Agreement by and between SSgA Funds Management, Inc. and The Tuckerman Group LLC (10)

(d)(iv)	Revised Exhibit A to the Investment Advisory Agreement adding one new series, to be filed by amendment

(d)(v)	Revised Exhibit A to the Investment Advisory Agreement adding two new series, to be filed by amendment

(d)(vi)	Fee Waiver Agreement with respect to the SPDR S&P BRIC 40 ETF, filed herewith

(e)(i)	Distribution Agreement between the Trust and State Street Global Markets LLC (5)

(e)(ii)	Amended Annex I to the Distribution Agreement (12)

(e)(iii)	Amended Annex I to the Distribution Agreement adding one new series, to be filed by amendment

(e)(iv)	Amended Annex I to the Distribution Agreement adding two new series, to be filed by amendment

(f)	Not applicable

(g)(i)	Custodian Agreement between the Trust and State Street Bank and Trust Company (2)

(g)(ii)	Amendment to the Custodian Agreement (7)

(g)(iii)	Amended Schedule of Series to the Custodian Agreement (12)

(g)(iv)	Amended Schedule of Series to the Custodian Agreement adding one new series, to be filed by amendment

(g)(v)	Amended Schedule of Series to the Custodian Agreement adding two new series, to be filed by amendment

(h)(i)	Administration Agreement between the Trust and State Street Bank and Trust Company (2)

(h)(ii)	Transfer Agency Services Agreement between the Trust and State Street Bank and Trust Company (2)

(h)(iii)	Form of Participant Agreement, filed herewith

(h)(iv)	Sublicense Agreement among the Trusts, STOXX Limited and the Adviser (3)

(h)(v)	Securities Lending Agreement between the Trust and State Street Bank and Trust Company (13)

(h)(vi)	Anti Money Laundering Addendum to Transfer Agency Services Agreement (5)

(h)(vii)	Amended Exhibit A to the Administration Agreement (12)

(h)(viii)	Amended Annex A to the Transfer Agency Services Agreement (12)

(h)(ix)	Amended Exhibit A to the Administration Agreement adding one new series, to be filed by amendment

(h)(x)	Amended Annex A to the Transfer Agency and Services Agreement adding one new series, to be filed by amendment

(h)(xi)	Amended Exhibit A to the Administration Agreement adding two new series, to be filed by amendment

(h)(xii)	Amended Annex A to the Transfer Agency and Services Agreement adding two new series, to be filed by amendment

(i)(i)	Opinion of Morgan Lewis & Bockius LLP with respect to the Stoxx Funds (11)

(i)(ii)	Opinion of Morgan Lewis & Bockius LLP with respect to the SPDR S&P Asia Pacific ETF; SPDR S&P Emerging Asia Pacific ETF; SPDR S&P China ETF; SPDR S&P Emerging Markets ETF; SPDR S&P EPAC ETF; SPDR S&P Europe ETF; SPDR S&P Emerging Europe ETF; SPDR S&P Emerging Latin America ETF; SPDR S&P Emerging Middle East & Africa ETF; SPDR S&P World (ex-US) ETF; SPDR S&P World (ex-US) Small Cap ETF; streetTRACKS DJ Wilshire International Real Estate ETF; streetTRACKS Macquarie Global Infrastructure 100 ETF; streetTRACKS MSCI ACWI (ex-US) ETF; streetTRACKS Russell/Nomura PRIME Japan ETF; and streetTRACKS Russell/Nomura Small Cap Japan ETF (9)

(i)(iii)	Opinion and Consent of Morgan Lewis & Bockius LLP with respect to one new series, to be filed by amendment

(i)(iv)	Opinion and Consent of Morgan Lewis & Bockius LLP with respect to two new series, to be filed by amendment

(j)	Consent of Independent Registered Public Accounting Firm, filed herewith

(k)	Not applicable

(l)	Form of Purchase Agreement between the Trust and UBS Global Asset Management (US) Inc. (3)

(m)	Not applicable

(n)	Not applicable

(o)	Reserved

(p)(i)	Revised Code of Ethics of the Trust (12)

(p)(ii)	Revised Code of Ethics of the Adviser and the Distributor (8)

(p)(iii)	Amendment to Code of Ethics of the Adviser (12)

(q)	Powers of Attorney (10)

(r)	Assistant Secretary’s Certificate (11)

(1)	Incorporated herein by reference from Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 9, 2002.

(2)	Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 10, 2002.

(3)	Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 2, 2002.

(4)	Incorporated herein by reference from Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 10, 2002.

(5)	Incorporated herein by reference from Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2004.

(6)	Incorporated herein by reference from Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 28, 2004.

(7)	Incorporated herein by reference from Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on January 27, 2006.

(8)	Incorporated herein by reference from Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 25, 2006.

(9)	Incorporated herein by reference from Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 8, 2006.

(10)	Incorporated herein by reference from Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 1, 2006.

(11)	Incorporated herein by reference from Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on January 30, 2007.

(12)	Incorporated herein by reference from Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 6, 2007.

(13)	Incorporated herein by reference from Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 21, 2007.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
The Board of Trustees of the Trust is the same as the board of the SPDR Series Trust which also has SSgA Funds Management, Inc. (“SSgA FM”) as its investment adviser. In addition, the officers of the Trust are substantially identical to the officers of the SPDR Series Trust. Nonetheless, the Trust takes the position that it is not under common control with other trusts because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.
Additionally, see the “Control Persons and Principal Holders of Securities” section of the Statement of Additional Information for a list of shareholders who own more than 5% of a specific fund’s outstanding shares and such information is incorporated by reference to this Item.
ITEM 25. INDEMNIFICATION
Pursuant to Section 5.3 of the Registrant’s Amended and Restated Declaration of Trust and under Section 4.9 of the Registrant’s By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.
Pursuant to Section 5.2 of the Registrant’s Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant’s Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.
The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
SSgA FM serves as the investment advisor to the Registrant. SSgA FM is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment arm of State Street Corporation.
The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

	CAPACITY WITH	BUSINESS NAME AND ADDRESS
NAME	ADVISOR	OTHER POSITIONS

Thomas P. Kelly	Treasurer	Managing Director and Comptroller, State Street Global Advisors, a division of State Street Bank and Trust Company, Boston, MA

Mark J. Duggan	Director and Chief Legal Officer	Senior Managing Director and Deputy General Counsel, State Street Global Advisors, a division of State Street Bank and Trust Company, Boston, MA

Beverly DeWitt	Chief Compliance Officer	Vice President and Chief Compliance Officer State Street Global Advisors, a division of State Street Bank and Trust Company, Boston, MA

Peter G. Leahy	Director	Executive Vice President, State Street Global Advisors, a division of State Street Bank and Trust Company, Boston, MA

James Ross	President & Director	Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company, Boston, MA

See “Management” in the Prospectus and “Management of the Trust” in the Statement of Additional Information for information regarding the business of the Adviser. For information regarding broker-dealers and investment advisers affiliated with the Adviser, reference is made to the Adviser’s Form ADV, as amended, filed with the Securities and Exchange Commission and incorporated herein by reference.
ITEM 27. PRINCIPAL UNDERWRITERS
(a)	State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, is the Trust’s principal underwriter (“SSGM”). SSGM also serves as the principal underwriter for SPDR Series Trust and SSgA Funds.

(b)	The following is a list of the executive officers, directors and partners of State Street Global Markets, LLC (none of the persons set forth below holds a position or office with the Trust):

Nicolas J. Bonn	Chief Executive Officer, President and Director
F. Charles R. Hindmarsh	Executive Vice President and Director
Simon Wilson Taylor	Executive Vice President and Director
Richard Hart	Vice President and Chief Operations Officer
Vincent Manzi	Vice President and Chief Compliance Officer
R. Bryan Woodard	Vice President, Chief Legal Counsel and Secretary
David McInnis	Vice President and Compliance Officer
William Helfrich	Vice President and Chief Financial Officer
James D. Doherty	Vice President and Assistant Secretary
Joseph Vignone	Vice President
Anthony Rochte	Vice President
Stanley Shelton	Director
James Caccivio	Director
Howard Fairweather	Director
Stefan Gavell	Director
Peter Leahy	Director
Mark Snyder	Director
(c)	Not applicable.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
ITEM 29. MANAGEMENT SERVICES
Not applicable.
ITEM 30. UNDERTAKINGS
Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 25th day of January, 2008.

SPDR(R) INDEX SHARES FUNDS
By:	/s/ James E. Ross
James E. Ross
President

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/Gary L. French Gary L. French	Treasurer and Principal Financial Officer	January 25, 2008

/s/David M. Kelly* David M. Kelly	Trustee	January 25, 2008

/s/Frank Nesvet* Frank Nesvet	Trustee	January 25, 2008

/s/Helen Peters* Helen F. Peters	Trustee	January 25, 2008

/s/ James E. Ross James E. Ross	Trustee, President and Principal Executive Officer	January 25, 2008

*By:	/s/ Ryan M. Louvar
Ryan M. Louvar
As Attorney-in-Fact Pursuant to Power of Attorney

Exhibit List
Item 23

(d)(ii)	Revised Exhibit A to the Investment Advisory Agreement
(d)(iv)	Fee Waiver Agreement with respect to the SPDR S&P BRIC 40 ETF
(h)(iii)	Form of Participant Agreement
(j)	Consent of Independent Registered Public Accounting Firm